Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Jan. 28, 2012	Jul. 02, 2010
Document and Entity Information [Abstract]
Entity Registrant Name	AVERY DENNISON CORPORATION
Entity Central Index Key	0000008818
Document Type	10-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 4,117,015,886
Entity Common Stock, Shares Outstanding		106,411,913

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Jan. 01, 2011
Current assets:
Cash and cash equivalents	$ 178	$ 127.5
Trade accounts receivable, less allowances of $43.3 and $51.4 at end of year 2011 and 2010, respectively	877.1	996.1
Inventories, net	475.1	519.9
Current deferred and refundable income taxes	117.4	144.7
Assets held for sale	454.9	0
Other current assets	116.3	163.7
Total current assets	2,218.8	1,951.9
Property, plant and equipment, net	1,079.4	1,262.9
Goodwill	759.3	940.8
Other intangibles resulting from business acquisitions, net	161.2	228.9
Non-current deferred income taxes	322.3	266
Other assets	431.7	448.9
Total assets	4,972.7	5,099.4
Current liabilities:
Short-term and current portion of long-term debt	227.1	381
Accounts payable	736.5	748.2
Accrued payroll and employee benefits	145.7	259.7
Accrued trade rebates	65.8	126
Current deferred and payable income taxes	81.8	53.2
Liabilities held for sale	154.5	0
Other accrued liabilities	235.7	263.7
Total current liabilities	1,647.1	1,831.8
Long-term debt	954.2	956.2
Long-term retirement benefits and other liabilities	587.1	541.1
Non-current deferred and payable income taxes	125.8	124.6
Commitments and contingencies (see Notes 7 and 8)
Shareholders' equity:
Common stock, $1 par value per share, authorized - 400,000,000 shares at end of year 2011 and 2010; issued - 124,126,624 shares at end of year 2011 and 2010; outstanding - 106,269,919 shares and 105,391,940 shares at end of year 2011 and 2010, respectively	124.1	124.1
Capital in excess of par value	778.6	768
Retained earnings	1,810.5	1,727.9
Employee stock benefit trust, 1,784,741 shares at end of year 2010	0	(73.2)
Treasury stock at cost, 17,841,705 shares and 16,934,943 shares at end of year 2011 and 2010, respectively	(791.5)	(758.2)
Accumulated other comprehensive loss	263.2	142.9
Total shareholders' equity	1,658.5	1,645.7
Total liabilities and shareholders' equity	$ 4,972.7	$ 5,099.4

Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Jan. 01, 2011
Consolidated Balance Sheets [Abstract]
Allowances for trade accounts receivable	$ 43.3	$ 51.4
Common stock, par value	$ 1	$ 1
Common stock, shares authorized	400,000,000	400,000,000
Common stock, shares issued	124,126,624	124,126,624
Common stock, shares outstanding	106,269,919	105,391,940
Employee stock benefit trust, shares	0	1,784,741
Treasury stock, shares	17,841,705	16,934,943

Consolidated Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Consolidated Statements of Operations [Abstract]
Net sales	$ 6,026.3	$ 5,782	$ 5,186.2
Cost of products sold	4,504.9	4,268.2	3,929.8
Gross profit	1,521.4	1,513.8	1,256.4
Marketing, general and administrative expense	1,170.9	1,178.9	1,088.1
Goodwill and indefinite-lived intangible asset impairment charges			832
Interest expense	71	76.3	84.9
Other expense, net	46.6	19.6	178
Income (loss) from continuing operations before taxes	232.9	239	(926.6)
Provision for (benefit from) income taxes	78.5	(2.8)	(92)
Net sales from continuing operations	154.4	241.8	(834.6)
Income from discontinued operations, net of tax	35.7	75.1	87.9
Net income (loss)	$ 190.1	$ 316.9	$ (746.7)
Net income (loss) per common share:
Continuing operations	$ 1.46	$ 2.29	$ (8.06)
Discontinued operations	$ 0.34	$ 0.71	$ 0.85
Net income (loss) per common share	$ 1.8	$ 3	$ (7.21)
Net income (loss) per common share, assuming dilution:
Continuing operations	$ 1.45	$ 2.27	$ (8.06)
Discontinued operations	$ 0.33	$ 0.7	$ 0.85
Net income (loss) per common share, assuming dilution	$ 1.78	$ 2.97	$ (7.21)
Dividends	$ 1	$ 0.8	$ 1.22
Average shares outstanding:
Common shares	105.8	105.8	103.6
Common shares, assuming dilution	106.8	106.8	103.6

Consolidated Statements of Shareholders' Equity (USD $) In Millions, unless otherwise specified	Total	Common Stock, $1 par value	Capital in excess of par value	Retained earnings	Cost of unallocated ESOP shares	Employee stock benefit trust	Treasury stock	Accumulated other comprehensive (loss) income
Beginning Balance at Dec. 27, 2008	$ 1,750	$ 124.1	$ 642.9	$ 2,381.3	$ (1.2)	$ (246.9)	$ (867.7)	$ (282.5)
Comprehensive income:
Net income (loss)	(746.7)			(746.7)
Other comprehensive income (loss):
Foreign currency translation adjustment	103.4							103.4
Effective portion of gains or losses on cash flow hedges, net of tax of $2.9, $1.2 and $1.3 respectively for 2009, 2010 and 2011	4.8							4.8
Net actuarial loss, prior service cost and net transition asset, net of tax of $6.2, $(3.3) and $(40) respectively for 2009, 2010 and 2011	29.1							29.1
Other comprehensive (income) loss	137.3							137.3
Total comprehensive income (loss)	(609.4)
Issuance of 6,459,088 shares for treasury in conjunction with HiMEDS conversion	312.9		16				296.9
Employee stock benefit transfer of 686,500, 4,316,894 and 954,536 shares to treasury, respectively for the year 2009, 2010 and 2011						25	(25)
Stock issued under stock option plans, including $8.2, $4.4 & $(.7) of tax and dividends paid on stock held in stock trust respectively for the year 2009, 2010 and 2011	42.8		28.1			14.7
Dividends ($1.22, $0.80, $1.00 per share for the year 2009, 2010 and 2011 respectively)	(134.9)			(134.9)
ESOP transactions, net	1.2				1.2
Employee stock benefit trust market value adjustment			35.9			(35.9)
Ending Balance at Jan. 02, 2010	1,362.6	124.1	722.9	1,499.7	0	(243.1)	(595.8)	(145.2)
Comprehensive income:
Net income (loss)	316.9			316.9
Other comprehensive income (loss):
Foreign currency translation adjustment	18.1							18.1
Effective portion of gains or losses on cash flow hedges, net of tax of $2.9, $1.2 and $1.3 respectively for 2009, 2010 and 2011	2							2
Net actuarial loss, prior service cost and net transition asset, net of tax of $6.2, $(3.3) and $(40) respectively for 2009, 2010 and 2011	(17.8)							(17.8)
Other comprehensive (income) loss	2.3							2.3
Total comprehensive income (loss)	319.2
Issuance of 2,133,656 shares for treasury in conjunction with HiMEDS remarketing	109.3						109.3
Repurchase of 2,683,243 & 316,757 shares for treasury respectively for the year 2010 and 2011	(108.7)						(108.7)
Employee stock benefit transfer of 686,500, 4,316,894 and 954,536 shares to treasury, respectively for the year 2009, 2010 and 2011						163	(163)
Stock issued under stock option plans, including $8.2, $4.4 & $(.7) of tax and dividends paid on stock held in stock trust respectively for the year 2009, 2010 and 2011	52		29.8			22.2
Dividends ($1.22, $0.80, $1.00 per share for the year 2009, 2010 and 2011 respectively)	(88.7)			(88.7)
Employee stock benefit trust market value adjustment			15.3			(15.3)
Ending Balance at Jan. 01, 2011	1,645.7	124.1	768	1,727.9	0	(73.2)	(758.2)	(142.9)
Comprehensive income:
Net income (loss)	190.1			190.1
Other comprehensive income (loss):
Foreign currency translation adjustment	(49.5)							(49.5)
Effective portion of gains or losses on cash flow hedges, net of tax of $2.9, $1.2 and $1.3 respectively for 2009, 2010 and 2011	2.1							2.1
Net actuarial loss, prior service cost and net transition asset, net of tax of $6.2, $(3.3) and $(40) respectively for 2009, 2010 and 2011	(72.9)							(72.9)
Other comprehensive (income) loss	(120.3)							(120.3)
Total comprehensive income (loss)	69.8
Repurchase of 2,683,243 & 316,757 shares for treasury respectively for the year 2010 and 2011	(13.5)						(13.5)
Employee stock benefit transfer of 686,500, 4,316,894 and 954,536 shares to treasury, respectively for the year 2009, 2010 and 2011						31.4	(31.4)
Stock issued under stock option plans, including $8.2, $4.4 & $(.7) of tax and dividends paid on stock held in stock trust respectively for the year 2009, 2010 and 2011	63		20.7	(1)		31.7	11.6
Dividends ($1.22, $0.80, $1.00 per share for the year 2009, 2010 and 2011 respectively)	(106.5)			(106.5)
Employee stock benefit trust market value adjustment			(10.1)			10.1
Ending Balance at Dec. 31, 2011	$ 1,658.5	$ 124.1	$ 778.6	$ 1,810.5	$ 0	$ 0	$ (791.5)	$ (263.2)

Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Tax on effective portion of gains or losses on cash flow hedges	$ 1.3	$ 1.2	$ 2.9
Tax on net actuarial loss, prior service cost and net transition asset	(40)	(3.3)	6.2
Tax on stock issued under option plans	$ (0.7)	$ 4.4	$ 8.2
Dividends	$ 1	$ 0.8	$ 1.22
Employee stock benefit trust
Issuance of treasury shares		2,133,656	6,459,088
Share transferred to treasury from employee stock benefit trust	954,536	4,316,894	686,500
Treasury stock
Repurchase of common stock	316,757	2,683,243

Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Operating Activities
Net income (loss)	$ 190.1	$ 316.9	$ (746.7)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	168	172.9	187.6
Amortization	78.5	74.7	79.7
Provision for doubtful accounts	16.8	16.3	19.3
Goodwill and indefinite-lived intangible asset impairment charges			832
Asset impairment, gain on sale of product line of $5.6 in 2011, and net loss on sale/disposal of assets of $2.7, $2.8, and $9.4 in 2011, 2010, and 2009, respectively	9.9	5.1	48
Loss from debt extinguishments	0.7	4	21.2
Stock-based compensation	39.6	35.2	25.8
Other non-cash expense and loss	38.1	43.6	22
Other non-cash income and gain	(2)	(0.5)	(8.7)
Changes in assets and liabilities and other adjustments:
Trade accounts receivable	(43.6)	(87.6)	95.7
Inventories	(22.2)	(35.6)	133.3
Other current assets	29.4	(39.8)	40.6
Accounts payable	31.3	76.5	(14.5)
Accrued liabilities	(94.9)	30	(37.9)
Taxes on income	37.6	(12)	0.3
Deferred taxes	(1)	(48.2)	(91)
Other assets	1.5	(12.2)	2.3
Long-term retirement benefits and other liabilities	(55.1)	(52.6)	(40)
Net cash provided by operating activities	422.7	486.7	569
Investing Activities
Purchase of property, plant and equipment, net	(105)	(83.5)	(69.7)
Purchase of software and other deferred charges	(26)	(25.1)	(30.6)
Proceeds from sale of product lines	21.5
Proceeds from sale (purchase) of investments, net	0.3	0.8	(0.5)
Other	5		(5)
Net cash used in investing activities	(104.2)	(107.8)	(105.8)
Financing Activities
Net decrease in borrowings (maturities of 90 days or less)	(146.4)	(98.4)	(192.3)
Additional borrowings (maturities longer than 90 days)		249.8
Payments of debt (maturities longer than 90 days)	(1.5)	(341.2)	(108.3)
Dividends paid	(106.5)	(88.7)	(134.9)
Purchase of treasury stock	(13.5)	(108.7)
Proceeds from exercise of stock options, net	3.9	2.5	0.6
Other	(7.5)	(6.8)	2.2
Net cash used in financing activities	(271.5)	(391.5)	(432.7)
Effect of foreign currency translation on cash balances	3.5	2	2.1
Increase (decrease) in cash and cash equivalents	50.5	(10.6)	32.6
Cash and cash equivalents, beginning of year	127.5	138.1	105.5
Cash and cash equivalents, end of year	$ 178	$ 127.5	$ 138.1

Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Consolidated Statements of Cash Flows [Abstract]
Gain on sale of a product line	$ 5.6
Impairment charges on sale and disposal of assets	$ 2.7	$ 2.8	$ 9.4

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations

Avery Dennison Corporation (the “Company”) is an industry leader that develops innovative identification and decorative solutions for businesses and consumers worldwide. The Company’s products include pressure-sensitive labeling technology and materials; graphics imaging media; retail branding and information solutions; radio-frequency identification (“RFID”) inlays and tags; organization and identification products for offices and consumers; specialty tapes; and a variety of specialized labels for automotive, industrial and durable goods applications.

Principles of Consolidation

The consolidated financial statements include the accounts of majority-owned subsidiaries. Intercompany accounts, transactions and profits are eliminated in consolidation. Investments representing less than 20% ownership and in which the Company does not have significant influence are accounted for using the cost method of accounting.

Financial Presentation

As further discussed in Note 2, “Discontinued Operations and Sale of Product Lines,” the Company has classified results of its Office and Consumer Products (“OCP”) business, together with certain costs associated with the divestiture transaction, as discontinued operations in the Consolidated Statements of Operations for all periods presented. The assets and liabilities of the business were classified as “held for sale” in the Consolidated Balance Sheets as of year end 2011. This business comprises substantially all of the Company’s previously reported OCP segment. The operating results of the retained portion of this previously reported OCP segment, which are not significant, are included in other specialty converting businesses for all periods presented.

Certain prior year amounts have been reclassified to conform to current year presentation.

Segment Reporting

The Company has determined that it has the following two reportable segments for financial reporting purposes:

¡	Pressure-sensitive Materials — manufactures and sells pressure-sensitive labeling technology and materials, films for graphic and reflective applications, performance polymers (largely adhesives used to manufacture pressure-sensitive materials), and extruded films; and
¡	Retail Branding and Information Solutions — designs, manufactures and sells a wide variety of branding and information products and services, including brand and price tickets, tags and labels, and related services, supplies and equipment.

Certain operating segments are aggregated or combined based on materiality, quantitative factors, and similar qualitative economic characteristics, including primary products, production processes, customers, and distribution methods. Operating segments that do not exceed the quantitative thresholds or are not considered for aggregation are reported in a category entitled “other specialty converting businesses,” which is comprised of several businesses that produce specialty tapes and highly engineered labels, including RFID inlays and labels and other converted products.

During the first quarter of fiscal 2011, the Company changed the names of certain of its segments and businesses. The Company’s Retail Information Services segment was changed to Retail Branding and Information Solutions. Within the Company’s Pressure-sensitive Materials segment, the names of the Roll Materials business and Graphics and Reflective Products business were changed to Label and Packaging Materials and Graphics and Reflective Solutions, respectively.

Refer to Note 12, “Segment Information,” for further information.

Fiscal Year

Normally, each fiscal year consists of 52 weeks, but every fifth or sixth fiscal year consists of 53 weeks. The Company’s 2011 and 2010 fiscal years consisted of 52-week periods ending December 31, 2011 and January 1, 2011, respectively. The Company’s 2009 fiscal year consisted of a 53-week period ending January 2, 2010, with the extra week reflected in the first quarter.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, or GAAP, requires management to make estimates and assumptions for the reporting period and as of the financial statement date. These estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities and the reported amounts of revenue and expense. Actual results could differ from these estimates.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand, deposits in banks, and short-term investments with maturities of three months or less when purchased. The carrying value of these assets approximates fair value due to the short maturity of the instruments. Cash paid for interest and income taxes was as follows:

(In millions)	2011	2010	2009

Interest, net of capitalized amounts	$65.0	$69.7	$78.3
Income taxes, net of refunds	70.5	94.5	47.5

In 2011, 2010, and 2009, non-cash activities included accruals for capital expenditures of $9.5 million, $12.4 million, and $8.2 million, respectively, due to the timing of payments. The Company released 1 million common shares totaling $31.4 million and 4.3 million common shares totaling $163 million, respectively, from the Company’s Employee Stock Benefit Trust (“ESBT”), to fulfill a portion of the Company’s employee benefit obligations during the first two quarters of 2011 and full year 2010. These shares were included as “Treasury stock at cost” in the Consolidated Balance Sheets.

Accounts Receivable

The Company records trade accounts receivable at the invoiced amount. The allowance for doubtful accounts represents allowances for customer trade accounts receivable that are estimated to be partially or entirely uncollectible. The customer complaint reserve represents estimated sales returns and allowances. These allowances are used to reduce gross trade receivables to their net realizable values. The Company records these allowances based on estimates related to the following factors:

¡ ¡ ¡	Customer-specific allowances; Amounts based upon an aging schedule; and An estimated amount, based on the Company’s historical experience.

No single customer represented 10% or more of the Company’s net sales in, or trade accounts receivable at year end of, 2011 or 2010. However, during 2011, the ten largest customers by net sales represented 10% of the Company’s net sales. As of December 31, 2011, the ten largest customers by trade accounts receivable represented 12% of the Company’s trade accounts receivable. These customers were primarily concentrated in the Pressure-sensitive Materials segment. The Company does not generally require its customers to provide collateral.

Inventories

Inventories are stated at the lower-of-cost-or-market value and are categorized as raw materials, work-in-progress or finished goods. Cost is determined using the first-in, first-out (“FIFO”) method. Inventory reserves are recorded to cost of products sold for damaged, obsolete, excess and slow-moving inventory and the Company establishes a lower cost basis for the inventory. The Company uses estimates to record these reserves. Slow-moving inventory is reviewed by category and may be partially or fully reserved for depending on the type of product and the length of time the product has been included in inventory.

Inventories at end of year were as follows:

(In millions)	2011	2010

Raw materials	$216.2	$243.3
Work-in-progress	136.4	130.5
Finished goods	177.6	205.3
Inventories at lower of FIFO cost or market (approximates replacement cost)	530.2	579.1
Inventory reserves	(55.1)	(59.2)
Inventories, net	$475.1	$519.9

Property, Plant and Equipment

Major classes of property, plant and equipment are stated at cost and were as follows:

(In millions)	2011	2010

Land	$56.5	$65.1
Buildings and improvements	662.9	738.1
Machinery and equipment	2,108.1	2,325.7
Construction-in-progress	40.5	57.3
Property, plant and equipment	2,868.0	3,186.2
Accumulated depreciation	(1,788.6)	(1,923.3)
Property, plant and equipment, net	$1,079.4	$1,262.9

Depreciation is generally computed using the straight-line method over the estimated useful lives of the assets ranging from two to forty-five years for buildings and improvements and two to fifteen years for machinery and equipment. Leasehold improvements are depreciated over the shorter of the useful life of the asset or the term of the associated leases. Maintenance and repair costs are expensed as incurred; renewals and betterments are capitalized. Upon the sale or retirement of assets, the accounts are relieved of the cost and the related accumulated depreciation, with any resulting gain or loss included in net income. There were no significant capital lease assets at year end 2011 and 2010.

Software

The Company capitalizes internal and external software costs that are incurred during the application development stage of the software development, including costs incurred for the design, coding, installation to hardware, testing, and upgrades and enhancements that provide additional functionalities and capabilities to the software and hardware of the chosen path. Internal and external software costs during the preliminary project stage are expensed, as are those costs during the post-implementation and/or operation stage, including internal and external training costs and maintenance costs.

Capitalized software, which is included in “Other assets” in the Consolidated Balance Sheets, is amortized on a straight-line basis over the estimated useful life of the software, ranging from two to ten years. Capitalized software costs were as follows:

(In millions)	2011	2010

Cost	$368.4	$381.7
Accumulated amortization	(237.0)	(238.7)
	$131.4	$143.0

Impairment of Long-lived Assets

Impairment charges are recorded when the carrying amounts of long-lived assets are determined not to be recoverable. Recoverability is measured by assessing the undiscounted cash flows expected to result from their use and eventual disposition. The amount of impairment loss is calculated as the excess of the carrying value over the fair value. Historically, changes in market conditions and management strategy have caused the Company to reassess the carrying amount of its long-lived assets.

Goodwill and Other Intangibles Resulting from Business Acquisitions

Business combinations are accounted for by the purchase method, and the excess of the acquisition cost over the fair value of net tangible assets and identified intangible assets acquired is considered goodwill. As a result, the Company discloses goodwill separately from other intangible assets. Other identifiable intangibles include customer relationships, patents and other acquired technology, trade names and trademarks, and other intangibles.

The Company’s reporting units for the purpose of performing the impairment tests for goodwill consist of label and packaging materials; retail branding and information solutions; office and consumer products; graphics and reflective solutions; industrial products; and business media. In performing the required impairment tests, the Company primarily applies a present value (discounted cash flow) method to determine the fair value of the reporting units with goodwill. The Company performs its annual impairment test of goodwill during the fourth quarter.

Certain factors may result in the need to perform an impairment test prior to the fourth quarter, including significant underperformance of the Company’s business relative to expected operating results, significant adverse economic and industry trends, significant decline in the Company’s market capitalization for an extended period of time relative to net book value, or a decision to divest an individual business within a reporting unit.

The Company estimates the fair value of its reporting units using various valuation techniques, with the primary technique being a discounted cash flow analysis. A discounted cash flow analysis requires the Company to make various assumptions about sales, operating margins, growth rates and discount rates. Assumptions about discount rates are based on a weighted-average cost of capital for comparable companies. Assumptions about sales, operating margins, and growth rates are based on the Company’s forecasts, business plans, economic projections, anticipated future cash flows and marketplace data. Assumptions are also made for varying perpetual growth rates for periods beyond the long-term business plan period.

Goodwill impairment is determined using a two-step process. The first step is to identify if a potential impairment exists by comparing the fair value of a reporting unit with its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is not considered to have a potential impairment and the second step of the impairment is not necessary. However, if the carrying amount of a reporting unit exceeds its fair value, the second step is performed to determine if goodwill is impaired and to measure the amount of impairment loss to recognize, if any.

The second step, if necessary, compares the implied fair value of goodwill with the carrying amount of goodwill. If the implied fair value of goodwill exceeds the carrying amount, then goodwill is not considered impaired. However, if the carrying amount of goodwill exceeds the implied fair value, an impairment loss is recognized in an amount equal to that excess.

The Company tests indefinite-lived intangible assets, consisting of trade names and trademarks, for impairment in the fourth quarter or whenever events or circumstances indicate that it is more likely than not that the carrying values of the assets exceed their fair values. Fair value is estimated as the discounted value of future revenues using a royalty rate that a third party would pay for use of the asset. If the carrying amount of an asset exceeds its implied fair value, an impairment loss is recognized in an amount equal to that excess.

See also Note 3, “Goodwill and Other Intangibles Resulting from Business Acquisitions.”

Foreign Currency

Asset and liability accounts of international operations are translated into U.S. dollars at current rates. Revenues and expenses are translated at the weighted-average currency rate for the fiscal year. Translation gains and losses of subsidiaries operating in hyperinflationary economies, if any, are included in net income in the period incurred. Gains and losses resulting from hedging the value of investments in certain international operations and from translation of balance sheet accounts are recorded directly as a component of other comprehensive income.

Gains and losses resulting from foreign currency transactions are included in income in the period incurred. Transactions in foreign currencies (including receivables, payables and loans denominated in currencies other than the functional currency) decreased net income by $5.3 million, $6.5 million, and $2.6 million in 2011, 2010 and 2009, respectively.

The Company had no operations in hyperinflationary economies in fiscal years 2011, 2010, and 2009.

Financial Instruments

The Company enters into certain foreign exchange hedge contracts to reduce its risk from exchange rate fluctuations associated with receivables, payables, loans and firm commitments denominated in certain foreign currencies that arise primarily as a result of its operations outside the U.S. The Company enters into certain interest rate contracts to help manage its exposure to interest rate fluctuations. The Company also enters into certain natural gas and other commodity futures contracts to hedge price fluctuations for a portion of its anticipated domestic purchases. The maximum length of time for which the Company hedges its exposure to the variability in future cash flows for forecasted transactions is 12 to 24 months.

On the date the Company enters into a derivative contract, it determines whether the derivative will be designated as a hedge. Those derivatives not designated as hedges are recorded on the balance sheets at fair value, with changes in the fair value recognized in earnings. Those derivatives designated as hedges are classified as either (1) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment (a “fair value” hedge); or (2) a hedge of a forecasted transaction or the variability of cash flows that are to be received or paid in connection with a recognized asset or liability (a “cash flow” hedge). The Company generally does not purchase or hold any foreign currency, interest rate or commodity contracts for trading purposes.

The Company assesses, both at the inception of the hedge and on an ongoing basis, whether hedges are highly effective. If it is determined that a hedge is not highly effective, the Company prospectively discontinues hedge accounting. For cash flow hedges, the effective portion of the related gains and losses is recorded as a component of other comprehensive income, and the ineffective portion is reported in earnings. Amounts in accumulated other comprehensive income (loss) are reclassified into earnings in the same period during which the hedged forecasted transaction is consummated. In the event the anticipated transaction is no longer likely to occur, the Company recognizes the change in fair value of the instrument in current period earnings. Changes in fair value hedges are recognized in current period earnings. Changes in the fair value of underlying hedged items (such as recognized assets or liabilities) are also recognized in current period earnings and offset the changes in the fair value of the derivative.

In the Statements of Cash Flows, hedge transactions are classified in the same category as the item hedged, primarily in operating activities.

See also Note 5, “Financial Instruments.”

Fair Value Measurements

The Company defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities which are required to be recorded at fair value, the Company considers the principal or most advantageous market in which the Company would transact and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability.

The Company determines fair value based on a three-tier fair value hierarchy, which it uses to prioritize the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions to determine the best estimate of fair value.

Treasury Shares

In the second half of 2011, the Company began funding a portion of its employee-related expenses using shares of the Company’s common stock held in treasury. The Company elected to record net gains or losses associated with its use of treasury shares to retained earnings.

Revenue Recognition

Sales are recognized when persuasive evidence of an arrangement exists, pricing is determinable, delivery has occurred based on applicable sales terms, and collection is reasonably assured. Sales terms are generally free on board (f.o.b.) shipping point or f.o.b. destination, depending upon local business customs. For most regions in which the Company operates, f.o.b. shipping point terms are utilized and sales are recorded at the time of shipment, because this is when title and risk of loss are transferred. In certain regions, notably in Europe, f.o.b. destination terms are generally utilized and sales are recorded when the products are delivered to the customer’s delivery site, because this is when title and risk of loss are transferred. Furthermore, sales, provisions for estimated returns, and the cost of products sold are recorded at the time title transfers to customers and when the customers assume the risks and rewards of ownership. Actual product returns are charged against estimated sales return allowances.

Sales rebates and discounts are common practice in the industries in which the Company operates. Volume, promotional, price, cash and other discounts and customer incentives are accounted for as a reduction to gross sales. Rebates and discounts are recorded based upon estimates at the time products are sold. These estimates are based upon historical experience for similar programs and products. The Company reviews these rebates and discounts on an ongoing basis and accruals for rebates and discounts are adjusted, if necessary, as additional information becomes available.

Advertising Costs

Advertising costs included in “Marketing, general and administrative expense” were approximately $9.7 million in 2011, $10.8 million in 2010, and $8 million in 2009. The Company’s policy is to expense advertising costs as incurred.

Research and Development

Research and development costs are related to research, design and testing of new products and applications and are expensed as incurred. Research and development expense was $92.4 million in 2011, $85.6 million in 2010, and $78.9 million in 2009.

Pension and Postretirement Benefits

Assumptions used in determining projected benefit obligations and the fair value of plan assets for the Company’s pension plans and other postretirement benefit plans are evaluated by management in consultation with outside actuaries. In the event that the Company determines that changes are warranted in the assumptions used, such as the discount rate, expected long-term rate of return, or health care costs, future pension and postretirement benefit expenses could increase or decrease. Due to changing market conditions or changes in the participant population, the actuarial assumptions that the Company uses may differ from actual results, which could have a significant impact on the Company’s pension and postretirement liability and related cost. Refer to Note 6, “Pension and Other Postretirement Benefits,” for further information on such assumptions.

Product Warranty

The Company provides for an estimate of costs that may be incurred under its basic limited warranty at the time product revenue is recognized. These costs primarily include materials and labor associated with the service or sale of the product. Factors that affect the Company’s warranty liability include the number of units installed or sold, historical and anticipated rate of warranty claims on those units, cost per claim to satisfy the Company’s warranty obligation and availability of insurance coverage. Because these factors are impacted by actual experience and future expectations, the Company assesses the adequacy of its recorded warranty liability and adjusts the amounts as necessary. The Company’s liability associated with product warranty was $1 million and $1.7 million at year end 2011 and 2010, respectively.

Stock-Based Compensation

The Company’s stock-based compensation expense is based on the estimated fair value of awards expected to vest, amortized on a straight-line basis over the requisite service period.

The fair value of the Company’s stock option awards is estimated as of the date of grant using the Black-Scholes option-pricing model. This model requires input assumptions for the Company’s expected dividend yield, expected stock price volatility, risk-free interest rate and the expected option term.

The fair value of restricted stock units is determined based on the closing price of the Company’s common stock as of the date of grant, as adjusted for foregone dividends. In addition, the fair value of certain stock-based awards that are subject to performance metrics based on market conditions is determined using the Monte-Carlo simulation model, which utilizes multiple input variables, including expected volatility assumptions and other assumptions appropriate for determining fair value, to estimate the probability of satisfying the market condition target stipulated in the award.

The Company uses the short-cut method to calculate the historical pool of windfall tax benefits related to employee stock-based compensation awards. In addition, the Company elected to follow the tax ordering laws to determine the sequence in which deductions and net operating loss carryforwards are utilized, as well as the direct-only approach to calculating the amount of windfall or shortfall tax benefits.

See also Note 9, “Shareholders’ Equity and Stock-Based Compensation.”

Environmental Expenditures

Environmental expenditures are generally expensed. However, environmental expenditures for newly acquired assets and those which extend or improve the economic useful life of existing assets are capitalized and amortized over the remaining asset life. During each annual reporting period, the Company reviews its estimates of costs of compliance with environmental laws related to remediation and cleanup of various sites, including sites in which governmental agencies have designated the Company as a potentially responsible party. When it is probable that a loss will be incurred and where a range of the loss can be estimated, the best estimate within the range is accrued. When the best estimate within the range cannot be determined, the low end of the range is accrued. Potential insurance reimbursements are not offset against potential liabilities, and such liabilities are not discounted. Refer to Note 8, “Contingencies,” for further information.

Asset Retirement Obligations

The Company recognizes a liability for the fair value of conditional asset retirement obligations based on estimates determined through present value techniques. An asset retirement is ‘conditional’ when the timing and (or) method of settlement of the retirement obligation is conditional upon a future event that may or may not be within the control of the Company. The Company’s asset retirement obligations primarily relate to lease restoration costs. The Company’s estimated liability associated with asset retirement obligations was $10.3 million and $8 million at year end 2011 and 2010, respectively.

Restructuring Costs

The Company has compensation plans that provide eligible employees with severance in the event of an involuntary termination due to qualifying cost reduction actions. Severance is calculated using a benefit formula under the plans. Accordingly, the provisions for such amounts and other related exit costs (including lease cancellation costs and asset impairment charges) are recorded when they are probable and estimable. In the absence of a plan or established local practice for overseas jurisdictions, liabilities for restructuring costs are recognized when incurred. See also Note 10, “Cost Reduction Actions.”

Taxes on Income

Deferred tax assets and liabilities reflect temporary differences between the amount of assets and liabilities for financial and tax reporting purposes. These amounts are adjusted, as appropriate, to reflect changes in tax rates expected to be in effect when the temporary differences reverse. A valuation allowance is recorded to reduce the Company’s deferred tax assets to the amount that is more likely than not to be realized. Changes in tax laws or accounting standards and methods may affect recorded deferred taxes in future periods.

Income taxes have not been provided on certain undistributed earnings of international subsidiaries because the earnings are considered to be indefinitely reinvested.

When establishing a valuation allowance, the Company considers future sources of taxable income such as “future reversals of existing taxable temporary differences, future taxable income exclusive of reversing temporary differences and carryforwards” and “tax planning strategies.” A tax planning strategy is defined as “an action that: is prudent and feasible; an enterprise ordinarily might not take, but would take to prevent an operating loss or tax credit carryforward from expiring unused; and would result in realization of deferred tax assets.” In the event the Company determines that the deferred tax assets will not be realized in the future, the valuation adjustment to the deferred tax assets will be charged to earnings in the period in which the Company makes such a determination. The Company also acquired certain net deferred tax assets with existing valuation allowances in prior years. If it is later determined that it is more likely than not that the deferred tax assets will be realized, the Company will release the valuation allowance to current earnings or adjust the purchase price allocation.

The Company calculates its current and deferred tax provision based on estimates and assumptions that could differ from the actual results reflected in income tax returns filed in subsequent years. Adjustments based on filed returns are recorded when identified.

Investment tax credits are accounted for in the period earned in accordance with the flow-through method.

The amount of income taxes the Company pays is subject to ongoing audits by federal, state and foreign tax authorities. The Company’s estimate of the potential outcome of any uncertain tax issue is subject to management’s assessment of relevant risks, facts, and circumstances existing at that time. The Company uses a more-likely-than-not threshold for financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. The Company records a liability for the difference between the benefit recognized and measured and tax position taken or expected to be taken on tax returns. To the extent that the Company’s assessment of such tax positions changes, the change in estimate is recorded in the period in which the determination is made. The Company reports tax-related interest and penalties as a component of income tax expense.

The Company does not believe there is a reasonable likelihood that there will be a material change in the tax-related balances or valuation allowance balances. However, due to the complexity of some of these uncertainties, the ultimate resolution may be materially different from the current estimate.

See also Note 11, “Taxes Based on Income.”

Net Income (Loss) Per Share

Net income (loss) per common share amounts were computed as follows:

(In millions, except per share amounts)	2011	2010	2009

(A) Income (loss) from continuing operations	$154.4	$241.8	$(834.6)
(B) Income from discontinued operations, net of tax	35.7	75.1	87.9
(C) Net income (loss) available to common shareholders	$190.1	$316.9	$(746.7)
(D) Weighted-average number of common shares outstanding	105.8	105.8	103.6
Dilutive shares (additional common shares issuable under employee stock-based awards)	1.0	1.0	–
(E) Weighted-average number of common shares outstanding, assuming dilution	106.8	106.8	103.6
Net income (loss) per common share:
Continuing operations (A) ÷ (D)	$1.46	$2.29	$(8.06)
Discontinued operations (B) ÷ (D)	.34	.71	.85
Net income (loss) per common share (C) ÷ (D)	$1.80	$3.00	$(7.21)
Net income (loss) per common share, assuming dilution:
Continuing operations (A) ÷ (E)	$1.45	$2.27	$(8.06)
Discontinued operations (B) ÷ (E)	.33	.70	.85
Net income (loss) per common share, assuming dilution (C) ÷ (E)	$1.78	$2.97	$(7.21)

Certain employee stock-based awards were not included in the computation of net income (loss) per common share, assuming dilution, because they would not have had a dilutive effect. Employee stock-based awards excluded from the computation totaled approximately 11 million shares and 9 million shares in 2011 and 2010, respectively.

In 2009, the effect of normally dilutive securities (for example, stock-based awards) was not dilutive because the Company generated a net operating loss. Employee stock-based awards excluded from the computation totaled approximately 11 million shares in 2009.

Comprehensive Income (Loss)

Comprehensive income (loss) includes net income (loss), foreign currency translation adjustment, net actuarial loss, prior service cost and net transition assets, net of tax, and the gains or losses on the effective portion of cash flow and firm commitment hedges, net of tax, that are currently presented as a component of shareholders’ equity.

The components of “Accumulated other comprehensive loss” (net of tax, with the exception of the foreign currency translation adjustment) in the Consolidated Balance Sheets were as follows:

(In millions)	2011	2010

Foreign currency translation adjustment	$137.8	$187.3
Net actuarial loss, prior service cost and net transition assets, less amortization, net of tax benefits of $192.7 and $152.7 at year end 2011 and 2010, respectively	(394.1)	(321.2)
Net loss on derivative instruments designated as cash flow and firm commitment hedges, net of tax benefits of $4.1 and $5.4 at year end 2011 and 2010, respectively	(6.9)	(9.0)
Accumulated other comprehensive loss	$(263.2)	$(142.9)

Cash flow and firm commitment hedging instrument activities in other comprehensive loss, net of tax, were as follows:
(In millions)	2011	2010

Beginning accumulated derivative loss	$(9.0)	$(11.0)
Net loss reclassified to earnings	6.4	12.3
Net change in the revaluation of hedging transactions	(4.3)	(10.3)
Ending accumulated derivative loss	$(6.9)	$(9.0)

Business Combinations

The Company records the assets acquired and liabilities assumed from acquired businesses at fair value, and the Company makes estimates and assumptions to determine fair value.

The Company utilizes a variety of assumptions and estimates that are believed to be reasonable in determining fair value for assets acquired and liabilities assumed. These assumptions and estimates include estimated discounted cash flow analysis, growth rates, discount rates, current replacement cost for similar capacity for certain assets, market rate assumptions for certain obligations and certain potential costs of compliance with environmental laws related to remediation and cleanup of acquired properties. The Company also utilizes information obtained from management of the acquired businesses and its historical experience from previous acquisitions.

The Company applies significant assumptions and estimates in determining certain intangible assets resulting from the acquisitions (such as customer relationships, patents and other acquired technology, and trademarks and trade names, as well as related applicable useful lives), property, plant and equipment, receivables, inventories, investments, tax accounts, environmental liabilities, stock option awards, lease commitments and restructuring and integration costs. Unanticipated events and circumstances may occur, which may affect the accuracy or validity of such assumptions, estimates or actual results. Generally, changes to the fair values of assets acquired and liabilities assumed (including cost estimates for certain obligations and liabilities) are recorded as an adjustment to goodwill during the purchase price allocation period (generally within one year of the acquisition date) and as operating expenses thereafter.

Recent Accounting Requirements

In December 2011, the Financial Accounting Standards Board (“FASB”) issued disclosure requirements about offsetting assets and liabilities which require a company to disclose information about offsetting and related arrangements to enable readers of its financial statements to understand the effect of those arrangements on its financial position. These disclosures are required to be applied retrospectively for all prior periods presented and are effective for fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Company does not expect adoption of this standard to have a material impact on its financial condition, results of operations, cash flows, or disclosures.

In September 2011, the FASB issued updated guidance that simplifies goodwill impairment testing by allowing a qualitative review to assess whether a quantitative impairment analysis is necessary as a first step to the testing. Under this guidance, a company will not be required to calculate the fair value of a reporting unit that contains recorded goodwill unless it concludes, based on the qualitative assessment, that it is more likely than not that the fair value of that reporting unit is less than its book value. If a decline in fair value is deemed more likely than not to have occurred, then the quantitative goodwill impairment test that is provided under generally accepted accounting principles in the United States of America, or GAAP, must be completed; otherwise, goodwill is deemed not to be impaired and no further testing is required until the next annual test date (or sooner if conditions or events before that date raise concerns of potential impairment in the reporting unit). The amended goodwill impairment guidance does not affect the manner in which a company estimates fair value. The new standard is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. The Company does not expect the adoption of this guidance to have a material impact on its financial condition, results of operations, cash flows, or disclosures.

The FASB issued in June 2011, and amended in December 2011, a standard requiring entities to present net income and other comprehensive income in either a single continuous statement or in two, but consecutive, statements of net income and other comprehensive income. Under both alternatives, an entity is required to present each component of net income and other comprehensive income, their respective totals, and totals for comprehensive income. This standard eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders’ equity. The amendment is effective for interim and annual periods beginning after December 15, 2011. The Company does not expect the adoption of this guidance to have a material impact on its financial condition, results of operations, cash flows, or disclosures.

In May 2011, the FASB amended fair value measurement and disclosure guidance. The amended guidance clarified existing fair value measurement guidance, revised certain measurement guidance and expanded disclosure requirements. The guidance is effective for interim and annual periods beginning after December 15, 2011. The Company does not expect the adoption of this guidance to have a material impact on its financial condition, results of operations, cash flows, or disclosures.

Transactions with Related Persons

From time to time, the Company enters into transactions in the normal course of business with related persons. Management believes that such transactions are on terms that would have been obtained from unaffiliated third persons.

One of the Company’s directors, Peter W. Mullin, is the chairman, chief executive officer and majority stockholder in various entities (collectively referred to as the “Mullin Companies”) that previously provided executive compensation, benefit consulting and insurance agency services to the Company. In October 2008, the assets of the Mullin Companies were sold to a subsidiary of Prudential Financial, Inc. (“Prudential”). During 2011, the Company paid premiums to insurance carriers for life insurance originally placed by the Mullin Companies in connection with its various employee benefit plans. Mr. Mullin received approximately $.09 million, $.09 million, and $.09 million in 2011, 2010, and 2009, respectively, from the commissions earned by Prudential from those insurance carriers. Mr. Mullin’s share of the commissions was determined in accordance with the terms of a commission sharing agreement entered into between Mr. Mullin and Prudential at the time of the sale. In addition, substantially all of the life insurance policies the Company originally placed through the Mullin Companies were issued by insurance carriers that participated in reinsurance agreements with M Life Insurance Company (“M Life”), a wholly-owned subsidiary of M Financial Holdings, Inc., a company in which the Mullin Companies own a minority interest and for which Mr. Mullin serves as chairman. Mr. Mullin received approximately $.09 million, $.13 million and none in 2011, 2010, and 2009, respectively, from the net reinsurance gains of M Life. A portion of the reinsurance gains received by Mr. Mullin are subject to forfeiture in certain circumstances.

Discontinued Operations and Sale of Product Lines	12 Months Ended
Dec. 31, 2011
Discontinued Operations and Sale of Product Lines [Abstract]
DISCONTINUED OPERATIONS AND SALE OF PRODUCT LINES

NOTE 2. DISCONTINUED OPERATIONS AND SALE OF PRODUCT LINES

Discontinued Operations

In December 2011, the Company signed a definitive agreement to sell its OCP business to 3M Company (“3M”) for gross cash proceeds of $550 million, subject to adjustment in accordance with the terms of the agreement. This business comprises substantially all of the Company’s previously reported OCP segment. The transaction is subject to customary closing conditions and regulatory approvals, and is expected to close in the second half of 2012. The Company has classified the results from this business, together with certain costs associated with the divestiture transaction, as discontinued operations in the Consolidated Statements of Operations for all periods presented. Assets and liabilities of this business are classified in the Consolidated Balance Sheet at December 31, 2011 as “held for sale.” The operating results of the retained portion of this previously reported OCP segment, which are not significant, are included in other specialty converting businesses for all periods presented.

As part of the purchase and sale agreement, certain transitional services will be provided primarily by the Company to 3M for up to 15 months after closing. The purpose of these services is to provide short-term assistance to 3M in assuming the operations of the OCP business. Additionally, the Company agreed to enter into a supply agreement with 3M at closing, which would involve the ongoing purchase of certain pressure-sensitive label stock products by 3M from the Company for at least three years after closing. While both agreements are expected to continue generating revenues and cash flows for the Company, the estimated amounts and its continuing involvement in the OCP operations are not expected to be significant to the Company as whole.

The operating results of these discontinued operations were as follows:

(In millions)	2011	2010	2009

Net sales	$760.4	$809.3	$845.3
Income before taxes	$64.9	$112.3	$135.7
Provision for income taxes	29.2	37.2	47.8
Income from discontinued operations, net of tax	$35.7	$75.1	$87.9

Net sales from the Company’s continuing operations to the OCP business were $85.6 million, $78.6 million, and $78.8 million, during 2011, 2010, and 2009, respectively. These sales have been included in “Net sales” in the Consolidated Statements of Operations.

The carrying values of the major classes of assets and liabilities related to these discontinued operations were as follows:

(In millions)	2011

Assets:
Trade accounts receivable, net	$117.7
Inventories, net	50.9
Other current assets	5.9
Total current assets	174.5
Property, plant and equipment, net	74.2
Goodwill	166.0
Other intangibles resulting from business acquisitions, net	32.9
Other assets	7.3
$454.9

Liabilities:
Short-term debt	$1.1
Accounts payable	34.7
Accrued payroll and employee benefits	10.9
Accrued trade rebates	64.5
Other current liabilities	29.7
Total current liabilities	140.9
Non-current liabilities	13.6
$154.5

Sale of Product Lines

In 2011, the Company received proceeds totaling $21.5 million from the sale of two product lines, one from its Performance Films business ($21 million) and the other from its Label and Packaging Materials business ($.5 million). In connection with the sale of the product line from the Performance Films business, the Company recognized a gain of $5.6 million in 2011 (included in “Other expense, net” in the Consolidated Statements of Operations).

Goodwill and Other Intangibles Resulting from Business Acquisitions	12 Months Ended
Dec. 31, 2011
Goodwill and Other Intangibles Resulting from Business Acquisitions [Abstract]
GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS

NOTE 3. GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS

Results from the Company’s annual impairment test in the fourth quarter of 2011 indicated that no impairment had occurred in 2011.

In connection with the preparation of its first quarter 2009 financial statements, the Company determined that there was a need to initiate an interim impairment test of goodwill and indefinite-lived intangible assets (“goodwill impairment”). The factors considered included both a sustained decline in the Company’s stock price and a decline in the Company’s 2009 revenue projections for the retail branding and information solutions reporting unit, following lower than expected revenues in March 2009, which continued in April 2009. The peak season for the retail branding and information solutions reporting unit has traditionally been March through the end of the second quarter.

In the first quarter of 2009, the Company recorded non-cash impairment charges of $832 million for the retail branding and information solutions reporting unit, of which $820 million was related to goodwill and $12 million was related to indefinite-lived intangible assets.

The primary factors contributing to the $832 million of non-cash impairment charges relative to the Company’s goodwill impairment test in the fourth quarter of 2008 were the assumed increase in the discount rate, the reduced assumptions for revenue growth through 2013, and the associated cash flow impact from these reduced projections. The change in these factors reflected worsening economic projections and market conditions.

Goodwill

Changes in the net carrying amount of goodwill for 2011 and 2010, by reportable segment and other businesses, were as follows:

(In millions)	Pressure- sensitive Materials	Retail Branding and Information Solutions	Other specialty converting businesses	Discontinued operations	Total

Goodwill	$351.4	$1,242.8	$3.6	$173.0	$1,770.8
Accumulated impairment losses(1)	–	(820.0)	–	–	(820.0)
Balance as of January 2, 2010	351.4	422.8	3.6	173.0	950.8
Acquisitions	–	.7	–	–	.7
Translation adjustments	(5.4)	(.3)	(.1)	(4.9)	(10.7)
Balance as of January 1, 2011	346.0	423.2	3.5	168.1	940.8
Acquisition adjustments	–	(.5)	–	–	(.5)
Translation adjustments	(9.3)	(3.6)	–	(2.1)	(15.0)
Discontinued operations(2)	–	–	–	(166.0)	(166.0)
Balance as of December 31, 2011	$336.7	$419.1	$3.5	$–	$759.3

Goodwill	$336.7	$1,239.1	$3.5	$–	$1,579.3
Accumulated impairment losses(1)	–	(820.0)	–	–	(820.0)
Balance as of December 31, 2011	$336.7	$419.1	$3.5	$–	$759.3

(1)	The Company recorded a non-cash impairment charge of $820 for the retail branding and information solutions reporting unit in the first quarter of 2009.
(2)

In connection with the divestiture of the Company’s OCP business, the goodwill balance was classified in the Consolidated Balance Sheet at year end 2011 as “Assets held for sale.” See Note 2, “Discontinued Operations and Sale of Product Lines,” for more information.

Indefinite-Lived Intangible Assets

In the first quarter of 2009, the Company recorded a non-cash impairment charge of $12 million related to indefinite-lived intangible assets resulting from business acquisitions, consisting of trade names and trademarks. At December 31, 2011 and January 1, 2011, the carrying value of these indefinite-lived intangible assets was $18 million.

Finite-Lived Intangible Assets

The following table sets forth the Company’s finite-lived intangible assets resulting from business acquisitions at December 31, 2011 and January 1, 2011, which continue to be amortized:

	2011(1)			2010

(In millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Customer relationships	$233.2	$117.2	$116.0	$291.9	$119.2	$172.7
Patents and other acquired technology	49.0	29.7	19.3	53.6	28.1	25.5
Trade names and trademarks	25.4	21.5	3.9	44.8	38.0	6.8
Other intangibles	12.2	8.2	4.0	14.4	8.5	5.9
Total	$319.8	$176.6	$143.2	$404.7	$193.8	$210.9

(1)	The finite-lived intangible assets related to the Company’s OCP business were classified in the Consolidated Balance Sheet at year end 2011 as “Assets held for sale.” See Note 2, “Discontinued Operations and Sale of Product Lines,” for more information.

Amortization expense for finite-lived intangible assets resulting from business acquisitions was $30.3 million for 2011, $29.8 million for 2010, and $30 million for 2009.

The estimated amortization expense for finite-lived intangible assets resulting from business acquisitions for each of the next five fiscal years is expected to be as follows:

(In millions)	Estimated Amortization Expense

2012	$29.8
2013	28.3
2014	24.6
2015	21.1
2016	19.5

As of December 31, 2011, the weighted-average amortization periods from the date of acquisition and weighted-average remaining useful lives of finite-lived intangible assets were as follows:

(In years)	Weighted-average amortization periods from the date of acquisition	Weighted- average remaining useful life

Customer relationships	11	5
Patents and other acquired technology	13	5
Trade names and trademarks	12	6
Other intangibles	6	3

Debt	12 Months Ended
Dec. 31, 2011
Debt [Abstract]
DEBT

NOTE 4. DEBT

Short-term variable rate domestic borrowings from commercial paper issuances were $149.4 million (weighted-average interest rate of .4%) at December 31, 2011 and $298 million (weighted-average interest rate of .4%) at January 1, 2011.

The Company had $76.2 million (weighted-average interest rate of 12.9%) and $81.8 million (weighted-average interest rate of 10.6%) of borrowings outstanding under foreign short-term lines of credit at December 31, 2011 and January 1, 2011, respectively.

Uncommitted lines of credit were approximately $452 million at December 31, 2011 and may be cancelled at any time by the Company or the banks.

Unutilized available short-term financing arrangements totaled $1.05 billion at December 31, 2011.

Commitment fees related to the Company’s committed lines of credit in 2011, 2010, and 2009, were $2.5 million, $2.6 million, and $2.3 million, respectively.

Long-term debt and its respective weighted-average interest rates at December 31, 2011 consisted of the following:

(In millions)	2011	2010

Medium-term notes:
Series 1995 at 7.5% — due 2015 through 2025	$50.0	$50.0
Long-term notes:
Senior notes due 2013 at 4.9%	250.0	250.0
Senior notes due 2017 at 6.6%	249.2	249.2
Senior notes due 2020 at 5.4%	249.8	249.8
Senior notes due 2033 at 6.0%	150.0	150.0
Other long-term borrowings	6.8	8.4
Less amount classified as current	(1.6)	(1.2)
Total long-term debt	$954.2	$956.2

The Company’s medium-term notes have maturities from 2015 through 2025 and accrue interest at various fixed rates.

Maturities of long-term debt for each of the next five fiscal years and thereafter are expected to be as follows:

Year	(In millions)

2012 (classified as current)	$1.6
2013	251.9
2014	1.6
2015	5.8
2016	.1
2017 and thereafter	694.8

In December 2011, the Company amended and restated its revolving credit facility (the “Revolver”) with certain domestic and foreign banks, which reduced the amount available thereunder from $1 billion to $675 million. The amendment extended the Revolver’s maturity date to December 22, 2016, modified the minimum interest coverage financial covenant level, and adjusted pricing to reflect market conditions. The maturity date may be extended for one-year periods under certain circumstances as set forth in the agreement. Commitments under the Revolver may be increased by up to $250 million, subject to lender approval and customary requirements. Financing available under the Revolver will be as a commercial paper back-up facility and to finance other corporate requirements. In conjunction with the amendment, the Company recorded a debt extinguishment loss of $.7 million (included in “Other expense, net” in the Consolidated Statements of Operations) related to the unamortized debt issuance costs for the original Revolver. No balances were outstanding under the Revolver as of December 31, 2011.

In March 2009, the Company completed an exchange of approximately 6.6 million units (or 75.15%) of its HiMEDS units. The Company issued approximately 6.5 million shares of its common stock and paid approximately $43 million in cash for the exchanged HiMEDS units with a carrying value of approximately $331 million. As a result of this exchange, the Company recorded a debt extinguishment loss of approximately $21 million (included in “Other expense, net” in the Consolidated Statements of Operations) in the first quarter of 2009, which included a write-off of $9.6 million related to unamortized debt issuance costs. In November 2010, the Company completed the remarketing of its remaining HiMEDS senior notes in accordance with the original terms of the HiMEDS units by purchasing approximately $109 million of these senior notes. In aggregate, this remarketing resulted in the extinguishment of approximately $109 million of senior notes and the issuance of approximately 2.1 million shares of the Company’s common stock. As a result of this remarketing, the Company recorded a debt extinguishment loss of $2.8 million (included in “Other expense, net” in the Consolidated Statements of Operations), which consisted of a write-off related to unamortized debt issuance costs.

In April 2010, the Company issued $250 million of senior notes bearing an interest rate of 5.375% per year, due April 2020. Approximately $248 million in proceeds from the offering, net of underwriting discounts and offering expenses, were used, together with commercial paper borrowings, to repay the $325 million in indebtedness outstanding under a credit agreement of a wholly-owned subsidiary of the Company (“the Credit Facility”) in May 2010. In the second quarter of 2010, the Company recorded a debt extinguishment loss of $1.2 million related to unamortized debt issuance costs from the Credit Facility.

The Company’s various loan agreements in effect at year end require that it maintain specified financial covenant ratios of total debt and interest expense in relation to certain measures of income. As of December 31, 2011, the Company was in compliance with its financial covenants.

The Company’s total interest costs in 2011, 2010, and 2009 were $75.8 million, $80.2 million, and $89.1 million, respectively, of which $4.8 million, $3.9 million, and $4.2 million, respectively, were capitalized as part of the cost of assets.

The fair value of the Company’s long-term debt is estimated primarily based on the credit spread above U.S. Treasury securities on notes with similar rates, credit rating, and remaining maturities. The fair value of the Company’s total debt, including short-term borrowings, was $1.22 billion at December 31, 2011 and $1.39 billion at January 1, 2011. Fair value amounts were determined primarily based on Level 2 inputs, which are defined as inputs other than quoted prices in active markets that are either directly or indirectly observable. Refer to Note 1, “Summary of Significant Accounting Policies.”

The Company had standby letters of credit with an aggregate contract amount outstanding totaling $36.1 million and $41.1 million at December 31, 2011 and January 1, 2011, respectively. The aggregate contract amount of outstanding standby letters of credit approximated fair value.

Financial Instruments	12 Months Ended
Dec. 31, 2011
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS

NOTE 5. FINANCIAL INSTRUMENTS

As of December 31, 2011, the aggregate U.S. dollar equivalent notional value of the Company’s outstanding commodity contracts and foreign exchange contracts was $8.7 million and $1.20 billion, respectively.

The Company recognizes all derivative instruments as either assets or liabilities at fair value in the Consolidated Balance Sheets. The Company designates commodity forward contracts on forecasted purchases of commodities and foreign exchange contracts on forecasted transactions as cash flow hedges and foreign exchange contracts on existing balance sheet items as fair value hedges.

In April 2010, the Company entered into a contract to lock in the Treasury rate component of the interest rate on its $250 million debt issuance, which is discussed in Note 4, “Debt.” On April 9, 2010, the contract settled at a loss of $.3 million, which is being amortized into interest expense over the term of the related debt.

The following table provides the balances and locations of derivatives as of December 31, 2011:

	Asset		Liability

(In millions)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Foreign exchange contracts	Other current assets	$6.5	Other current liabilities	$15.7
Commodity contracts			Long-term retirement benefits and other liabilities	2.9
		$6.5		$18.6

The following table provides the balances and locations of derivatives as of January 1, 2011:

	Asset		Liability

(In millions)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Foreign exchange contracts	Other current assets	$16.8	Other current liabilities	$7.9
Commodity contracts	Other current assets	.1	Other current liabilities	2.4
		$16.9		$10.3

Fair Value Hedges

For derivative instruments that are designated and qualify as fair value hedges, the gain or loss on the derivative, as well as the offsetting loss or gain on the hedged item attributable to the hedged risk, is recognized in current earnings, resulting in no net material impact to income.

The following table provides the components of the gain (loss) recognized in income related to fair value hedge contracts. The corresponding gains or losses on the underlying hedged items approximated the net gain (loss) on these fair value hedge contracts.

(In millions)	Location of Gain (Loss) in Income	2011	2010

Foreign exchange contracts	Cost of products sold	$.5	$(3.4)
Foreign exchange contracts	Marketing, general and administrative expense	(13.0)	40.2
		$(12.5)	$36.8

Cash Flow Hedges

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of “Accumulated other comprehensive loss” and reclassified into earnings in the same period(s) during which the hedged transaction affects earnings. Gains and losses on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in current earnings.

Amounts recognized in “Accumulated other comprehensive loss” (effective portion) on derivatives related to cash flow hedge contracts were as follows:

(In millions)	2011	2010

Foreign exchange contracts	$(.9)	$(6.0)
Commodity contracts	(3.4)	(4.0)
Interest rate contracts	–	(.3)
	$(4.3)	$(10.3)

Amounts reclassified from “Accumulated other comprehensive loss” (effective portion) related to cash flow hedge contracts were as follows:

(In millions)	Location of Loss in Income	2011	2010

Foreign exchange contracts	Cost of products sold	$.9	$(4.0)
Commodity contracts	Cost of products sold	(2.9)	(4.6)
Interest rate contracts	Interest expense	(4.2)	(4.8)
		$(6.2)	$(13.4)

The amount of gain or loss recognized in income related to the ineffective portion of, and the amounts excluded from, effectiveness testing for cash flow hedges and derivatives not designated as hedging instruments was not significant in 2011 and 2010.

As of December 31, 2011, a net loss of approximately $7 million was expected to be reclassified from “Accumulated other comprehensive loss” to earnings within the next 12 months.

Pension and Other Postretirement Benefits	12 Months Ended
Dec. 31, 2011
Pension and Other Postretirement Benefits [Abstract]
PENSION AND OTHER POSTRETIREMENT BENEFITS

NOTE 6. PENSION AND OTHER POSTRETIREMENT BENEFITS

Defined Benefit Plans

The Company sponsors a number of defined benefit plans covering eligible U.S. employees and employees in certain other countries. The Company makes contributions to these plans that are sufficient to meet the minimum funding requirements of applicable laws and regulations, plus additional amounts, if any, that management determines to be appropriate. Benefits payable to employees are based primarily on years of service and their compensation during their employment with the Company. Certain benefits provided by one of the Company’s U.S. defined benefit plans may be paid, in part, from an employee stock ownership plan. While the Company has not expressed any intent to terminate these plans, the Company may do so at any time, subject to applicable laws and regulations.

The Company is also obligated to pay unfunded termination indemnity benefits to certain employees outside of the U.S. These benefits are subject to applicable agreements, local laws and regulations. The Company has not incurred significant costs related to performance under these types of arrangements and their associated liabilities are not included in the disclosures below.

Effective December 31, 2011, benefits for the Company’s U.K. defined benefit plan were frozen. Benefits under these plans stopped accruing; however, pension benefits accrued through December 31, 2011 were preserved and will be paid out (for employees fully vested at the time of retirement or other qualified event) under the terms of the plan. No curtailment loss was incurred by the Company in connection with the freezing of this plan.

Effective December 31, 2010, benefits for three of the Company’s U.S. defined benefit plans — the Avery Dennison Pension Plan (“ADPP”), the Benefit Restoration Plan (“BRP”), and the Supplemental Executive Retirement Plan (“SERP”) — were frozen. Benefits under these plans stopped accruing; however, pension benefits accrued through December 31, 2010 were preserved and will be paid out (for employees fully vested at the time of retirement or other qualified event) under the terms of their respective plans. As a result of freezing the ADPP and BRP, the Company recognized a curtailment loss of $2.4 million in 2010, recorded in “Other expense, net” in the Consolidated Statements of Operations. No curtailment gain or loss was recognized from freezing the SERP, as future service continues to impact the plan’s benefits and the determination of the value is not known until retirement of the participants. In connection with the freezing of the SERP, the Company granted an aggregate of approximately .2 million of stock options to the active SERP participants, which resulted in approximately $2.2 million of pretax stock-based compensation expense in the fourth quarter of 2010. This expense reflected the immediate recognition of compensation cost associated with those stock options granted to employees who are retirement eligible, as defined in the Company’s stock option and incentive plan. Refer to Note 9, “Shareholders’ Equity and Stock-based Compensation.”

Plan Assets

Assets of the Company’s ADPP are invested in a diversified portfolio that consists primarily of equity and fixed income securities. Furthermore, equity investments are diversified across U.S. and non-U.S. stocks, including growth, value, and both small and large capitalization stocks. The Company’s target plan asset investment allocation in the U.S. is 65% in equity securities and 35% in fixed income securities and cash, subject to periodic fluctuations in these respective asset classes. The investment objective of the plans is to maximize the total rate of return (income and appreciation) within the limits of prudent risk-taking and Section 404 of the Employee Retirement Income Security Act of 1974, as amended. The plans are diversified across asset classes, striving to achieve an optimal balance between risk and return and between income and capital appreciation. Because many of the pension liabilities are long-term, the investment horizon is also long-term, but the investment plan must also ensure adequate near-term liquidity to meet benefit payments.

Assets of the Company’s international plans are invested in accordance with local accepted practices and include equity securities, fixed income securities, insurance contracts and cash. Asset allocations and investments vary by country and plan. The Company’s target plan asset investment allocation for its international plans combined is 41% in equity securities, 45% in fixed income securities and cash, and 14% in insurance contracts and other investments, subject to periodic fluctuations in these respective asset classes.

The weighted-average asset allocations for the Company’s defined benefit pension plans at end of year 2011 and 2010, by asset category, were as follows:

	2011		2010

	U.S.	Int’l	U.S.	Int’l

Equity securities	64%	35%	70%	47%
Fixed income securities and cash	36	52	30	43
Insurance contracts and other investments	–	13	–	10
Total	100%	100%	100%	100%

Fair Value Measurements

The following is a description of the valuation methodologies used for assets measured at fair value:

Cash is valued at nominal value. Money market funds are valued at a net asset value (“NAV”). Mutual funds are valued at fair value as determined by quoted market prices, based upon the NAV of shares held by the plans at year end. Pooled funds, which include real estate pooled funds and multi-asset common trust funds, are comprised of shares or units in funds that are not publicly traded and are valued at net unit value, as determined by the fund’s trustees based on the underlying securities in the trust. Equities are valued at the closing price reported on the active market on which the individual securities are traded. Real estate investment trusts are valued based on quoted prices in active markets. Debt securities consist primarily of treasury securities and corporate bonds, which are valued using bid prices; observable market inputs to determine these prices include reportable trades, benchmark yields, credit spreads, broker/dealer quotes, bids and offers. Insurance contracts are valued at book value, which approximates fair value and is calculated using the prior year balance plus or minus investment returns and changes in cash flows.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Company believes the valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following table sets forth, by level within the fair value hierarchy, the U.S. plans’ assets at fair value as of year end 2011:

		Fair Value Measurements Using

(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets:
Cash	$.1	$.1	$–	$–
Fixed income securities
Treasury securities	94.9	94.9	–	–
Money market funds	18.0	–	18.0	–
Pooled funds — U.S. bonds	60.6	–	60.6	–
Agency securities	4.8	–	4.8	–
Corporate debt securities	20.4	–	20.4	–
Asset-backed securities	9.8	–	9.8	–
Government debt securities	3.2	–	3.2	–
Total fixed income securities	211.7	94.9	116.8	–
Equity securities
Equities — U.S. growth	33.7	33.7	–	–
Equities — U.S. value	80.8	80.8	–	–
Equities — international	16.7	16.7	–	–
Mutual fund — international	11.2	11.2	–	–
Pooled funds — U.S. equities	192.3	–	192.3	–
Pooled funds — international	13.8	–	13.8	–
Total equity securities	348.5	142.4	206.1	–
Total U.S. plan assets at fair value	$560.3	$237.4	$322.9	$–
Other payables(1)	(9.1)
Total U.S. plan assets	$551.2

(1)	Included accrued receivables and pending broker settlements at year end 2011.

The following table sets forth, by level within the fair value hierarchy, the international plans’ assets at fair value as of year end 2011:

		Fair Value Measurements Using

(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets:
Cash	$11.7	$11.7	$–	$–
Fixed income securities
Mutual funds	.3	.3	–	–
Pooled funds — European bonds	211.9	–	211.9	–
Pooled funds — Global bonds	8.4	–	8.4	–
Total fixed income securities	220.6	.3	220.3	–
Equity securities
Pooled funds — global	55.7	–	55.7	–
Pooled funds — European region	42.2	–	42.2	–
Pooled funds — Asia Pacific region	10.4	–	10.4	–
Pooled funds — U.S.	9.9	–	9.9	–
Pooled funds — emerging markets	14.7	–	14.7	–
Pooled funds — real estate investment trusts	20.5	–	20.5	–
Total equity securities	153.4	–	153.4	–
Other investments
Pooled funds — other	28.7	–	28.7	–
Insurance contracts	26.5	–	–	26.5
Total other investments	55.2	–	28.7	26.5
Total international plan assets at fair value	$440.9	$12.0	$402.4	$26.5
Other assets(1)	.4
Total international plan assets	$441.3

(1)	Included accrued receivables and pending broker settlements at year end 2011.

The following table presents a reconciliation of Level 3 assets held during the year ended December 31, 2011:

Level 3 assets

(In millions)	Insurance Contracts

Balance at January 1, 2011	$27.3
Net realized and unrealized gain	.7
Purchases	3.5
Settlements	(3.4)
Transfer to assets held for sale	(1.6)
Impact of changes in foreign currency exchange rates	–
Balance at December 31, 2011	$26.5

The following table sets forth, by level within the fair value hierarchy, the U.S. plans’ assets at fair value as of year end 2010:

		Fair Value Measurements Using

(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets:
Cash	$.2	$.2	$–	$–
Fixed income securities
Money market funds	56.3	–	56.3	–
Pooled funds — U.S. bonds	109.3	–	109.3	–
Total fixed income securities	165.6	–	165.6	–
Equity securities
Equities — U.S. growth	84.1	84.1	–	–
Equities — U.S. value	83.1	83.1	–	–
Equities — international	19.0	19.0	–	–
Mutual fund — international	12.7	12.7	–	–
Pooled funds — U.S. equities	140.4	–	140.4	–
Pooled funds — international	34.6	–	34.6	–
Total equity securities	373.9	198.9	175.0	–
Total U.S. plan assets at fair value	$539.7	$199.1	$340.6	$–
Other assets(1)	.3
Total U.S. plan assets	$540.0

(1)	Included accrued receivables and pending broker settlements at year end 2010.

The following table sets forth, by level within the fair value hierarchy, the international plans’ assets at fair value as of year end 2010:

		Fair Value Measurements Using

(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets:
Cash	$4.1	$4.1	$–	$–
Fixed income securities
Mutual funds	.3	.3	–	–
Pooled funds — European bonds	179.4	–	179.4	–
Total fixed income securities	179.7	.3	179.4	–
Equity securities
Pooled funds — global	79.3	–	79.3	–
Pooled funds — European region	63.8	–	63.8	–
Pooled funds — Asia Pacific region	12.2	–	12.2	–
Pooled funds — U.S.	11.9	–	11.9	–
Pooled funds — emerging markets	9.3	–	9.3	–
Pooled funds — real estate investment trusts	21.7	–	21.7	–
Total equity securities	198.2	–	198.2	–
Other investments
Pooled funds — other	16.7	–	16.7	–
Insurance contracts	27.3	–	–	27.3
Total other investments	44.0	–	16.7	27.3
Total international plan assets at fair value	$426.0	$4.4	$394.3	$27.3
Other assets(1)	.6
Total international plan assets	$426.6

(1)	Included accrued receivables and pending broker settlements at year end 2010.

The following table presents a reconciliation of Level 3 assets held during the year ended January 1, 2011:

Level 3 assets

(In millions)	Insurance Contracts

Balance at January 2, 2010	$26.9
Net realized and unrealized gain	.8
Net purchases, sales and settlements	(.3)
Impact of changes in foreign currency exchange rates	(.1)
Balance at January 1, 2011	$27.3

Postretirement Health Benefits

The Company provides postretirement health benefits to certain U.S. retired employees up to the age of 65 under a cost-sharing arrangement, and provides supplemental Medicare benefits to certain U.S. retirees over the age of 65. The Company’s policy is to fund the cost of the postretirement benefits on a cash basis. While the Company has not expressed any intent to terminate postretirement health benefits, the Company may do so at any time.

In November 2011, the Company made certain changes to its U.S. postretirement health benefit plan. As a result of these changes, retiree medical premiums for eligible participants who retire after December 31, 2013 will no longer be subsidized by the Company. In addition, beginning January 1, 2012, retiree medical premiums for eligible participants who retired on or after January 1, 2007 will be based on the claims expense of the retiree group, resulting in a higher premium rate for retirees and lower claims expense for the Company.

Plan Assumptions

Discount Rate

The Company, in consultation with its actuaries, annually reviews and determines the discount rates to be used in connection with its postretirement obligations. The assumed discount rate for each pension plan reflects market rates for high quality corporate bonds currently available. In the U.S., the Company’s discount rate is determined by evaluating yield curves consisting of large populations of high quality corporate bonds. The projected pension benefit payment streams are then matched with the bond portfolios to determine a rate that reflects the liability duration unique to the Company’s plans.

Long-term Return on Assets

The Company determines the long-term rate of return assumption for plan assets by reviewing the historical and expected returns of both the equity and fixed income markets, taking into consideration that assets with higher volatility typically generate a greater return over the long run. Additionally, current market conditions, such as interest rates, are evaluated and peer data is reviewed to check for reasonability and appropriateness.

Healthcare Cost Trend Rate

The Company’s practice is to fund the cost of postretirement benefits on a cash basis. For measurement purposes, an 8% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2012. This rate is expected to decrease to approximately 5% by 2018.

A one-percentage-point change in assumed health care cost trend rates would have the following effects:

(In millions)	One-percentage- point increase	One-percentage- point decrease

Effect on total of service and interest cost components	$.02	$(.02)
Effect on postretirement benefit obligation	.5	(.4)

Plan Balance Sheet Reconciliations

The following provides a reconciliation of benefit obligations, plan assets, funded status of the plans and accumulated other comprehensive loss:

Plan Benefit Obligations

	Pension Benefits				U.S. Postretirement Health Benefits

	2011		2010		2011	2010
(In millions)	U.S.	Int’l	U.S.	Int’l

Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$744.8	$504.7	$693.6	$465.8	$38.7	$37.0
Service cost	.3	11.6	23.8	9.8	1.3	1.5
Interest cost	40.2	26.8	40.1	24.5	1.7	1.9
Participant contribution	–	4.7	–	4.1	1.2	1.2
Amendments(1)	–	–	.8	.1	(34.1)	–
Actuarial loss	88.5	17.0	56.3	50.3	7.0	1.9
Plan transfer(2)	2.0	–	2.0	.3	–	–
Benefits paid	(40.0)	(21.2)	(37.8)	(19.5)	(3.4)	(4.8)
Pension curtailment	–	(2.8)	(34.0)	(.8)	–	–
Pension settlements(3)	–	(.5)	–	(8.2)	–	–
Foreign currency translation	–	(9.2)	–	(21.7)	–	–
Transfer of obligations to held for sale	–	(11.6)	–	–	–	–
Projected benefit obligation at end of year	$835.8	$519.5	$744.8	$504.7	$12.4	$38.7

Accumulated benefit obligation at end of year	$834.2	$487.0	$742.3	$474.9

(1)	Amendments to U.S. postretirement health benefits represented changes to premium subsidy and retiree eligibility.
(2)	Plan transfer for the U.S. represented a transfer from the Company’s savings plan.
(3)	Pension settlements in 2010 represented settlement events in Canada, Belgium, Korea, Taiwan, and France.

Plan Assets

	Pension Benefits				U.S. Postretirement Health Benefits

	2011		2010		2011	2010
(In millions)	U.S.	Int’l	U.S.	Int’l

Change in plan assets:
Plan assets at beginning of year	$540.0	$426.6	$467.7	$402.1	$–	$–
Actual return on plan assets	.7	19.7	54.7	44.1	–	–
Plan transfer(1)	2.0	–	2.0	.1	–	–
Employer contribution	48.5	21.8	53.4	24.5	2.2	3.6
Participant contribution	–	4.7	–	4.1	1.2	1.2
Benefits paid	(40.0)	(21.2)	(37.8)	(19.5)	(3.4)	(4.8)
Pension settlements(2)	–	(.5)	–	(8.2)	–	–
Foreign currency translation	–	(8.2)	–	(20.6)	–	–
Transfer of assets to held for sale	–	(1.6)	–	–	–	–
Plan assets at end of year	$551.2	$441.3	$540.0	$426.6	$–	$–

(1)	Plan transfer for the U.S. represented a transfer from the Company’s savings plan.
(2)	Pension settlements in 2010 represented settlement events in Canada, Belgium, Korea, Taiwan, and France.

Funded Status

	Pension Benefits				U.S. Postretirement Health Benefits

	2011		2010		2011	2010
(In millions)	U.S.	Int’l	U.S.	Int’l

Funded status of the plans:
Non-current assets	$–	$35.6	$–	$40.0	$–	$–
Current liabilities	(3.7)	(2.6)	(3.3)	(2.9)	(2.9)	(2.7)
Non-current liabilities	(280.9)	(111.2)	(201.5)	(115.2)	(9.5)	(36.0)
Plan assets less than benefit obligations	$(284.6)	$(78.2)	$(204.8)	$(78.1)	$(12.4)	$(38.7)

	Pension Benefits						U.S. Postretirement Health Benefits

	2011		2010		2009		2011	2010	2009
	U.S.	Int’l	U.S.	Int’l	U.S.	Int’l

Weighted-average assumptions used for determining year end obligations:
Discount rate	4.75%	4.80%	5.50%	5.24%	6.00%	5.72%	3.75%	5.25%	5.50%
Rate of increase in future compensation levels	–	2.79	–	2.95	3.59	2.99	–	–	–

The amount in non-current pension assets represents the net assets of the Company’s overfunded plans, which consist of a few international plans. The amounts in current and non-current pension liabilities represent the net obligation of the Company’s underfunded plans, which consist of all U.S. and several international plans.

For U.S. and international plans combined, the projected benefit obligation and fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets were $1.11 billion and $713.8 million, respectively, at year end 2011 and $1.02 billion and $693.3 million, respectively, at year end 2010.

For U.S. and international plans combined, the accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $1.09 billion and $703.2 million, respectively, at year end 2011 and $1 billion and $693.3 million, respectively, at year end 2010.

Accumulated Other Comprehensive Loss

The following table sets forth the pretax amounts recognized in “Accumulated other comprehensive loss” in the Consolidated Balance Sheets:

	Pension Benefits				U.S. Postretirement Health Benefits

	2011		2010		2011	2010
(In millions)	U.S.	Int’l	U.S.	Int’l

Net actuarial loss (gain)	$480.2	$(.1)	$355.1	$(.7)	$31.0	$25.8
Prior service cost (credit)	1.8	3.3	2.2	3.8	(48.2)	(16.5)
Net transition obligation	–	118.4	–	104.2	–	–
Net amount recognized in accumulated other comprehensive loss	$482.0	$121.6	$357.3	$107.3	$(17.2)	$9.3

The following table sets forth the pretax amounts recognized in “Other comprehensive income (loss)”:

	Pension Benefits						U.S. Postretirement Health Benefits

	2011		2010		2009		2011	2010	2009
(In millions)	U.S.	Int’l	U.S.	Int’l	U.S.	Int’l

Net actuarial loss (gain)	$133.6	$18.1	$15.9	$30.1	$25.1	$(52.7)	$7.0	$1.9	$5.3
Prior service cost (credit)	–	–	.8	.2	–	(.3)	(34.1)	–	–
Net amount recognized in other comprehensive income (loss)	$133.6	$18.1	$16.7	$30.3	$25.1	$(53.0)	$(27.1)	$1.9	$5.3

Plan Income Statement Reconciliations

The following table sets forth the components of net periodic benefit cost recorded in income from continuing operations:

	Pension Benefits						U.S. Postretirement Health Benefits

	2011		2010		2009		2011	2010	2009
(In millions)	U.S.	Int’l	U.S.	Int’l	U.S.	Int’l

Service cost	$.3	$10.5	$19.1	$8.6	$15.5	$10.9	$1.3	$1.2	$.8
Interest cost	40.2	26.3	32.2	23.8	31.7	25.0	1.7	1.6	1.6
Expected return on plan assets	(45.7)	(24.9)	(38.9)	(25.7)	(39.7)	(26.6)	–	–	–
Recognized net actuarial loss	8.5	4.0	16.2	2.3	7.6	2.0	1.9	1.3	1.2
Amortization of prior service cost	.4	.4	.6	.4	.7	.5	(2.5)	(1.6)	(1.6)
Amortization of transition asset	–	(.5)	–	(.5)	–	(.6)	–	–	–
Recognized (gain) loss on curtailment	–	(.2)	2.4	(.9)	–	–	–	–	–
Recognized (gain) loss on settlement (1)	–	(.1)	–	.4	.7	.2	–	–	–
Net periodic benefit cost	$3.7	$15.5	$31.6	$8.4	$16.5	$11.4	$2.4	$2.5	$2.0

(1)	Represented settlement events in Belgium and Korea in 2010.

The following table sets forth the weighted-average assumptions used for determining net periodic cost:

	Pension Benefits							U.S. Postretirement Health Benefits

	2011		2010			2009		2011	2010	2009
	U.S.	Int’l	U.S.		Int’l	U.S.	Int’l

Discount rate	5.50%	5.24%	6.00	%(1)	5.72%	6.60%	5.74%	5.25%	5.50%	6.60%
Expected long-term rate of return on plan assets	8.00	5.48	8.75		6.23	8.75	6.51	–	–	–
Rate of increase in future compensation levels	–	2.95	3.59		2.99	3.59	2.59	–	–	–

(1)	The ADPP and BRP were remeasured on August 1, 2010 at 5.40% to reflect the plan freezes effective December 31, 2010.

Plan Contributions

In 2012, the Company expects to contribute approximately $55 million to its U.S. pension plans. The Company also expects to contribute approximately $20 million to its international pension plans, bringing its total expected contribution to its U.S. and international pension plans to approximately $75 million.

The Company also expects to contribute approximately $3 million to its postretirement benefit plan in 2012.

Future Benefit Payments

Benefit payments, which reflect expected future service, are as follows:

	Pension Benefits		U.S. Postretirement Health Benefits

(In millions)	U.S.	Int’l

2012	$ 43.3	$ 17.7	$ 3.0
2013	44.8	18.5	2.6
2014	46.1	19.8	2.0
2015	47.5	20.9	1.5
2016	48.8	22.9	1.1
2017 — 2021	272.5	137.6	2.4

Estimated Amortization Amounts in Accumulated Other Comprehensive Loss

The Company’s estimates of fiscal year 2012 amortization of amounts included in accumulated other comprehensive loss are as follows:

	Pension Benefits		U.S. Postretirement Health Benefits

(In millions)	U.S.	Int’l

Net actuarial loss	$13.7	$3.3	$ 2.4
Prior service cost (credit)	.4	.4	(4.8)
Net transition asset	–	(.5)	–
Net amount to be recognized	$14.1	$3.2	$ (2.4)

Defined Contribution Plans

The Company sponsors various defined contribution plans worldwide, with the largest plan being the Avery Dennison Corporation Savings Plan (“Savings Plan”), a 401(k) plan covering its U.S. employees. Employees hired after December 31, 2008, who were no longer eligible to participate in the Company’s defined benefit pension plans and early retiree medical plan, received an enhanced Company matching contribution in the Savings Plan through December 31, 2010. Effective January 1, 2011, the Company increased and made uniform its matching contribution for all participants in the Savings Plan in connection with the freeze of the ADPP and BRP on December 31, 2010.

The Company recognized expense of $21.6 million, $10.2 million and $7.7 million in 2011, 2010, and 2009, respectively, related to its match of participant contributions to its U.S. defined contribution plan. These contributions were funded using shares of the Company’s common stock held in the ESBT prior to its termination. The ESBT terminated on July 21, 2011 as a result of the utilization of the remaining shares held therein, and thereafter, the Company began funding these contributions using shares of the Company’s common stock held in treasury.

Other Retirement Plans

The Company has deferred compensation plans which permit eligible employees and directors to defer a portion of their compensation. The deferred compensation, together with certain Company contributions, earns specified and variable rates of return. As of year end 2011 and 2010, the Company had accrued $130.9 million and $135.3 million, respectively, for its obligations under these plans. These obligations are funded by corporate-owned life insurance contracts and standby letters of credit. As of year end 2011 and 2010, these obligations were secured by standby letters of credit of $16 million. To assist in the funding of these plans, the Company has purchased corporate-owned life insurance contracts. Proceeds from the insurance policies are payable to the Company upon the death of covered participants. The cash surrender value of these policies, net of outstanding loans, included in “Other assets” in the Consolidated Balance Sheet, was $186.1 million and $181.7 million at year end 2011 and 2010, respectively.

The Company’s deferred compensation (gain) expense was $(4.0) million, $4.4 million, and $5.6 million for 2011, 2010, and 2009, respectively. A portion of the interest on certain Company contributions may be forfeited by participants if their employment is terminated before age 55 other than by reason of death, disability or retirement.

Commitments	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
COMMITMENTS

NOTE 7. COMMITMENTS

Minimum annual rental commitments on operating leases having initial or remaining non-cancelable lease terms of one year or more are as follows:

Year	(In millions)

2012	$64.0
2013	46.3
2014	29.4
2015	21.4
2016	13.6
2017 and thereafter	45.3
Total minimum lease payments	$220.0

Operating leases relate primarily to office and warehouse space, and equipment for electronic data processing and transportation. The terms of these leases do not impose significant restrictions or unusual obligations, except as noted below. There were no significant capital lease obligations at year end 2011 and 2010.

On September 9, 2005, the Company completed a ten-year lease financing for a commercial facility located in Mentor, Ohio, used primarily for the headquarters and research center of its Label and Packaging Materials division. The facility consists generally of land, buildings, equipment and office furnishings. The Company leases the facility under an operating lease arrangement, which contains a residual value guarantee of $31.5 million, as well as certain obligations with respect to the refinancing of the lessor’s debt of $11.5 million (collectively, the “Guarantee”). At the end of the lease term, the Company has an option to purchase the facility at an amount equivalent to the value of the Guarantee. The Company also has an option to remarket the facility at an amount at least equivalent to the Guarantee if the value of the facility is above a certain threshold. However, if the value of the facility is below the threshold, the Company may be required to pay the lessor an amount equivalent to the residual value guarantee. During the second quarter of 2011, the Company estimated a shortfall with respect to the Guarantee and began to recognize the shortfall on a straight-line basis over the remaining lease term. The carrying amount of the shortfall was approximately $6 million at December 31, 2011 and included in “Long-term retirement benefits and other liabilities” in the Consolidated Balance Sheets.

Rent expense for operating leases, which includes maintenance and insurance costs and property taxes, was approximately $85 million in 2011, $85 million in 2010, and $86 million in 2009.

Subsequent to year end 2011, the Company entered into a 15-year lease commitment in the Netherlands for an aggregate amount of approximately $60 million. The Company expects to commence the lease in 2014.

Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
CONTINGENCIES

NOTE 8. CONTINGENCIES

Legal Proceedings

The Company and its subsidiaries are involved in various lawsuits, claims, inquiries, and other regulatory and compliance matters, most of which are routine to the nature of the Company’s business. The Company has accrued liabilities for matters where it is probable that a loss will be incurred and the amount of loss can be reasonably estimated. Because of the uncertainties associated with claims resolution and litigation, future expense to resolve these matters could be higher than the liabilities accrued by the Company; however, the Company is unable to reasonably estimate a range of potential expenses. If information becomes available that allows the Company to reasonably estimate the range of potential expenses in an amount higher or lower than what it has accrued, the Company will adjust its accrued liabilities accordingly. Additional lawsuits, claims, inquiries, and other regulatory and compliance matters could arise in the future. The range of expense for resolving any future matters will be assessed as they arise; until then, a range of potential expense for such resolution cannot be determined. Based upon current information, management believes that the impact of the resolution of these matters is not, individually or in the aggregate, material to the Company’s financial position, results of operations or cash flows.

Environmental Matters

As of December 31, 2011, the Company has been designated by the U.S. Environmental Protection Agency (“EPA”) and/or other responsible state agencies as a potentially responsible party (“PRP”) at thirteen waste disposal or waste recycling sites, which are the subject of separate investigations or proceedings concerning alleged soil and/or groundwater contamination and for which no settlement of the Company’s liability has been agreed. The Company is participating with other PRPs at such sites, and anticipates that its share of cleanup costs will be determined pursuant to remedial agreements entered into in the normal course of negotiations with the EPA or other governmental authorities.

The Company has accrued liabilities for sites where it is probable that a loss will be incurred and the cost or amount of loss can be reasonably estimated. Because of the uncertainties associated with environmental assessment and remediation activities, future expense to remediate these sites could be higher than the liabilities accrued by the Company; however, the Company is unable to reasonably estimate a range of potential expenses. If information becomes available that allows the Company to reasonably estimate the range of potential expenses in an amount higher or lower than what it has accrued, the Company will adjust its environmental liabilities accordingly. In addition, the Company could identify additional sites for cleanup in the future. The range of expense for remediation of any future-identified sites will be assessed as they arise; until then, a range of expense for such remediation cannot be determined.

The activity in 2011 and 2010 related to environmental liabilities was as follows:

(In millions)	2011	2010

Balance at beginning of year	$46.3	$51.5
Accruals	.4	(1.2)
Payments	(6.1)	(4.0)
Balance at end of year	$40.6	$46.3

As of December 31, 2011, approximately $10 million of the total balance was classified as short-term.

These estimates could change as a result of changes in planned remedial actions, remediation technologies, site conditions, the estimated time to complete remediation, environmental laws and regulations, and other factors.

Other

The Company participates in international receivable financing programs with several financial institutions whereby advances may be requested from these financial institutions. These advances are guaranteed by the Company. At December 31, 2011, the Company had guaranteed approximately $17 million.

As of December 31, 2011, the Company guaranteed up to approximately $10 million of certain foreign subsidiaries’ obligations to their suppliers, as well as approximately $412 million of certain subsidiaries’ lines of credit with various financial institutions.

Shareholders' Equity and Stock Based Compensation	12 Months Ended
Dec. 31, 2011
Shareholders Equity and Stock Based Compensation [Abstract]
SHAREHOLDERS' EQUITY AND STOCK-BASED COMPENSATION

NOTE 9. SHAREHOLDERS’ EQUITY AND STOCK-BASED COMPENSATION

Common Stock and Common Stock Repurchase Program

The Company’s Certificate of Incorporation authorizes five million shares of $1 par value preferred stock (none outstanding), with respect to which the Board of Directors may fix the series and terms of issuance, and 400 million shares of $1 par value voting common stock.

In 1996, the Company established the ESBT to help meet the Company’s future obligations under employee benefit and compensation plans, including stock plans, 401(k) plans, and other employee benefit plans by contributing common stock of the Company. The Board of Directors previously authorized the issuance of up to 18 million shares to be used for the issuance of stock options and the funding of other Company obligations arising from various employee benefit plans. During the first two quarters of 2011 and full year 2010, approximately 1 million and 4.3 million ESBT shares with a fair value of $31.4 million and $163 million, respectively, were released by the ESBT upon the settlement of a portion of the Company’s employee benefit obligations. These shares were included as “Treasury stock at cost” in the Consolidated Balance Sheets. The ESBT terminated on July 21, 2011 upon the utilization of the remaining balance of shares held therein, and the Company began using shares of the Company’s common stock held in treasury to settle exercises and releases of stock-based awards.

The Board of Directors authorizes the Company to repurchase shares of the Company’s outstanding common stock. Repurchased shares may be reissued under the Company’s stock option and incentive plans or used for other corporate purposes. In 2011 and 2010, the Company repurchased approximately .3 million and 2.7 million shares totaling $13.5 million and $108.7 million, respectively. On January 27, 2011, the Board of Directors authorized the Company to repurchase an additional 5 million shares of the Company’s stock. As of December 31, 2011, approximately 6 million shares were available for repurchase under this and prior Board authorizations.

Stock-Based Compensation

The Company maintains various stock option and incentive plans and grants its annual stock-based compensation awards to eligible employees in February and non-employee directors in April. Awards granted to retirement-eligible employees vest in full upon retirement; awards to these employees are treated as though the awards were fully vested at the date of grant.

The stock-based compensation expense is based on the estimated fair value of awards expected to vest, amortized on a straight-line basis over the requisite service period. Net income for 2011, 2010, and 2009 included pretax stock-based compensation expense, which related to stock options, performance units (“PUs”), restricted stock units (“RSUs”) and restricted stock, of $37.1 million, $31.4 million, and $23.2 million, respectively. These expenses were included in “Marketing, general and administrative expense.” The total recognized tax benefit related to these stock-based compensation expenses for 2011, 2010, and 2009 was $13.6 million, $11.9 million, and $8.5 million, respectively. No stock-based compensation cost was capitalized for the years ended 2011, 2010, and 2009, respectively.

Stock Options

Stock options granted to non-employee directors and employees may be granted at no less than 100% of the fair market value of the Company’s common stock on the date of the grant. Options generally vest ratably over a three-year period for non-employee directors and over a four-year period for employees. Prior to fiscal year 2010, options granted to non-employee directors generally vested ratably over a two-year period. Options expire ten years from the date of grant.

The fair value of the Company’s stock option awards is estimated as of the date of grant using the Black-Scholes option-pricing model. This model requires input assumptions for the Company’s expected dividend yield, expected stock price volatility, risk-free interest rate and the expected option term. The following assumptions are used in estimating the fair value of granted stock options.

Risk-free interest rate was based on the 52-week average of the Treasury-Bond rate that has a term corresponding to the expected option term.

Expected stock price volatility for options represents an average of the implied and historical volatility.

Expected dividend yield was based on the current annual dividend divided by the 12-month average of the Company’s monthly stock price prior to grant.

Expected option term was determined based on historical experience under the Company’s stock option and incentive plan.

The weighted-average fair value per share of options granted during 2011 was $9.45, compared to $8.76 for the year ended 2010 and $6.57 for the year ended 2009.

The underlying weighted-average assumptions used were as follows:

	2011	2010	2009

Risk-free interest rate	2.22%	2.61%	2.76%
Expected stock price volatility	30.70%	31.99%	41.51%
Expected dividend yield	2.76%	2.51%	3.83%
Expected option term	6.2 years	6.0 years	6.1 years

The following table sets forth stock option information related to the Company’s stock option plans during 2011:

	Number of options (in thousands)	Weighted-average exercise price	Weighted-average remaining contractual life (in years)	Aggregate intrinsic value (in millions)

Outstanding at January 1, 2011	11,568.4	$47.06	5.75	$62.0
Granted	1,550.3	39.08
Exercised	(169.1)	23.23
Forfeited or expired	(1,603.9)	51.71
Outstanding at December 31, 2011	11,345.7	$46.27	5.67	$12.0
Options vested and expected to vest at December 31, 2011	10,962.6	46.66	5.58	11.5
Options exercisable at December 31, 2011	7,611.9	$51.98	4.44	$6.2

The total intrinsic value of stock options exercised was $2.9 million in 2011, $1.9 million in 2010, and $.2 million in 2009. Cash received by the Company from the exercise of these stock options was approximately $3.9 million in 2011, $2.5 million in 2010, and $.6 million in 2009. The tax benefit associated with these exercised options was $.9 million in 2011, $.6 million in 2010, and $.1 million in 2009. The intrinsic value of the stock options is based on the amount by which the market value of the underlying stock exceeds the exercise price of the option.

As of December 31, 2011, the Company had approximately $17 million of unrecognized compensation cost related to unvested stock option awards granted under the Company’s plans. The unrecognized compensation expense is expected to be recognized over the remaining weighted-average requisite service period of approximately two years.

Performance Units

Since the second quarter of 2008, the Company has granted PUs to certain eligible employees of the Company. These PUs are payable in shares of the Company’s common stock at the end of a three-year cliff vesting period provided that certain performance metrics are achieved at the end of the period. Over the performance period, the number of shares of the Company’s common stock issued will be adjusted upward or downward based upon the probability of achievement of performance metrics. The actual number of shares issued can range from 0% to 200% of the target shares at the time of grant.

The following table summarizes information about awarded PUs:

	Number of PUs (in thousands)	Weighted-average grant-date fair value

Unvested at January 1, 2011	918.1	$24.52
Granted at target	341.0	42.10
Forfeited	(351.4)	34.86
Unvested at December 31, 2011	907.7	$27.20

The Company did not achieve the performance metrics threshold for the 2008-2010 performance period, and accordingly, the PUs granted in 2008 were cancelled in the first quarter of 2011.

As of December 31, 2011, the Company had approximately $13 million of unrecognized compensation cost related to these PUs, which reflects the Company’s current expectation of meeting certain performance metrics. The unrecognized compensation expense is expected to be recognized over the remaining weighted-average requisite service period of approximately two years.

Restricted Stock Units and Restricted Stock

RSU’s are granted under the Company’s stock option and incentive plan and vest ratably over a period of 3 to 5 years provided that employment continues for 3 to 5 years after the date of the award. If the condition is not met, unvested RSUs are forfeited.

Certain RSUs granted from 2005 through 2008 included dividend equivalents in the form of additional RSUs, which are equivalent to the amount of the dividend paid or property distributed on a single share of common stock multiplied by the number of RSUs in the employee’s account that are eligible to receive dividend equivalents. Starting in fiscal year 2008, the Company ceased granting RSUs with dividend equivalents.

The following table summarizes information about awarded RSUs:

	Number of RSUs (in thousands)	Weighted-average grant-date fair value

Unvested at January 1, 2011	1,127.9	$30.00
Granted	599.3	36.04
Vested	(435.4)	36.06
Forfeited	(172.6)	31.03
Unvested at December 31, 2011	1,119.2	$31.26

During 2005, the Company made one grant of 30,000 shares of restricted stock, which vests in two equal installments; the first installment vested in 2009 and the second will vest in 2012.

As of December 31, 2011, the Company had approximately $21 million and $.1 million of unrecognized compensation cost related to unvested RSUs and restricted stock, respectively. The unrecognized compensation expense is expected to be recognized over the remaining weighted-average requisite service period of approximately two years for RSUs and half a year for restricted stock.

Cost Reduction Actions	12 Months Ended
Dec. 31, 2011
Cost Reduction Actions [Abstract]
COST REDUCTION ACTIONS

NOTE 10. COST REDUCTION ACTIONS

2011 Actions

In 2011, the Company recorded approximately $45 million in restructuring charges, consisting of severance and related costs for the reduction of approximately 910 positions, asset impairment charges, and lease cancellation costs. At December 31, 2011, approximately 80 employees impacted by these actions remain with the Company.

Q3 2010 — Q4 2010 Actions

In the second half of 2010, the Company recorded approximately $10 million in restructuring charges, consisting of severance and related costs for the reduction of approximately 725 positions, asset impairment charges, and lease cancellation costs. At December 31, 2011, no employees impacted by these actions remain with the Company.

Q4 2008 — Q2 2010 Program

The Company recorded approximately $150 million in restructuring charges (of which $105 million represents cash charges) related to this restructuring program, consisting of severance and related costs, asset impairment charges, and lease cancellation costs. Severance and related costs were related to approximately 4,350 positions. At December 31, 2011, no employees impacted by these actions remain with the Company.

Severance and lease cancellation costs under these restructuring actions were recorded to “Other current liabilities” in the Consolidated Balance Sheets. Asset impairments were based on the estimated market value of the assets. Restructuring charges and payments/settlements during 2011 and 2010 were as follows:

(In millions)	Accrual at January 1, 2011	2011 Charges	2011 Cash Payments	2011 Non-cash Settlements	Currency translation	Accrual at December 31, 2011

Prior restructuring actions	$.1	$.1	$(.2)	$–	$–	$–
Q4 2008 — Q2 2010
Severance and related costs	2.4	(2.1)	(1.0)	–	.7	–
Lease cancellation costs	.6	–	(.6)	–	–	–
Q3 2010 — Q4 2010
Severance and related costs	7.6	–	(7.3)	–	(.1)	.2
Lease cancellation costs	1.1	(.1)	(1.0)	–	–	–
2011
Severance and related costs	–	37.4	(24.4)	–	(.3)	12.7
Lease cancellation costs	–	2.9	(1.1)	–	–	1.8
Asset impairment	–	7.0	–	(7.0)	–	–
	$11.8	$45.2	$(35.6)	$(7.0)	$.3	$14.7

(In millions)	Accrual at January 2, 2010	2010 Charges	2010 Cash Payments	2010 Non-cash Settlements	Currency translation	Accrual at January 1, 2011

Prior restructuring actions	$2.4	$(.2)	$(2.1)	$–	$–	$.1
Q4 2008 — Q2 2010
Severance and related costs	33.0	5.5	(33.6)	–	(2.5)	2.4
Lease cancellation costs	1.5	–	(.9)	–	–	.6
Asset impairment	–	1.2	–	(1.2)	–	–
Q3 2010 — Q4 2010
Severance and related costs	–	9.9	(2.4)	–	.1	7.6
Lease cancellation costs	–	1.2	(.1)	–	–	1.1
Asset impairment	–	1.4	–	(1.4)	–	–
	$36.9	$19.0	$(39.1)	$(2.6)	$(2.4)	$11.8

The table below shows the total amount of costs incurred by reportable segment and other businesses in connection with these restructuring actions during the last three years. Restructuring costs in continuing operations are included in “Other expense, net” in the Consolidated Statements of Operations.

(In millions)	2011	2010	2009

Restructuring costs by segment:
Pressure-sensitive Materials	$16.4	$5.8	$34.8
Retail Branding and Information Solutions	19.9	4.0	51.7
Other specialty converting businesses	8.2	2.9	29.3
Continuing operations	$44.5	$12.7	$115.8
Discontinued operations	$.7	$6.3	$13.3
	$45.2	$19.0	$129.1

Taxes Based on Income	12 Months Ended
Dec. 31, 2011
Taxes Based on Income [Abstract]
TAXES BASED ON INCOME

NOTE 11. TAXES BASED ON INCOME

Taxes based on income (loss) were as follows:

(In millions)	2011	2010	2009

Current:
U.S. federal tax	$.6	$(39.2)	$(54.0)
State taxes	(1.0)	(6.9)	(2.9)
International taxes	79.2	87.7	52.6
	78.8	41.6	(4.3)
Deferred:
U.S. federal tax	(9.9)	(14.4)	(44.6)
State taxes	(1.4)	7.5	(7.0)
International taxes	11.0	(37.5)	(36.1)
	(.3)	(44.4)	(87.7)
Provision for (benefit from) income taxes	$78.5	$(2.8)	$(92.0)

The principal items accounting for the difference in taxes as computed at the U.S. statutory rate, and as recorded, were as follows:

(In millions)	2011	2010	2009

Computed tax at 35% of income (loss) before taxes	$81.5	$83.6	$(324.3)
Increase (decrease) in taxes resulting from:
State taxes, net of federal tax benefit	(2.3)	(1.3)	(12.2)
Foreign earnings taxed at different rates	2.5	(58.8)	(2.4)
Valuation allowance	8.3	2.5	4.0
Goodwill and indefinite-lived intangible asset impairment	–	–	276.4
Deferred compensation assets	(5.1)	(7.9)	(30.5)
U.S. federal tax credits (R&D and low-income housing)	(4.6)	(3.8)	(2.8)
Tax contingencies and audit settlements	1.6	(17.7)	7.2
Other items, net	(3.4)	.6	(7.4)
Provision for (benefit from) income taxes	$78.5	$(2.8)	$(92.0)

Consolidated income (loss) before taxes from continuing U.S. and international operations was as follows:

(In millions)	2011	2010	2009

U.S.	$(64.6)	$(45.7)	$(518.0)
International	297.5	284.7	(408.6)
Income (loss) from continuing operations before taxes	$232.9	$239.0	$(926.6)

The effective tax rate for continuing operations was approximately 34% for 2011 compared with approximately (1%) for 2010. The 2011 effective tax rate for continuing operations reflected $8.3 million of expense for increases to valuation allowances and $2.8 million of expense from the settlement of a foreign tax audit.

The 2010 effective tax rate reflected $45.5 million of benefit from net operating losses resulting from the local statutory write-down of certain investments in Europe due to a decline in their value. The decline in value established a net operating loss asset subject to recapture. As a result of a legal entity restructuring, the liability for the recapture was eliminated, causing the Company to recognize a discrete tax benefit in the fourth quarter. The Company does not expect events of this nature to occur frequently since the recognition of the tax effects of declines in values of subsidiaries requires specific tax planning and restructuring actions, and the Company has no plans to pursue such actions. The 2010 effective tax rate also reflected $17.7 million of net benefit from normally-occurring releases and accruals of certain tax reserves, which were in part due to reductions in the Company’s tax positions for prior years due to settlements with taxing jurisdictions and lapses of applicable statutory periods. Net operating losses, including the net operating losses which resulted from the local statutory write-down of certain investments in Europe referenced above, may offset future taxable income, thereby lowering cash tax payments over the coming years.

Income taxes have not been provided on certain undistributed earnings of foreign subsidiaries of approximately $1.3 billion and $1.2 billion at December 31, 2011 and January 1, 2011, respectively, because the earnings are considered to be indefinitely reinvested. It is not practicable to estimate the amount of tax that would be payable upon distribution of these earnings. Deferred taxes have been accrued for earnings that are not considered indefinitely reinvested. The repatriation accrual for the year ended December 31, 2011 and January 1, 2011 is $18.1 million and $15.3 million, respectively.

Deferred income taxes reflect the temporary differences between the amounts at which assets and liabilities are recorded for financial reporting purposes and the amounts utilized for tax purposes. The primary components of the temporary differences that gave rise to the Company’s deferred tax assets and liabilities were as follows:

(In millions)	2011	2010

Accrued expenses not currently deductible	$62.2	$69.7
Net operating losses	352.3	348.5
Tax credit carryforwards	129.8	111.4
Capital loss carryforward	11.7	13.5
Postretirement and post employment benefits	102.7	108.6
Pension costs	127.5	104.2
Inventory reserves	11.9	11.6
Other assets	3.7	7.5
Valuation allowance	(122.8)	(115.6)
Total deferred tax assets(1)	679.0	659.4
Depreciation and amortization	(168.7)	(188.1)
Repatriation accrual	(18.1)	(15.3)
Foreign operating loss recapture	(119.0)	(122.0)
Other liabilities	(9.8)	(6.6)
Total deferred tax liabilities(1)	(315.6)	(332.0)
Total net deferred tax assets	$363.4	$327.4

(1)	Reflected gross amount before jurisdictional netting of deferred tax assets and liabilities.

A valuation allowance is recorded to reduce deferred tax assets to the amount that is more likely than not to be realized. When establishing a valuation allowance, the Company considers future sources of taxable income such as “future reversals of existing taxable temporary differences, future taxable income exclusive of reversing temporary differences and carryforwards” and “tax planning strategies.”

Net operating loss carryforwards of foreign subsidiaries at December 31, 2011 and January 1, 2011 were $1.13 billion and $1.14 billion, respectively. If unused, foreign net operating losses of $51.8 million will expire between 2012 and 2015, and $119.2 million will expire after 2015. Net operating losses of $955.7 million can be carried forward indefinitely. Based on current projections, certain indefinite-lived foreign net operating losses may take approximately 50 years to be fully utilized. Tax credit carryforwards of both domestic and foreign subsidiaries at December 31, 2011 and January 1, 2011 totaled $129.8 million and $111.4 million, respectively. If unused, tax credit carryforwards of $5.9 million will expire between 2012 and 2014, $87.2 million will expire between 2015 and 2019, and $28.5 million will expire after 2019. Tax credit carryforwards of $8.2 million can be carried forward indefinitely. The Company has established a valuation allowance for the net operating loss and credit carryforwards not expected to be utilized. The valuation allowance at December 31, 2011 and January 1, 2011 was $122.8 million and $115.6 million, respectively.

The Company has been granted tax holidays in several jurisdictions including Bangladesh, China, Thailand and Vietnam. The tax holidays expire between 2012 and 2016. These tax holidays benefit the Company’s consolidated effective tax rate on continuing operations by less than 2%.

Unrecognized Tax Benefits

On December 31, 2011, the Company’s unrecognized tax benefits totaled $120.3 million, including $78.5 million of unrecognized tax benefits which, if recognized, would reduce the annual effective income tax rate. As of January 1, 2011, the Company’s unrecognized tax benefits totaled $127.2 million, including $81.2 million of unrecognized tax benefits which, if recognized, would reduce the annual effective income tax rate.

Where applicable, the Company recognizes potential accrued interest and penalties related to unrecognized tax benefits from its global operations in income tax expense. The Company recognized an expense of $2.7 million and a benefit of $2.6 million of interest and penalties in the Consolidated Statements of Operations in 2011 and 2010, respectively. The Company has accrued for $23.6 million and $20.9 million of interest and penalties, net of tax benefit, in the Consolidated Balance Sheets at December 31, 2011 and January 1, 2011, respectively.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is set forth below:

(In millions)	2011	2010

Balance at beginning of year	$127.2	$151.7
Additions based on tax positions related to the current year	19.7	17.4
Additions for tax position of prior years	2.6	7.0
Reductions for tax positions of prior years:
Changes in judgment	(2.3)	–
Settlements	(5.5)	(7.9)
Lapses of applicable statute	(19.2)	(36.7)
Changes due to translation of foreign currencies	(2.2)	(4.3)
Balance at end of year	$120.3	$127.2

The amount of income taxes the Company pays is subject to ongoing audits by taxing jurisdictions around the world. The Company’s estimate of the potential outcome of any uncertain tax issue is subject to management’s assessment of relevant risks, facts, and circumstances existing at that time. The Company believes that it has adequately provided for reasonably foreseeable outcomes related to these matters. However, the Company’s future results may include favorable or unfavorable adjustments to its estimated tax liabilities in the period the assessments are made or resolved, which may impact the Company’s effective tax rate. The Company and its U.S. subsidiaries have completed the Internal Revenue Service’s Compliance Assurance Process Program through 2010. The Company is subject to routine tax examinations in other jurisdictions. With some exceptions, the Company and its subsidiaries are no longer subject to examinations by tax authorities for years prior to 2005.

It is reasonably possible that during the next 12 months, the Company may realize a decrease in its gross uncertain tax positions by approximately $15.7 million, primarily as the result of cash payments and closing tax years. The Company anticipates that it is reasonably possible that cash payments of up to $7.7 million relating to gross uncertain tax positions could be paid within the next 12 months.

Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 12. SEGMENT INFORMATION

The accounting policies of the segments are described in Note 1, “Summary of Significant Accounting Policies.” Intersegment sales are recorded at or near market prices and are eliminated in determining consolidated sales. The Company evaluates performance based on income from operations before interest expense and taxes. General corporate expenses are also excluded from the computation of income from operations for the segments.

The Company does not disclose total assets by reportable segment since the Company does not produce and review such information internally. The Company does not disclose revenues from external customers for each product because it is impracticable to do so. As the Company’s reporting structure is not organized by country, results by individual country are not provided because it is impracticable to do so.

Financial information by reportable segment and other businesses from continuing operations is set forth below. In 2011, the Company modified its approach to allocating certain Corporate costs to its reportable segments to better reflect the costs required to support operations within segment results. Prior year amounts have been restated to conform with the new methodology.

(In millions)	2011	2010	2009

Net sales to unaffiliated customers:
Pressure-sensitive Materials	$3,971.6	$3,717.4	$3,377.9
Retail Branding and Information Solutions	1,500.8	1,522.1	1,321.2
Other specialty converting businesses	553.9	542.5	487.1
Net sales to unaffiliated customers	$6,026.3	$5,782.0	$5,186.2

Intersegment sales:
Pressure-sensitive Materials	$170.0	$157.0	$147.1
Retail Branding and Information Solutions	2.3	2.0	1.6
Other specialty converting businesses	39.5	30.7	15.8
Intersegment sales	$211.8	$189.7	$164.5

Income (loss) from continuing operations before taxes:
Pressure-sensitive Materials	$312.8	$307.0	$174.0
Retail Branding and Information Solutions	49.9	59.9	(905.1)
Other specialty converting businesses	(6.9)	(.4)	(45.3)
Corporate expense	(51.9)	(51.2)	(65.3)
Interest expense	(71.0)	(76.3)	(84.9)
Income (loss) from continuing operations before taxes	$232.9	$239.0	$(926.6)
Capital expenditures:
Pressure-sensitive Materials	$65.3	$50.2	$41.5
Retail Branding and Information Solutions	20.9	28.2	19.6
Other specialty converting businesses	13.5	22.7	7.6
Corporate	1.6	1.8	1.3
Capital expenditures(1)	$101.3	$102.9	$70.0

Depreciation expense:
Pressure-sensitive Materials	$77.6	$77.8	$86.2
Retail Branding and Information Solutions	53.8	53.2	58.3
Other specialty converting businesses	22.6	26.7	25.6
Corporate	3.8	4.0	3.9
Depreciation expense	$157.8	$161.7	$174.0

Other expense, net by segment:
Pressure-sensitive Materials	$16.9	$7.1	$75.9
Retail Branding and Information Solutions	18.2	5.8	51.7
Other specialty converting businesses	2.6	3.2	29.2
Corporate	8.9	3.5	21.2
Other expense, net	$46.6	$19.6	$178.0

Other expense, net by type:
Restructuring costs:
Severance and related costs	$35.5	$10.0	$78.5
Asset impairment and lease cancellation charges	9.0	2.7	37.3
Other items:
Gain on sale of a product line	(5.6)	–	–
Gain on sale of an investment	–	(.5)	–
Loss from debt extinguishments	.7	4.0	21.2
Loss from curtailment of domestic pension obligations	–	2.5	–
Legal settlements	(1.2)	.9	41.0
OCP divestiture-related costs	8.2	–	–
Other expense, net	$46.6	$19.6	$178.0

(1)	Included capital expenditures accrued but not paid of $9.5 in 2011, $12.4 in 2010, and $8.2 in 2009. Capital expenditures refer to purchases of property, plant and equipment.

Revenues in the Company’s continuing operations by geographic area are set forth below. Revenues are attributed to geographic areas based on the location to which the product is shipped. Export sales from the United States to unaffiliated customers are not a material factor in the Company’s business.

(In millions)	2011	2010	2009

Net sales to unaffiliated customers:
U.S.	$1,636.1	$1,602.5	$1,484.7
Europe	2,007.8	1,896.7	1,813.1
Asia	1,533.5	1,474.9	1,198.8
Latin America	489.8	468.4	379.9
Other international	359.1	339.5	309.7
Net sales	$6,026.3	$5,782.0	$5,186.2

Property, plant and equipment, net in the Company’s U.S. and international operations are set forth below.

(In millions)	2011	2010	2009

Property, plant and equipment, net:
U.S.	$370.5	$488.4	$509.3
International	708.9	774.5	845.4
Property, plant and equipment, net	$1,079.4	$1,262.9	$1,354.7

Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information [Abstract]
QUARTERLY FINANCIAL INFORMATION (Unaudited)

NOTE 13. QUARTERLY FINANCIAL INFORMATION (Unaudited)

(In millions, except per share data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

2011
Net sales	$1,526.5	$1,544.8	$1,500.4	$1,454.6
Gross profit	399.5	396.4	366.9	358.6
Income from continuing operations	36.9	53.1	35.4	29.0
Income (loss) from discontinued operations	7.9	20.2	14.4	(6.8)
Net income	44.8	73.3	49.8	22.2

Net income (loss) per common share:
Continuing operations	.35	.50	.33	.27
Discontinued operations	.08	.19	.14	(.06)
Net income per common share	.43	.69	.47	.21

Net income (loss) per common share, assuming dilution:
Continuing operations	.35	.50	.33	.27
Discontinued operations	.07	.19	.14	(.06)
Net income per common share, assuming dilution	.42	.69	.47	.21
2010
Net sales	$1,397.0	$1,492.8	$1,429.6	$1,462.6
Gross profit	371.0	407.4	371.3	364.1
Income from continuing operations	37.0	57.5	47.4	99.9
Income from discontinued operations	17.7	26.3	16.8	14.3
Net income	54.7	83.8	64.2	114.2

Net income per common share:
Continuing operations	.35	.54	.45	.94
Discontinued operations	.17	.25	.16	.14
Net income per common share	.52	.79	.61	1.08

Net income per common share, assuming dilution:
Continuing operations	.35	.54	.44	.93
Discontinued operations	.16	.24	.16	.13
Net income per common share, assuming dilution	.51	.78	.60	1.06

“Other expense, net” is presented by type for each quarter below:

(In millions)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

2011
Restructuring costs:
Severance and related costs	$2.7	$7.2	$14.6	$11.0
Asset impairment and lease cancellation charges	3.3	.1	.3	5.3
Other items:
Gain on sale of a product line	–	–	–	(5.6)
Loss from debt extinguishments	–	–	–	.7
Legal settlements	(1.7)	–	.5	–
OCP divestiture-related costs	–	1.0	2.7	4.5
Other expense, net	$4.3	$8.3	$18.1	$15.9
2010
Restructuring costs:
Severance and related costs	$4.0	$2.0	$1.2	$2.8
Asset impairment and lease cancellation charges	.2	.6	1.3	.6
Other items:
Gain on sale of an investment	–	(.5)	–	–
Loss from debt extinguishments	–	1.2	–	2.8
Loss from curtailment of domestic pension obligations	–	–	2.5	–
Legal settlements	1.4	(.5)	–	–
Other expense, net	$5.6	$2.8	$5.0	$6.2

Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 14. FAIR VALUE MEASUREMENTS

Recurring Fair Value Measurements

The following table provides the assets and liabilities carried at fair value, measured on a recurring basis, as of December 31, 2011:

		Fair Value Measurements Using

(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets:
Available for sale securities	$12.4	$4.2	$8.2	$–
Derivative assets	6.5	–	6.5	–
Liabilities:
Derivative liabilities	$18.6	$2.9	$15.7	$–

The following table provides the assets and liabilities carried at fair value, measured on a recurring basis, as of January 1, 2011:

		Fair Value Measurements Using

(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets:
Available for sale securities	$12.2	$2.9	$9.3	$–
Derivative assets	16.9	.1	16.8	–
Liabilities:
Derivative liabilities	$10.3	$2.4	$7.9	$–

Available for sale securities include fixed income securities (primarily U.S. government and corporate debt securities) measured at fair value using quoted prices/bids. Derivatives that are exchange-traded are measured at fair value using quoted market prices and are classified within Level 1 of the valuation hierarchy. Derivatives measured based on inputs that are readily available in public markets are classified within Level 2 of the valuation hierarchy. Available for sale securities are included in “Other current assets” in the Consolidated Balance Sheets.

Non-recurring Fair Value Measurements

Long-lived assets with carrying amounts totaling $4.4 million were written down to their fair value of $1.3 million, resulting in an impairment charge of $3.1 million during 2011, which was included in “Other expense, net” in the Consolidated Statements of Operations. Of the $1.3 million, $1.1 million was primarily based on Level 2 inputs and $.2 million was primarily based on Level 3 inputs. These assets were in the Retail Branding and Information Solutions and Pressure-sensitive Materials segments, as well as in other specialty converting businesses.

Long-lived assets with carrying amounts totaling $3.4 million were written down to their fair values of $2.4 million, resulting in an impairment charge of $1.0 million during 2010, which was included in “Other expense, net” in the Consolidated Statements of Operations. The $2.4 million fair value write-down was based on Level 2 inputs. These assets were in the Retail Branding and Information Solutions and Pressure-sensitive Materials segments, as well as in other specialty converting businesses.

Long-lived assets with carrying amounts totaling $27.2 million were written down to their fair values totaling $9.5 million, resulting in impairment charges of $17.7 million during 2009. These charges were included in “Other expense, net” in the Consolidated Statements of Operations. Of the $9.5 million, $6.5 million was primarily based on Level 2 inputs and $3 million was primarily based on Level 3 inputs. These assets were in the Retail Branding and Information Solutions and Pressure-sensitive Materials segments.

Goodwill with a carrying amount of $1.21 billion was written down to its estimated implied fair value of $415 million, resulting in a non-cash impairment charge of $820 million in the first quarter of 2009. Additionally, certain indefinite-lived assets with a carrying value of approximately $30 million were written down to their estimated implied fair value of $18 million, resulting in a non-cash impairment charge of $12 million in the first quarter of 2009. The fair value measurements related to these assets were primarily based on discounted cash flows projections which are considered Level 3 inputs. These charges were included in “Goodwill and indefinite-lived intangible asset impairment charges” in the Consolidated Statements of Operations. Refer to Note 3, “Goodwill and Other Intangibles Resulting from Business Acquisitions,” for further information.

Valuation and Qualifying Accounts and Reserves	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts and Reserves [Abstract]
VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

(In millions)

	Balance at Beginning of Year	Additions		Deductions From Reserves(a)	Balance at End of Year
		Charged to Costs and Expenses	From Acquisitions
2011
Allowance for doubtful accounts	$38.9	$6.3	$—	$(11.2)	$34.0
Allowance for sales returns	12.5	10.5	—	(13.7)	9.3
Inventory reserve	59.2	22.0	—	(26.1)	55.1
Valuation allowance for deferred tax assets	115.6	8.1	—	(.9)	122.8
2010
Allowance for doubtful accounts	$41.3	$6.7	$—	$(9.1)	$38.9
Allowance for sales returns	14.9	9.6	—	(12.0)	12.5
Inventory reserve	65.4	17.5	—	(23.7)	59.2
Valuation allowance for deferred tax assets	115.4	2.5	—	(2.3)	115.6
2009
Allowance for doubtful accounts	$41.8	$11.5	$.4	$(12.4)	$41.3
Allowance for sales returns	15.5	7.8	.3	(8.7)	14.9
Inventory reserve	64.6	23.1	2.3	(24.6)	65.4
Valuation allowance for deferred tax assets	109.2	4.0	—	2.2	115.4

(a)	Deductions from reserves include currency translation adjustments for all periods and classification of Office and Consumer Products business balances (where applicable) to “held for sale” in 2011.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Nature of Operations

Nature of Operations

Avery Dennison Corporation (the “Company”) is an industry leader that develops innovative identification and decorative solutions for businesses and consumers worldwide. The Company’s products include pressure-sensitive labeling technology and materials; graphics imaging media; retail branding and information solutions; radio-frequency identification (“RFID”) inlays and tags; organization and identification products for offices and consumers; specialty tapes; and a variety of specialized labels for automotive, industrial and durable goods applications.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of majority-owned subsidiaries. Intercompany accounts, transactions and profits are eliminated in consolidation. Investments representing less than 20% ownership and in which the Company does not have significant influence are accounted for using the cost method of accounting.

Financial Presentation

Financial Presentation

As further discussed in Note 2, “Discontinued Operations and Sale of Product Lines,” the Company has classified results of its Office and Consumer Products (“OCP”) business, together with certain costs associated with the divestiture transaction, as discontinued operations in the Consolidated Statements of Operations for all periods presented. The assets and liabilities of the business were classified as “held for sale” in the Consolidated Balance Sheets as of year end 2011. This business comprises substantially all of the Company’s previously reported OCP segment. The operating results of the retained portion of this previously reported OCP segment, which are not significant, are included in other specialty converting businesses for all periods presented.

Certain prior year amounts have been reclassified to conform to current year presentation.

Segment Reporting

Segment Reporting

The Company has determined that it has the following two reportable segments for financial reporting purposes:

¡	Pressure-sensitive Materials — manufactures and sells pressure-sensitive labeling technology and materials, films for graphic and reflective applications, performance polymers (largely adhesives used to manufacture pressure-sensitive materials), and extruded films; and
¡	Retail Branding and Information Solutions — designs, manufactures and sells a wide variety of branding and information products and services, including brand and price tickets, tags and labels, and related services, supplies and equipment.

Certain operating segments are aggregated or combined based on materiality, quantitative factors, and similar qualitative economic characteristics, including primary products, production processes, customers, and distribution methods. Operating segments that do not exceed the quantitative thresholds or are not considered for aggregation are reported in a category entitled “other specialty converting businesses,” which is comprised of several businesses that produce specialty tapes and highly engineered labels, including RFID inlays and labels and other converted products.

During the first quarter of fiscal 2011, the Company changed the names of certain of its segments and businesses. The Company’s Retail Information Services segment was changed to Retail Branding and Information Solutions. Within the Company’s Pressure-sensitive Materials segment, the names of the Roll Materials business and Graphics and Reflective Products business were changed to Label and Packaging Materials and Graphics and Reflective Solutions, respectively.

Refer to Note 12, “Segment Information,” for further information.

Fiscal Year

Fiscal Year

Normally, each fiscal year consists of 52 weeks, but every fifth or sixth fiscal year consists of 53 weeks. The Company’s 2011 and 2010 fiscal years consisted of 52-week periods ending December 31, 2011 and January 1, 2011, respectively. The Company’s 2009 fiscal year consisted of a 53-week period ending January 2, 2010, with the extra week reflected in the first quarter.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, or GAAP, requires management to make estimates and assumptions for the reporting period and as of the financial statement date. These estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities and the reported amounts of revenue and expense. Actual results could differ from these estimates.

Cash paid for interest and income taxes

Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand, deposits in banks, and short-term investments with maturities of three months or less when purchased. The carrying value of these assets approximates fair value due to the short maturity of the instruments. Cash paid for interest and income taxes was as follows:

(In millions)	2011	2010	2009

Interest, net of capitalized amounts	$65.0	$69.7	$78.3
Income taxes, net of refunds	70.5	94.5	47.5

In 2011, 2010, and 2009, non-cash activities included accruals for capital expenditures of $9.5 million, $12.4 million, and $8.2 million, respectively, due to the timing of payments. The Company released 1 million common shares totaling $31.4 million and 4.3 million common shares totaling $163 million, respectively, from the Company’s Employee Stock Benefit Trust (“ESBT”), to fulfill a portion of the Company’s employee benefit obligations during the first two quarters of 2011 and full year 2010. These shares were included as “Treasury stock at cost” in the Consolidated Balance Sheets.

Accounts Receivable

Accounts Receivable

The Company records trade accounts receivable at the invoiced amount. The allowance for doubtful accounts represents allowances for customer trade accounts receivable that are estimated to be partially or entirely uncollectible. The customer complaint reserve represents estimated sales returns and allowances. These allowances are used to reduce gross trade receivables to their net realizable values. The Company records these allowances based on estimates related to the following factors:

¡ ¡ ¡	Customer-specific allowances; Amounts based upon an aging schedule; and An estimated amount, based on the Company’s historical experience.

No single customer represented 10% or more of the Company’s net sales in, or trade accounts receivable at year end of, 2011 or 2010. However, during 2011, the ten largest customers by net sales represented 10% of the Company’s net sales. As of December 31, 2011, the ten largest customers by trade accounts receivable represented 12% of the Company’s trade accounts receivable. These customers were primarily concentrated in the Pressure-sensitive Materials segment. The Company does not generally require its customers to provide collateral.

Inventories

Inventories

Inventories are stated at the lower-of-cost-or-market value and are categorized as raw materials, work-in-progress or finished goods. Cost is determined using the first-in, first-out (“FIFO”) method. Inventory reserves are recorded to cost of products sold for damaged, obsolete, excess and slow-moving inventory and the Company establishes a lower cost basis for the inventory. The Company uses estimates to record these reserves. Slow-moving inventory is reviewed by category and may be partially or fully reserved for depending on the type of product and the length of time the product has been included in inventory.

Inventories at end of year were as follows:

(In millions)	2011	2010

Raw materials	$216.2	$243.3
Work-in-progress	136.4	130.5
Finished goods	177.6	205.3
Inventories at lower of FIFO cost or market (approximates replacement cost)	530.2	579.1
Inventory reserves	(55.1)	(59.2)
Inventories, net	$475.1	$519.9

Property, Plant and Equipment

Property, Plant and Equipment

Major classes of property, plant and equipment are stated at cost and were as follows:

(In millions)	2011	2010

Land	$56.5	$65.1
Buildings and improvements	662.9	738.1
Machinery and equipment	2,108.1	2,325.7
Construction-in-progress	40.5	57.3
Property, plant and equipment	2,868.0	3,186.2
Accumulated depreciation	(1,788.6)	(1,923.3)
Property, plant and equipment, net	$1,079.4	$1,262.9

Depreciation is generally computed using the straight-line method over the estimated useful lives of the assets ranging from two to forty-five years for buildings and improvements and two to fifteen years for machinery and equipment. Leasehold improvements are depreciated over the shorter of the useful life of the asset or the term of the associated leases. Maintenance and repair costs are expensed as incurred; renewals and betterments are capitalized. Upon the sale or retirement of assets, the accounts are relieved of the cost and the related accumulated depreciation, with any resulting gain or loss included in net income. There were no significant capital lease assets at year end 2011 and 2010.

Software

Software

The Company capitalizes internal and external software costs that are incurred during the application development stage of the software development, including costs incurred for the design, coding, installation to hardware, testing, and upgrades and enhancements that provide additional functionalities and capabilities to the software and hardware of the chosen path. Internal and external software costs during the preliminary project stage are expensed, as are those costs during the post-implementation and/or operation stage, including internal and external training costs and maintenance costs.

Capitalized software, which is included in “Other assets” in the Consolidated Balance Sheets, is amortized on a straight-line basis over the estimated useful life of the software, ranging from two to ten years. Capitalized software costs were as follows:

(In millions)	2011	2010

Cost	$368.4	$381.7
Accumulated amortization	(237.0)	(238.7)
	$131.4	$143.0

Impairment of Long-lived Assets

Impairment of Long-lived Assets

Impairment charges are recorded when the carrying amounts of long-lived assets are determined not to be recoverable. Recoverability is measured by assessing the undiscounted cash flows expected to result from their use and eventual disposition. The amount of impairment loss is calculated as the excess of the carrying value over the fair value. Historically, changes in market conditions and management strategy have caused the Company to reassess the carrying amount of its long-lived assets.

Goodwill and other intangibles resulting from business acquisitions

Goodwill and Other Intangibles Resulting from Business Acquisitions

Business combinations are accounted for by the purchase method, and the excess of the acquisition cost over the fair value of net tangible assets and identified intangible assets acquired is considered goodwill. As a result, the Company discloses goodwill separately from other intangible assets. Other identifiable intangibles include customer relationships, patents and other acquired technology, trade names and trademarks, and other intangibles.

The Company’s reporting units for the purpose of performing the impairment tests for goodwill consist of label and packaging materials; retail branding and information solutions; office and consumer products; graphics and reflective solutions; industrial products; and business media. In performing the required impairment tests, the Company primarily applies a present value (discounted cash flow) method to determine the fair value of the reporting units with goodwill. The Company performs its annual impairment test of goodwill during the fourth quarter.

Certain factors may result in the need to perform an impairment test prior to the fourth quarter, including significant underperformance of the Company’s business relative to expected operating results, significant adverse economic and industry trends, significant decline in the Company’s market capitalization for an extended period of time relative to net book value, or a decision to divest an individual business within a reporting unit.

The Company estimates the fair value of its reporting units using various valuation techniques, with the primary technique being a discounted cash flow analysis. A discounted cash flow analysis requires the Company to make various assumptions about sales, operating margins, growth rates and discount rates. Assumptions about discount rates are based on a weighted-average cost of capital for comparable companies. Assumptions about sales, operating margins, and growth rates are based on the Company’s forecasts, business plans, economic projections, anticipated future cash flows and marketplace data. Assumptions are also made for varying perpetual growth rates for periods beyond the long-term business plan period.

Goodwill impairment is determined using a two-step process. The first step is to identify if a potential impairment exists by comparing the fair value of a reporting unit with its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is not considered to have a potential impairment and the second step of the impairment is not necessary. However, if the carrying amount of a reporting unit exceeds its fair value, the second step is performed to determine if goodwill is impaired and to measure the amount of impairment loss to recognize, if any.

The second step, if necessary, compares the implied fair value of goodwill with the carrying amount of goodwill. If the implied fair value of goodwill exceeds the carrying amount, then goodwill is not considered impaired. However, if the carrying amount of goodwill exceeds the implied fair value, an impairment loss is recognized in an amount equal to that excess.

The Company tests indefinite-lived intangible assets, consisting of trade names and trademarks, for impairment in the fourth quarter or whenever events or circumstances indicate that it is more likely than not that the carrying values of the assets exceed their fair values. Fair value is estimated as the discounted value of future revenues using a royalty rate that a third party would pay for use of the asset. If the carrying amount of an asset exceeds its implied fair value, an impairment loss is recognized in an amount equal to that excess.

See also Note 3, “Goodwill and Other Intangibles Resulting from Business Acquisitions.”

Foreign Currency

Foreign Currency

Asset and liability accounts of international operations are translated into U.S. dollars at current rates. Revenues and expenses are translated at the weighted-average currency rate for the fiscal year. Translation gains and losses of subsidiaries operating in hyperinflationary economies, if any, are included in net income in the period incurred. Gains and losses resulting from hedging the value of investments in certain international operations and from translation of balance sheet accounts are recorded directly as a component of other comprehensive income.

Gains and losses resulting from foreign currency transactions are included in income in the period incurred. Transactions in foreign currencies (including receivables, payables and loans denominated in currencies other than the functional currency) decreased net income by $5.3 million, $6.5 million, and $2.6 million in 2011, 2010 and 2009, respectively.

The Company had no operations in hyperinflationary economies in fiscal years 2011, 2010, and 2009.

Financial Instruments

Financial Instruments

The Company enters into certain foreign exchange hedge contracts to reduce its risk from exchange rate fluctuations associated with receivables, payables, loans and firm commitments denominated in certain foreign currencies that arise primarily as a result of its operations outside the U.S. The Company enters into certain interest rate contracts to help manage its exposure to interest rate fluctuations. The Company also enters into certain natural gas and other commodity futures contracts to hedge price fluctuations for a portion of its anticipated domestic purchases. The maximum length of time for which the Company hedges its exposure to the variability in future cash flows for forecasted transactions is 12 to 24 months.

On the date the Company enters into a derivative contract, it determines whether the derivative will be designated as a hedge. Those derivatives not designated as hedges are recorded on the balance sheets at fair value, with changes in the fair value recognized in earnings. Those derivatives designated as hedges are classified as either (1) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment (a “fair value” hedge); or (2) a hedge of a forecasted transaction or the variability of cash flows that are to be received or paid in connection with a recognized asset or liability (a “cash flow” hedge). The Company generally does not purchase or hold any foreign currency, interest rate or commodity contracts for trading purposes.

The Company assesses, both at the inception of the hedge and on an ongoing basis, whether hedges are highly effective. If it is determined that a hedge is not highly effective, the Company prospectively discontinues hedge accounting. For cash flow hedges, the effective portion of the related gains and losses is recorded as a component of other comprehensive income, and the ineffective portion is reported in earnings. Amounts in accumulated other comprehensive income (loss) are reclassified into earnings in the same period during which the hedged forecasted transaction is consummated. In the event the anticipated transaction is no longer likely to occur, the Company recognizes the change in fair value of the instrument in current period earnings. Changes in fair value hedges are recognized in current period earnings. Changes in the fair value of underlying hedged items (such as recognized assets or liabilities) are also recognized in current period earnings and offset the changes in the fair value of the derivative.

In the Statements of Cash Flows, hedge transactions are classified in the same category as the item hedged, primarily in operating activities.

See also Note 5, “Financial Instruments.”

Fair Value Measurements

Fair Value Measurements

The Company defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities which are required to be recorded at fair value, the Company considers the principal or most advantageous market in which the Company would transact and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability.

The Company determines fair value based on a three-tier fair value hierarchy, which it uses to prioritize the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions to determine the best estimate of fair value.

Treasury Shares

Treasury Shares

In the second half of 2011, the Company began funding a portion of its employee-related expenses using shares of the Company’s common stock held in treasury. The Company elected to record net gains or losses associated with its use of treasury shares to retained earnings.

Revenue Recognition

Revenue Recognition

Sales are recognized when persuasive evidence of an arrangement exists, pricing is determinable, delivery has occurred based on applicable sales terms, and collection is reasonably assured. Sales terms are generally free on board (f.o.b.) shipping point or f.o.b. destination, depending upon local business customs. For most regions in which the Company operates, f.o.b. shipping point terms are utilized and sales are recorded at the time of shipment, because this is when title and risk of loss are transferred. In certain regions, notably in Europe, f.o.b. destination terms are generally utilized and sales are recorded when the products are delivered to the customer’s delivery site, because this is when title and risk of loss are transferred. Furthermore, sales, provisions for estimated returns, and the cost of products sold are recorded at the time title transfers to customers and when the customers assume the risks and rewards of ownership. Actual product returns are charged against estimated sales return allowances.

Sales rebates and discounts are common practice in the industries in which the Company operates. Volume, promotional, price, cash and other discounts and customer incentives are accounted for as a reduction to gross sales. Rebates and discounts are recorded based upon estimates at the time products are sold. These estimates are based upon historical experience for similar programs and products. The Company reviews these rebates and discounts on an ongoing basis and accruals for rebates and discounts are adjusted, if necessary, as additional information becomes available.

Advertising Costs

Advertising Costs

Advertising costs included in “Marketing, general and administrative expense” were approximately $9.7 million in 2011, $10.8 million in 2010, and $8 million in 2009. The Company’s policy is to expense advertising costs as incurred.

Research and Development

Research and Development

Research and development costs are related to research, design and testing of new products and applications and are expensed as incurred. Research and development expense was $92.4 million in 2011, $85.6 million in 2010, and $78.9 million in 2009.

Pension and Postretirement Benefits

Pension and Postretirement Benefits

Assumptions used in determining projected benefit obligations and the fair value of plan assets for the Company’s pension plans and other postretirement benefit plans are evaluated by management in consultation with outside actuaries. In the event that the Company determines that changes are warranted in the assumptions used, such as the discount rate, expected long-term rate of return, or health care costs, future pension and postretirement benefit expenses could increase or decrease. Due to changing market conditions or changes in the participant population, the actuarial assumptions that the Company uses may differ from actual results, which could have a significant impact on the Company’s pension and postretirement liability and related cost. Refer to Note 6, “Pension and Other Postretirement Benefits,” for further information on such assumptions.

Product Warranty

Product Warranty

The Company provides for an estimate of costs that may be incurred under its basic limited warranty at the time product revenue is recognized. These costs primarily include materials and labor associated with the service or sale of the product. Factors that affect the Company’s warranty liability include the number of units installed or sold, historical and anticipated rate of warranty claims on those units, cost per claim to satisfy the Company’s warranty obligation and availability of insurance coverage. Because these factors are impacted by actual experience and future expectations, the Company assesses the adequacy of its recorded warranty liability and adjusts the amounts as necessary. The Company’s liability associated with product warranty was $1 million and $1.7 million at year end 2011 and 2010, respectively.

Stock-Based Compensation

Stock-Based Compensation

The Company’s stock-based compensation expense is based on the estimated fair value of awards expected to vest, amortized on a straight-line basis over the requisite service period.

The fair value of the Company’s stock option awards is estimated as of the date of grant using the Black-Scholes option-pricing model. This model requires input assumptions for the Company’s expected dividend yield, expected stock price volatility, risk-free interest rate and the expected option term.

The fair value of restricted stock units is determined based on the closing price of the Company’s common stock as of the date of grant, as adjusted for foregone dividends. In addition, the fair value of certain stock-based awards that are subject to performance metrics based on market conditions is determined using the Monte-Carlo simulation model, which utilizes multiple input variables, including expected volatility assumptions and other assumptions appropriate for determining fair value, to estimate the probability of satisfying the market condition target stipulated in the award.

The Company uses the short-cut method to calculate the historical pool of windfall tax benefits related to employee stock-based compensation awards. In addition, the Company elected to follow the tax ordering laws to determine the sequence in which deductions and net operating loss carryforwards are utilized, as well as the direct-only approach to calculating the amount of windfall or shortfall tax benefits.

Restructuring and Severance Costs

Restructuring Costs

The Company has compensation plans that provide eligible employees with severance in the event of an involuntary termination due to qualifying cost reduction actions. Severance is calculated using a benefit formula under the plans. Accordingly, the provisions for such amounts and other related exit costs (including lease cancellation costs and asset impairment charges) are recorded when they are probable and estimable. In the absence of a plan or established local practice for overseas jurisdictions, liabilities for restructuring costs are recognized when incurred. See also Note 10, “Cost Reduction Actions.”

Business Combinations

Business Combinations

The Company records the assets acquired and liabilities assumed from acquired businesses at fair value, and the Company makes estimates and assumptions to determine fair value.

The Company utilizes a variety of assumptions and estimates that are believed to be reasonable in determining fair value for assets acquired and liabilities assumed. These assumptions and estimates include estimated discounted cash flow analysis, growth rates, discount rates, current replacement cost for similar capacity for certain assets, market rate assumptions for certain obligations and certain potential costs of compliance with environmental laws related to remediation and cleanup of acquired properties. The Company also utilizes information obtained from management of the acquired businesses and its historical experience from previous acquisitions.

The Company applies significant assumptions and estimates in determining certain intangible assets resulting from the acquisitions (such as customer relationships, patents and other acquired technology, and trademarks and trade names, as well as related applicable useful lives), property, plant and equipment, receivables, inventories, investments, tax accounts, environmental liabilities, stock option awards, lease commitments and restructuring and integration costs. Unanticipated events and circumstances may occur, which may affect the accuracy or validity of such assumptions, estimates or actual results. Generally, changes to the fair values of assets acquired and liabilities assumed (including cost estimates for certain obligations and liabilities) are recorded as an adjustment to goodwill during the purchase price allocation period (generally within one year of the acquisition date) and as operating expenses thereafter.

Taxes on Income

Taxes on Income

Deferred tax assets and liabilities reflect temporary differences between the amount of assets and liabilities for financial and tax reporting purposes. These amounts are adjusted, as appropriate, to reflect changes in tax rates expected to be in effect when the temporary differences reverse. A valuation allowance is recorded to reduce the Company’s deferred tax assets to the amount that is more likely than not to be realized. Changes in tax laws or accounting standards and methods may affect recorded deferred taxes in future periods.

Income taxes have not been provided on certain undistributed earnings of international subsidiaries because the earnings are considered to be indefinitely reinvested.

When establishing a valuation allowance, the Company considers future sources of taxable income such as “future reversals of existing taxable temporary differences, future taxable income exclusive of reversing temporary differences and carryforwards” and “tax planning strategies.” A tax planning strategy is defined as “an action that: is prudent and feasible; an enterprise ordinarily might not take, but would take to prevent an operating loss or tax credit carryforward from expiring unused; and would result in realization of deferred tax assets.” In the event the Company determines that the deferred tax assets will not be realized in the future, the valuation adjustment to the deferred tax assets will be charged to earnings in the period in which the Company makes such a determination. The Company also acquired certain net deferred tax assets with existing valuation allowances in prior years. If it is later determined that it is more likely than not that the deferred tax assets will be realized, the Company will release the valuation allowance to current earnings or adjust the purchase price allocation.

The Company calculates its current and deferred tax provision based on estimates and assumptions that could differ from the actual results reflected in income tax returns filed in subsequent years. Adjustments based on filed returns are recorded when identified.

Investment tax credits are accounted for in the period earned in accordance with the flow-through method.

The amount of income taxes the Company pays is subject to ongoing audits by federal, state and foreign tax authorities. The Company’s estimate of the potential outcome of any uncertain tax issue is subject to management’s assessment of relevant risks, facts, and circumstances existing at that time. The Company uses a more-likely-than-not threshold for financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. The Company records a liability for the difference between the benefit recognized and measured and tax position taken or expected to be taken on tax returns. To the extent that the Company’s assessment of such tax positions changes, the change in estimate is recorded in the period in which the determination is made. The Company reports tax-related interest and penalties as a component of income tax expense.

The Company does not believe there is a reasonable likelihood that there will be a material change in the tax-related balances or valuation allowance balances. However, due to the complexity of some of these uncertainties, the ultimate resolution may be materially different from the current estimate.

See also Note 11, “Taxes Based on Income.”

Environmental Expenditures

Environmental Expenditures

Environmental expenditures are generally expensed. However, environmental expenditures for newly acquired assets and those which extend or improve the economic useful life of existing assets are capitalized and amortized over the remaining asset life. During each annual reporting period, the Company reviews its estimates of costs of compliance with environmental laws related to remediation and cleanup of various sites, including sites in which governmental agencies have designated the Company as a potentially responsible party. When it is probable that a loss will be incurred and where a range of the loss can be estimated, the best estimate within the range is accrued. When the best estimate within the range cannot be determined, the low end of the range is accrued. Potential insurance reimbursements are not offset against potential liabilities, and such liabilities are not discounted. Refer to Note 8, “Contingencies,” for further information.

Asset Retirement Obligations

Asset Retirement Obligations

The Company recognizes a liability for the fair value of conditional asset retirement obligations based on estimates determined through present value techniques. An asset retirement is ‘conditional’ when the timing and (or) method of settlement of the retirement obligation is conditional upon a future event that may or may not be within the control of the Company. The Company’s asset retirement obligations primarily relate to lease restoration costs. The Company’s estimated liability associated with asset retirement obligations was $10.3 million and $8 million at year end 2011 and 2010, respectively.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

Comprehensive income (loss) includes net income (loss), foreign currency translation adjustment, net actuarial loss, prior service cost and net transition assets, net of tax, and the gains or losses on the effective portion of cash flow and firm commitment hedges, net of tax, that are currently presented as a component of shareholders’ equity.

The components of “Accumulated other comprehensive loss” (net of tax, with the exception of the foreign currency translation adjustment) in the Consolidated Balance Sheets were as follows:

(In millions)	2011	2010

Foreign currency translation adjustment	$137.8	$187.3
Net actuarial loss, prior service cost and net transition assets, less amortization, net of tax benefits of $192.7 and $152.7 at year end 2011 and 2010, respectively	(394.1)	(321.2)
Net loss on derivative instruments designated as cash flow and firm commitment hedges, net of tax benefits of $4.1 and $5.4 at year end 2011 and 2010, respectively	(6.9)	(9.0)
Accumulated other comprehensive loss	$(263.2)	$(142.9)

Cash flow and firm commitment hedging instrument activities in other comprehensive loss, net of tax, were as follows:
(In millions)	2011	2010

Beginning accumulated derivative loss	$(9.0)	$(11.0)
Net loss reclassified to earnings	6.4	12.3
Net change in the revaluation of hedging transactions	(4.3)	(10.3)
Ending accumulated derivative loss	$(6.9)	$(9.0)

Net Income (Loss) Per Share

Net Income (Loss) Per Share

Net income (loss) per common share amounts were computed as follows:

(In millions, except per share amounts)	2011	2010	2009

(A) Income (loss) from continuing operations	$154.4	$241.8	$(834.6)
(B) Income from discontinued operations, net of tax	35.7	75.1	87.9
(C) Net income (loss) available to common shareholders	$190.1	$316.9	$(746.7)
(D) Weighted-average number of common shares outstanding	105.8	105.8	103.6
Dilutive shares (additional common shares issuable under employee stock-based awards)	1.0	1.0	–
(E) Weighted-average number of common shares outstanding, assuming dilution	106.8	106.8	103.6
Net income (loss) per common share:
Continuing operations (A) ÷ (D)	$1.46	$2.29	$(8.06)
Discontinued operations (B) ÷ (D)	.34	.71	.85
Net income (loss) per common share (C) ÷ (D)	$1.80	$3.00	$(7.21)
Net income (loss) per common share, assuming dilution:
Continuing operations (A) ÷ (E)	$1.45	$2.27	$(8.06)
Discontinued operations (B) ÷ (E)	.33	.70	.85
Net income (loss) per common share, assuming dilution (C) ÷ (E)	$1.78	$2.97	$(7.21)

Certain employee stock-based awards were not included in the computation of net income (loss) per common share, assuming dilution, because they would not have had a dilutive effect. Employee stock-based awards excluded from the computation totaled approximately 11 million shares and 9 million shares in 2011 and 2010, respectively.

In 2009, the effect of normally dilutive securities (for example, stock-based awards) was not dilutive because the Company generated a net operating loss. Employee stock-based awards excluded from the computation totaled approximately 11 million shares in 2009.

Recent Accounting Requirements

Recent Accounting Requirements

In December 2011, the Financial Accounting Standards Board (“FASB”) issued disclosure requirements about offsetting assets and liabilities which require a company to disclose information about offsetting and related arrangements to enable readers of its financial statements to understand the effect of those arrangements on its financial position. These disclosures are required to be applied retrospectively for all prior periods presented and are effective for fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Company does not expect adoption of this standard to have a material impact on its financial condition, results of operations, cash flows, or disclosures.

In September 2011, the FASB issued updated guidance that simplifies goodwill impairment testing by allowing a qualitative review to assess whether a quantitative impairment analysis is necessary as a first step to the testing. Under this guidance, a company will not be required to calculate the fair value of a reporting unit that contains recorded goodwill unless it concludes, based on the qualitative assessment, that it is more likely than not that the fair value of that reporting unit is less than its book value. If a decline in fair value is deemed more likely than not to have occurred, then the quantitative goodwill impairment test that is provided under generally accepted accounting principles in the United States of America, or GAAP, must be completed; otherwise, goodwill is deemed not to be impaired and no further testing is required until the next annual test date (or sooner if conditions or events before that date raise concerns of potential impairment in the reporting unit). The amended goodwill impairment guidance does not affect the manner in which a company estimates fair value. The new standard is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. The Company does not expect the adoption of this guidance to have a material impact on its financial condition, results of operations, cash flows, or disclosures.

The FASB issued in June 2011, and amended in December 2011, a standard requiring entities to present net income and other comprehensive income in either a single continuous statement or in two, but consecutive, statements of net income and other comprehensive income. Under both alternatives, an entity is required to present each component of net income and other comprehensive income, their respective totals, and totals for comprehensive income. This standard eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders’ equity. The amendment is effective for interim and annual periods beginning after December 15, 2011. The Company does not expect the adoption of this guidance to have a material impact on its financial condition, results of operations, cash flows, or disclosures.

In May 2011, the FASB amended fair value measurement and disclosure guidance. The amended guidance clarified existing fair value measurement guidance, revised certain measurement guidance and expanded disclosure requirements. The guidance is effective for interim and annual periods beginning after December 15, 2011. The Company does not expect the adoption of this guidance to have a material impact on its financial condition, results of operations, cash flows, or disclosures.

Transactions with Related Persons

Transactions with Related Persons

From time to time, the Company enters into transactions in the normal course of business with related persons. Management believes that such transactions are on terms that would have been obtained from unaffiliated third persons.

One of the Company’s directors, Peter W. Mullin, is the chairman, chief executive officer and majority stockholder in various entities (collectively referred to as the “Mullin Companies”) that previously provided executive compensation, benefit consulting and insurance agency services to the Company. In October 2008, the assets of the Mullin Companies were sold to a subsidiary of Prudential Financial, Inc. (“Prudential”). During 2011, the Company paid premiums to insurance carriers for life insurance originally placed by the Mullin Companies in connection with its various employee benefit plans. Mr. Mullin received approximately $.09 million, $.09 million, and $.09 million in 2011, 2010, and 2009, respectively, from the commissions earned by Prudential from those insurance carriers. Mr. Mullin’s share of the commissions was determined in accordance with the terms of a commission sharing agreement entered into between Mr. Mullin and Prudential at the time of the sale. In addition, substantially all of the life insurance policies the Company originally placed through the Mullin Companies were issued by insurance carriers that participated in reinsurance agreements with M Life Insurance Company (“M Life”), a wholly-owned subsidiary of M Financial Holdings, Inc., a company in which the Mullin Companies own a minority interest and for which Mr. Mullin serves as chairman. Mr. Mullin received approximately $.09 million, $.13 million and none in 2011, 2010, and 2009, respectively, from the net reinsurance gains of M Life. A portion of the reinsurance gains received by Mr. Mullin are subject to forfeiture in certain circumstances.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Cash paid for interest and income taxes

Cash and cash equivalents consist of cash on hand, deposits in banks, and short-term investments with maturities of three months or less when purchased. The carrying value of these assets approximates fair value due to the short maturity of the instruments. Cash paid for interest and income taxes was as follows:

(In millions)	2011	2010	2009

Interest, net of capitalized amounts	$65.0	$69.7	$78.3
Income taxes, net of refunds	70.5	94.5	47.5

Inventories

Inventories at end of year were as follows:

(In millions)	2011	2010

Raw materials	$216.2	$243.3
Work-in-progress	136.4	130.5
Finished goods	177.6	205.3
Inventories at lower of FIFO cost or market (approximates replacement cost)	530.2	579.1
Inventory reserves	(55.1)	(59.2)
Inventories, net	$475.1	$519.9

Property, Plant and Equipment

Major classes of property, plant and equipment are stated at cost and were as follows:

(In millions)	2011	2010

Land	$56.5	$65.1
Buildings and improvements	662.9	738.1
Machinery and equipment	2,108.1	2,325.7
Construction-in-progress	40.5	57.3
Property, plant and equipment	2,868.0	3,186.2
Accumulated depreciation	(1,788.6)	(1,923.3)
Property, plant and equipment, net	$1,079.4	$1,262.9

Capitalized software costs

Capitalized software, which is included in “Other assets” in the Consolidated Balance Sheets, is amortized on a straight-line basis over the estimated useful life of the software, ranging from two to ten years. Capitalized software costs were as follows:

(In millions)	2011	2010

Cost	$368.4	$381.7
Accumulated amortization	(237.0)	(238.7)
	$131.4	$143.0

Net income (loss) per common share amounts

Net income (loss) per common share amounts were computed as follows:

(In millions, except per share amounts)	2011	2010	2009

(A) Income (loss) from continuing operations	$154.4	$241.8	$(834.6)
(B) Income from discontinued operations, net of tax	35.7	75.1	87.9
(C) Net income (loss) available to common shareholders	$190.1	$316.9	$(746.7)
(D) Weighted-average number of common shares outstanding	105.8	105.8	103.6
Dilutive shares (additional common shares issuable under employee stock-based awards)	1.0	1.0	–
(E) Weighted-average number of common shares outstanding, assuming dilution	106.8	106.8	103.6
Net income (loss) per common share:
Continuing operations (A) ÷ (D)	$1.46	$2.29	$(8.06)
Discontinued operations (B) ÷ (D)	.34	.71	.85
Net income (loss) per common share (C) ÷ (D)	$1.80	$3.00	$(7.21)
Net income (loss) per common share, assuming dilution:
Continuing operations (A) ÷ (E)	$1.45	$2.27	$(8.06)
Discontinued operations (B) ÷ (E)	.33	.70	.85
Net income (loss) per common share, assuming dilution (C) ÷ (E)	$1.78	$2.97	$(7.21)

Components of accumulated other comprehensive loss

The components of “Accumulated other comprehensive loss” (net of tax, with the exception of the foreign currency translation adjustment) in the Consolidated Balance Sheets were as follows:

(In millions)	2011	2010

Foreign currency translation adjustment	$137.8	$187.3
Net actuarial loss, prior service cost and net transition assets, less amortization, net of tax benefits of $192.7 and $152.7 at year end 2011 and 2010, respectively	(394.1)	(321.2)
Net loss on derivative instruments designated as cash flow and firm commitment hedges, net of tax benefits of $4.1 and $5.4 at year end 2011 and 2010, respectively	(6.9)	(9.0)
Accumulated other comprehensive loss	$(263.2)	$(142.9)

Cash flow and firm commitment hedging instrument activities in other comprehensive loss, net of tax
Cash flow and firm commitment hedging instrument activities in other comprehensive loss, net of tax, were as follows:
(In millions)	2011	2010

Beginning accumulated derivative loss	$(9.0)	$(11.0)
Net loss reclassified to earnings	6.4	12.3
Net change in the revaluation of hedging transactions	(4.3)	(10.3)
Ending accumulated derivative loss	$(6.9)	$(9.0)

Discontinued Operations and Sale of Product Lines (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued Operations and Sale of Product Lines [Abstract]
The operating results of discontinued operations

The operating results of these discontinued operations were as follows:

(In millions)	2011	2010	2009

Net sales	$760.4	$809.3	$845.3
Income before taxes	$64.9	$112.3	$135.7
Provision for income taxes	29.2	37.2	47.8
Income from discontinued operations, net of tax	$35.7	$75.1	$87.9

Carrying values of the major classes of assets and liabilities related to discontinued operations

The carrying values of the major classes of assets and liabilities related to these discontinued operations were as follows:

(In millions)	2011

Assets:
Trade accounts receivable, net	$117.7
Inventories, net	50.9
Other current assets	5.9
Total current assets	174.5
Property, plant and equipment, net	74.2
Goodwill	166.0
Other intangibles resulting from business acquisitions, net	32.9
Other assets	7.3
$454.9

Liabilities:
Short-term debt	$1.1
Accounts payable	34.7
Accrued payroll and employee benefits	10.9
Accrued trade rebates	64.5
Other current liabilities	29.7
Total current liabilities	140.9
Non-current liabilities	13.6
$154.5

Goodwill and Other Intangibles Resulting from Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Other Intangibles Resulting from Business Acquisitions [Abstract]
Changes in net carrying amount of goodwill

Changes in the net carrying amount of goodwill for 2011 and 2010, by reportable segment and other businesses, were as follows:

(In millions)	Pressure- sensitive Materials	Retail Branding and Information Solutions	Other specialty converting businesses	Discontinued operations	Total

Goodwill	$351.4	$1,242.8	$3.6	$173.0	$1,770.8
Accumulated impairment losses(1)	–	(820.0)	–	–	(820.0)
Balance as of January 2, 2010	351.4	422.8	3.6	173.0	950.8
Acquisitions	–	.7	–	–	.7
Translation adjustments	(5.4)	(.3)	(.1)	(4.9)	(10.7)
Balance as of January 1, 2011	346.0	423.2	3.5	168.1	940.8
Acquisition adjustments	–	(.5)	–	–	(.5)
Translation adjustments	(9.3)	(3.6)	–	(2.1)	(15.0)
Discontinued operations(2)	–	–	–	(166.0)	(166.0)
Balance as of December 31, 2011	$336.7	$419.1	$3.5	$–	$759.3

Goodwill	$336.7	$1,239.1	$3.5	$–	$1,579.3
Accumulated impairment losses(1)	–	(820.0)	–	–	(820.0)
Balance as of December 31, 2011	$336.7	$419.1	$3.5	$–	$759.3

(1)	The Company recorded a non-cash impairment charge of $820 for the retail branding and information solutions reporting unit in the first quarter of 2009.
(2)

In connection with the divestiture of the Company’s OCP business, the goodwill balance was classified in the Consolidated Balance Sheet at year end 2011 as “Assets held for sale.” See Note 2, “Discontinued Operations and Sale of Product Lines,” for more information.

Finite-Lived Intangible Assets

The following table sets forth the Company’s finite-lived intangible assets resulting from business acquisitions at December 31, 2011 and January 1, 2011, which continue to be amortized:

	2011(1)			2010

(In millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Customer relationships	$233.2	$117.2	$116.0	$291.9	$119.2	$172.7
Patents and other acquired technology	49.0	29.7	19.3	53.6	28.1	25.5
Trade names and trademarks	25.4	21.5	3.9	44.8	38.0	6.8
Other intangibles	12.2	8.2	4.0	14.4	8.5	5.9
Total	$319.8	$176.6	$143.2	$404.7	$193.8	$210.9

(1)	The finite-lived intangible assets related to the Company’s OCP business were classified in the Consolidated Balance Sheet at year end 2011 as “Assets held for sale.” See Note 2, “Discontinued Operations and Sale of Product Lines,” for more information.

Future amortization expense for finite lived intangible assets

The estimated amortization expense for finite-lived intangible assets resulting from business acquisitions for each of the next five fiscal years is expected to be as follows:

(In millions)	Estimated Amortization Expense

2012	$29.8
2013	28.3
2014	24.6
2015	21.1
2016	19.5

Weighted-average amortization periods from the date of acquisition and weighted-average remaining useful lives of finite-lived intangible assets

As of December 31, 2011, the weighted-average amortization periods from the date of acquisition and weighted-average remaining useful lives of finite-lived intangible assets were as follows:

(In years)	Weighted-average amortization periods from the date of acquisition	Weighted- average remaining useful life

Customer relationships	11	5
Patents and other acquired technology	13	5
Trade names and trademarks	12	6
Other intangibles	6	3

Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt [Abstract]
Long-term debt and its respective weighted-average interest rates

Long-term debt and its respective weighted-average interest rates at December 31, 2011 consisted of the following:

(In millions)	2011	2010

Medium-term notes:
Series 1995 at 7.5% — due 2015 through 2025	$50.0	$50.0
Long-term notes:
Senior notes due 2013 at 4.9%	250.0	250.0
Senior notes due 2017 at 6.6%	249.2	249.2
Senior notes due 2020 at 5.4%	249.8	249.8
Senior notes due 2033 at 6.0%	150.0	150.0
Other long-term borrowings	6.8	8.4
Less amount classified as current	(1.6)	(1.2)
Total long-term debt	$954.2	$956.2

Schedule of Maturities of Long-term Debt

Maturities of long-term debt for each of the next five fiscal years and thereafter are expected to be as follows:

Year	(In millions)

2012 (classified as current)	$1.6
2013	251.9
2014	1.6
2015	5.8
2016	.1
2017 and thereafter	694.8

Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Financial Instruments [Abstract]
Balances and locations of derivatives

The following table provides the balances and locations of derivatives as of December 31, 2011:

	Asset		Liability

(In millions)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Foreign exchange contracts	Other current assets	$6.5	Other current liabilities	$15.7
Commodity contracts			Long-term retirement benefits and other liabilities	2.9
		$6.5		$18.6

The following table provides the balances and locations of derivatives as of January 1, 2011:

	Asset		Liability

(In millions)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Foreign exchange contracts	Other current assets	$16.8	Other current liabilities	$7.9
Commodity contracts	Other current assets	.1	Other current liabilities	2.4
		$16.9		$10.3

Fair Value Hedges

The following table provides the components of the gain (loss) recognized in income related to fair value hedge contracts. The corresponding gains or losses on the underlying hedged items approximated the net gain (loss) on these fair value hedge contracts.

(In millions)	Location of Gain (Loss) in Income	2011	2010

Foreign exchange contracts	Cost of products sold	$.5	$(3.4)
Foreign exchange contracts	Marketing, general and administrative expense	(13.0)	40.2
		$(12.5)	$36.8

Components of the gain (loss) recognized in accumulated other comprehensive loss on derivatives

Amounts recognized in “Accumulated other comprehensive loss” (effective portion) on derivatives related to cash flow hedge contracts were as follows:

(In millions)	2011	2010

Foreign exchange contracts	$(.9)	$(6.0)
Commodity contracts	(3.4)	(4.0)
Interest rate contracts	–	(.3)
	$(4.3)	$(10.3)

Components of the gain (loss) reclassified from accumulated other comprehensive loss

Amounts reclassified from “Accumulated other comprehensive loss” (effective portion) related to cash flow hedge contracts were as follows:

(In millions)	Location of Loss in Income	2011	2010

Foreign exchange contracts	Cost of products sold	$.9	$(4.0)
Commodity contracts	Cost of products sold	(2.9)	(4.6)
Interest rate contracts	Interest expense	(4.2)	(4.8)
		$(6.2)	$(13.4)

Pension and Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Fair Value, Assets Measured

The following table sets forth, by level within the fair value hierarchy, the U.S. plans’ assets at fair value as of year end 2011:

		Fair Value Measurements Using

(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets:
Cash	$.1	$.1	$–	$–
Fixed income securities
Treasury securities	94.9	94.9	–	–
Money market funds	18.0	–	18.0	–
Pooled funds — U.S. bonds	60.6	–	60.6	–
Agency securities	4.8	–	4.8	–
Corporate debt securities	20.4	–	20.4	–
Asset-backed securities	9.8	–	9.8	–
Government debt securities	3.2	–	3.2	–
Total fixed income securities	211.7	94.9	116.8	–
Equity securities
Equities — U.S. growth	33.7	33.7	–	–
Equities — U.S. value	80.8	80.8	–	–
Equities — international	16.7	16.7	–	–
Mutual fund — international	11.2	11.2	–	–
Pooled funds — U.S. equities	192.3	–	192.3	–
Pooled funds — international	13.8	–	13.8	–
Total equity securities	348.5	142.4	206.1	–
Total U.S. plan assets at fair value	$560.3	$237.4	$322.9	$–
Other payables(1)	(9.1)
Total U.S. plan assets	$551.2

(1)	Included accrued receivables and pending broker settlements at year end 2011.

The following table sets forth, by level within the fair value hierarchy, the international plans’ assets at fair value as of year end 2011:

		Fair Value Measurements Using

(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets:
Cash	$11.7	$11.7	$–	$–
Fixed income securities
Mutual funds	.3	.3	–	–
Pooled funds — European bonds	211.9	–	211.9	–
Pooled funds — Global bonds	8.4	–	8.4	–
Total fixed income securities	220.6	.3	220.3	–
Equity securities
Pooled funds — global	55.7	–	55.7	–
Pooled funds — European region	42.2	–	42.2	–
Pooled funds — Asia Pacific region	10.4	–	10.4	–
Pooled funds — U.S.	9.9	–	9.9	–
Pooled funds — emerging markets	14.7	–	14.7	–
Pooled funds — real estate investment trusts	20.5	–	20.5	–
Total equity securities	153.4	–	153.4	–
Other investments
Pooled funds — other	28.7	–	28.7	–
Insurance contracts	26.5	–	–	26.5
Total other investments	55.2	–	28.7	26.5
Total international plan assets at fair value	$440.9	$12.0	$402.4	$26.5
Other assets(1)	.4
Total international plan assets	$441.3

(1)	Included accrued receivables and pending broker settlements at year end 2011.

The following table sets forth, by level within the fair value hierarchy, the U.S. plans’ assets at fair value as of year end 2010:

		Fair Value Measurements Using

(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets:
Cash	$.2	$.2	$–	$–
Fixed income securities
Money market funds	56.3	–	56.3	–
Pooled funds — U.S. bonds	109.3	–	109.3	–
Total fixed income securities	165.6	–	165.6	–
Equity securities
Equities — U.S. growth	84.1	84.1	–	–
Equities — U.S. value	83.1	83.1	–	–
Equities — international	19.0	19.0	–	–
Mutual fund — international	12.7	12.7	–	–
Pooled funds — U.S. equities	140.4	–	140.4	–
Pooled funds — international	34.6	–	34.6	–
Total equity securities	373.9	198.9	175.0	–
Total U.S. plan assets at fair value	$539.7	$199.1	$340.6	$–
Other assets(1)	.3
Total U.S. plan assets	$540.0

(1)	Included accrued receivables and pending broker settlements at year end 2010.

The following table sets forth, by level within the fair value hierarchy, the international plans’ assets at fair value as of year end 2010:

		Fair Value Measurements Using

(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets:
Cash	$4.1	$4.1	$–	$–
Fixed income securities
Mutual funds	.3	.3	–	–
Pooled funds — European bonds	179.4	–	179.4	–
Total fixed income securities	179.7	.3	179.4	–
Equity securities
Pooled funds — global	79.3	–	79.3	–
Pooled funds — European region	63.8	–	63.8	–
Pooled funds — Asia Pacific region	12.2	–	12.2	–
Pooled funds — U.S.	11.9	–	11.9	–
Pooled funds — emerging markets	9.3	–	9.3	–
Pooled funds — real estate investment trusts	21.7	–	21.7	–
Total equity securities	198.2	–	198.2	–
Other investments
Pooled funds — other	16.7	–	16.7	–
Insurance contracts	27.3	–	–	27.3
Total other investments	44.0	–	16.7	27.3
Total international plan assets at fair value	$426.0	$4.4	$394.3	$27.3
Other assets(1)	.6
Total international plan assets	$426.6

(1)	Included accrued receivables and pending broker settlements at year end 2010.

Weighted - average asset allocations for the defined benefit pension plans

	2011		2010

	U.S.	Int’l	U.S.	Int’l

Equity securities	64%	35%	70%	47%
Fixed income securities and cash	36	52	30	43
Insurance contracts and other investments	–	13	–	10
Total	100%	100%	100%	100%

Reconciliation of Level 3 assets

The following table presents a reconciliation of Level 3 assets held during the year ended December 31, 2011:

Level 3 assets

(In millions)	Insurance Contracts

Balance at January 1, 2011	$27.3
Net realized and unrealized gain	.7
Purchases	3.5
Settlements	(3.4)
Transfer to assets held for sale	(1.6)
Impact of changes in foreign currency exchange rates	–
Balance at December 31, 2011	$26.5

The following table presents a reconciliation of Level 3 assets held during the year ended January 1, 2011:

Level 3 assets

(In millions)	Insurance Contracts

Balance at January 2, 2010	$26.9
Net realized and unrealized gain	.8
Net purchases, sales and settlements	(.3)
Impact of changes in foreign currency exchange rates	(.1)
Balance at January 1, 2011	$27.3

One-percentage-point change in assumed health care cost trend rates

A one-percentage-point change in assumed health care cost trend rates would have the following effects:

(In millions)	One-percentage- point increase	One-percentage- point decrease

Effect on total of service and interest cost components	$.02	$(.02)
Effect on postretirement benefit obligation	.5	(.4)

Plan Benefit Obligations

Plan Benefit Obligations

	Pension Benefits				U.S. Postretirement Health Benefits

	2011		2010		2011	2010
(In millions)	U.S.	Int’l	U.S.	Int’l

Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$744.8	$504.7	$693.6	$465.8	$38.7	$37.0
Service cost	.3	11.6	23.8	9.8	1.3	1.5
Interest cost	40.2	26.8	40.1	24.5	1.7	1.9
Participant contribution	–	4.7	–	4.1	1.2	1.2
Amendments(1)	–	–	.8	.1	(34.1)	–
Actuarial loss	88.5	17.0	56.3	50.3	7.0	1.9
Plan transfer(2)	2.0	–	2.0	.3	–	–
Benefits paid	(40.0)	(21.2)	(37.8)	(19.5)	(3.4)	(4.8)
Pension curtailment	–	(2.8)	(34.0)	(.8)	–	–
Pension settlements(3)	–	(.5)	–	(8.2)	–	–
Foreign currency translation	–	(9.2)	–	(21.7)	–	–
Transfer of obligations to held for sale	–	(11.6)	–	–	–	–
Projected benefit obligation at end of year	$835.8	$519.5	$744.8	$504.7	$12.4	$38.7

Accumulated benefit obligation at end of year	$834.2	$487.0	$742.3	$474.9

(1)	Amendments to U.S. postretirement health benefits represented changes to premium subsidy and retiree eligibility.
(2)	Plan transfer for the U.S. represented a transfer from the Company’s savings plan.
(3)	Pension settlements in 2010 represented settlement events in Canada, Belgium, Korea, Taiwan, and France.

Plan Assets

Plan Assets

	Pension Benefits				U.S. Postretirement Health Benefits

	2011		2010		2011	2010
(In millions)	U.S.	Int’l	U.S.	Int’l

Change in plan assets:
Plan assets at beginning of year	$540.0	$426.6	$467.7	$402.1	$–	$–
Actual return on plan assets	.7	19.7	54.7	44.1	–	–
Plan transfer(1)	2.0	–	2.0	.1	–	–
Employer contribution	48.5	21.8	53.4	24.5	2.2	3.6
Participant contribution	–	4.7	–	4.1	1.2	1.2
Benefits paid	(40.0)	(21.2)	(37.8)	(19.5)	(3.4)	(4.8)
Pension settlements(2)	–	(.5)	–	(8.2)	–	–
Foreign currency translation	–	(8.2)	–	(20.6)	–	–
Transfer of assets to held for sale	–	(1.6)	–	–	–	–
Plan assets at end of year	$551.2	$441.3	$540.0	$426.6	$–	$–

(1)	Plan transfer for the U.S. represented a transfer from the Company’s savings plan.
(2)	Pension settlements in 2010 represented settlement events in Canada, Belgium, Korea, Taiwan, and France.

Funded Status

Funded Status

	Pension Benefits				U.S. Postretirement Health Benefits

	2011		2010		2011	2010
(In millions)	U.S.	Int’l	U.S.	Int’l

Funded status of the plans:
Non-current assets	$–	$35.6	$–	$40.0	$–	$–
Current liabilities	(3.7)	(2.6)	(3.3)	(2.9)	(2.9)	(2.7)
Non-current liabilities	(280.9)	(111.2)	(201.5)	(115.2)	(9.5)	(36.0)
Plan assets less than benefit obligations	$(284.6)	$(78.2)	$(204.8)	$(78.1)	$(12.4)	$(38.7)

	Pension Benefits						U.S. Postretirement Health Benefits

	2011		2010		2009		2011	2010	2009
	U.S.	Int’l	U.S.	Int’l	U.S.	Int’l

Weighted-average assumptions used for determining year end obligations:
Discount rate	4.75%	4.80%	5.50%	5.24%	6.00%	5.72%	3.75%	5.25%	5.50%
Rate of increase in future compensation levels	–	2.79	–	2.95	3.59	2.99	–	–	–

Summary of accumulated other comprehensive income (loss)

The following table sets forth the pretax amounts recognized in “Accumulated other comprehensive loss” in the Consolidated Balance Sheets:

	Pension Benefits				U.S. Postretirement Health Benefits

	2011		2010		2011	2010
(In millions)	U.S.	Int’l	U.S.	Int’l

Net actuarial loss (gain)	$480.2	$(.1)	$355.1	$(.7)	$31.0	$25.8
Prior service cost (credit)	1.8	3.3	2.2	3.8	(48.2)	(16.5)
Net transition obligation	–	118.4	–	104.2	–	–
Net amount recognized in accumulated other comprehensive loss	$482.0	$121.6	$357.3	$107.3	$(17.2)	$9.3

Pretax amounts recognized in Other comprehensive income (loss)

The following table sets forth the pretax amounts recognized in “Other comprehensive income (loss)”:

	Pension Benefits						U.S. Postretirement Health Benefits

	2011		2010		2009		2011	2010	2009
(In millions)	U.S.	Int’l	U.S.	Int’l	U.S.	Int’l

Net actuarial loss (gain)	$133.6	$18.1	$15.9	$30.1	$25.1	$(52.7)	$7.0	$1.9	$5.3
Prior service cost (credit)	–	–	.8	.2	–	(.3)	(34.1)	–	–
Net amount recognized in other comprehensive income (loss)	$133.6	$18.1	$16.7	$30.3	$25.1	$(53.0)	$(27.1)	$1.9	$5.3

Components of net periodic benefit cost

The following table sets forth the components of net periodic benefit cost recorded in income from continuing operations:

	Pension Benefits						U.S. Postretirement Health Benefits

	2011		2010		2009		2011	2010	2009
(In millions)	U.S.	Int’l	U.S.	Int’l	U.S.	Int’l

Service cost	$.3	$10.5	$19.1	$8.6	$15.5	$10.9	$1.3	$1.2	$.8
Interest cost	40.2	26.3	32.2	23.8	31.7	25.0	1.7	1.6	1.6
Expected return on plan assets	(45.7)	(24.9)	(38.9)	(25.7)	(39.7)	(26.6)	–	–	–
Recognized net actuarial loss	8.5	4.0	16.2	2.3	7.6	2.0	1.9	1.3	1.2
Amortization of prior service cost	.4	.4	.6	.4	.7	.5	(2.5)	(1.6)	(1.6)
Amortization of transition asset	–	(.5)	–	(.5)	–	(.6)	–	–	–
Recognized (gain) loss on curtailment	–	(.2)	2.4	(.9)	–	–	–	–	–
Recognized (gain) loss on settlement (1)	–	(.1)	–	.4	.7	.2	–	–	–
Net periodic benefit cost	$3.7	$15.5	$31.6	$8.4	$16.5	$11.4	$2.4	$2.5	$2.0

(1)	Represented settlement events in Belgium and Korea in 2010.

Weighted-average assumptions used for determining net periodic cost

The following table sets forth the weighted-average assumptions used for determining net periodic cost:

	Pension Benefits							U.S. Postretirement Health Benefits

	2011		2010			2009		2011	2010	2009
	U.S.	Int’l	U.S.		Int’l	U.S.	Int’l

Discount rate	5.50%	5.24%	6.00	%(1)	5.72%	6.60%	5.74%	5.25%	5.50%	6.60%
Expected long-term rate of return on plan assets	8.00	5.48	8.75		6.23	8.75	6.51	–	–	–
Rate of increase in future compensation levels	–	2.95	3.59		2.99	3.59	2.59	–	–	–

(1)	The ADPP and BRP were remeasured on August 1, 2010 at 5.40% to reflect the plan freezes effective December 31, 2010.

Future Benefit Payments

Benefit payments, which reflect expected future service, are as follows:

	Pension Benefits		U.S. Postretirement Health Benefits

(In millions)	U.S.	Int’l

2012	$ 43.3	$ 17.7	$ 3.0
2013	44.8	18.5	2.6
2014	46.1	19.8	2.0
2015	47.5	20.9	1.5
2016	48.8	22.9	1.1
2017 — 2021	272.5	137.6	2.4

Estimated Amortization Amounts in Accumulated Other Comprehensive Income

The Company’s estimates of fiscal year 2012 amortization of amounts included in accumulated other comprehensive loss are as follows:

	Pension Benefits		U.S. Postretirement Health Benefits

(In millions)	U.S.	Int’l

Net actuarial loss	$13.7	$3.3	$ 2.4
Prior service cost (credit)	.4	.4	(4.8)
Net transition asset	–	(.5)	–
Net amount to be recognized	$14.1	$3.2	$ (2.4)

Commitments (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Minimum annual rental commitments on operating leases

Minimum annual rental commitments on operating leases having initial or remaining non-cancelable lease terms of one year or more are as follows:

Year	(In millions)

2012	$64.0
2013	46.3
2014	29.4
2015	21.4
2016	13.6
2017 and thereafter	45.3
Total minimum lease payments	$220.0

Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Cost of Environmental Liabilities Associated with Compliance and Remediation

The activity in 2011 and 2010 related to environmental liabilities was as follows:

(In millions)	2011	2010

Balance at beginning of year	$46.3	$51.5
Accruals	.4	(1.2)
Payments	(6.1)	(4.0)
Balance at end of year	$40.6	$46.3

Shareholders Equity and Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Shareholders Equity and Stock Based Compensation [Abstract]
Weighted average assumptions of options granted during the year

The underlying weighted-average assumptions used were as follows:

	2011	2010	2009

Risk-free interest rate	2.22%	2.61%	2.76%
Expected stock price volatility	30.70%	31.99%	41.51%
Expected dividend yield	2.76%	2.51%	3.83%
Expected option term	6.2 years	6.0 years	6.1 years

Summary of stock option activity

The following table sets forth stock option information related to the Company’s stock option plans during 2011:

	Number of options (in thousands)	Weighted-average exercise price	Weighted-average remaining contractual life (in years)	Aggregate intrinsic value (in millions)

Outstanding at January 1, 2011	11,568.4	$47.06	5.75	$62.0
Granted	1,550.3	39.08
Exercised	(169.1)	23.23
Forfeited or expired	(1,603.9)	51.71
Outstanding at December 31, 2011	11,345.7	$46.27	5.67	$12.0
Options vested and expected to vest at December 31, 2011	10,962.6	46.66	5.58	11.5
Options exercisable at December 31, 2011	7,611.9	$51.98	4.44	$6.2

Information about awarded RSUs

The following table summarizes information about awarded PUs:

	Number of PUs (in thousands)	Weighted-average grant-date fair value

Unvested at January 1, 2011	918.1	$24.52
Granted at target	341.0	42.10
Forfeited	(351.4)	34.86
Unvested at December 31, 2011	907.7	$27.20

The following table summarizes information about awarded RSUs:

	Number of RSUs (in thousands)	Weighted-average grant-date fair value

Unvested at January 1, 2011	1,127.9	$30.00
Granted	599.3	36.04
Vested	(435.4)	36.06
Forfeited	(172.6)	31.03
Unvested at December 31, 2011	1,119.2	$31.26

Cost Reduction Actions (Tables)	12 Months Ended
Dec. 31, 2011
Cost Reduction Actions [Abstract]
Cost Reduction Actions

Severance and lease cancellation costs under these restructuring actions were recorded to “Other current liabilities” in the Consolidated Balance Sheets. Asset impairments were based on the estimated market value of the assets. Restructuring charges and payments/settlements during 2011 and 2010 were as follows:

(In millions)	Accrual at January 1, 2011	2011 Charges	2011 Cash Payments	2011 Non-cash Settlements	Currency translation	Accrual at December 31, 2011

Prior restructuring actions	$.1	$.1	$(.2)	$–	$–	$–
Q4 2008 — Q2 2010
Severance and related costs	2.4	(2.1)	(1.0)	–	.7	–
Lease cancellation costs	.6	–	(.6)	–	–	–
Q3 2010 — Q4 2010
Severance and related costs	7.6	–	(7.3)	–	(.1)	.2
Lease cancellation costs	1.1	(.1)	(1.0)	–	–	–
2011
Severance and related costs	–	37.4	(24.4)	–	(.3)	12.7
Lease cancellation costs	–	2.9	(1.1)	–	–	1.8
Asset impairment	–	7.0	–	(7.0)	–	–
	$11.8	$45.2	$(35.6)	$(7.0)	$.3	$14.7

(In millions)	Accrual at January 2, 2010	2010 Charges	2010 Cash Payments	2010 Non-cash Settlements	Currency translation	Accrual at January 1, 2011

Prior restructuring actions	$2.4	$(.2)	$(2.1)	$–	$–	$.1
Q4 2008 — Q2 2010
Severance and related costs	33.0	5.5	(33.6)	–	(2.5)	2.4
Lease cancellation costs	1.5	–	(.9)	–	–	.6
Asset impairment	–	1.2	–	(1.2)	–	–
Q3 2010 — Q4 2010
Severance and related costs	–	9.9	(2.4)	–	.1	7.6
Lease cancellation costs	–	1.2	(.1)	–	–	1.1
Asset impairment	–	1.4	–	(1.4)	–	–
	$36.9	$19.0	$(39.1)	$(2.6)	$(2.4)	$11.8

Summary of restructuring costs in continuing operations

The table below shows the total amount of costs incurred by reportable segment and other businesses in connection with these restructuring actions during the last three years. Restructuring costs in continuing operations are included in “Other expense, net” in the Consolidated Statements of Operations.

(In millions)	2011	2010	2009

Restructuring costs by segment:
Pressure-sensitive Materials	$16.4	$5.8	$34.8
Retail Branding and Information Solutions	19.9	4.0	51.7
Other specialty converting businesses	8.2	2.9	29.3
Continuing operations	$44.5	$12.7	$115.8
Discontinued operations	$.7	$6.3	$13.3
	$45.2	$19.0	$129.1

Taxes Based on Income (Tables)	12 Months Ended
Dec. 31, 2011
Taxes Based on Income [Abstract]
Taxes based on Income (loss)

Taxes based on income (loss) were as follows:

(In millions)	2011	2010	2009

Current:
U.S. federal tax	$.6	$(39.2)	$(54.0)
State taxes	(1.0)	(6.9)	(2.9)
International taxes	79.2	87.7	52.6
	78.8	41.6	(4.3)
Deferred:
U.S. federal tax	(9.9)	(14.4)	(44.6)
State taxes	(1.4)	7.5	(7.0)
International taxes	11.0	(37.5)	(36.1)
	(.3)	(44.4)	(87.7)
Provision for (benefit from) income taxes	$78.5	$(2.8)	$(92.0)

The principal item accounting for the difference in taxes

The principal items accounting for the difference in taxes as computed at the U.S. statutory rate, and as recorded, were as follows:

(In millions)	2011	2010	2009

Computed tax at 35% of income (loss) before taxes	$81.5	$83.6	$(324.3)
Increase (decrease) in taxes resulting from:
State taxes, net of federal tax benefit	(2.3)	(1.3)	(12.2)
Foreign earnings taxed at different rates	2.5	(58.8)	(2.4)
Valuation allowance	8.3	2.5	4.0
Goodwill and indefinite-lived intangible asset impairment	–	–	276.4
Deferred compensation assets	(5.1)	(7.9)	(30.5)
U.S. federal tax credits (R&D and low-income housing)	(4.6)	(3.8)	(2.8)
Tax contingencies and audit settlements	1.6	(17.7)	7.2
Other items, net	(3.4)	.6	(7.4)
Provision for (benefit from) income taxes	$78.5	$(2.8)	$(92.0)

Consolidated income (loss) before taxes for U.S. and international operations

Consolidated income (loss) before taxes from continuing U.S. and international operations was as follows:

(In millions)	2011	2010	2009

U.S.	$(64.6)	$(45.7)	$(518.0)
International	297.5	284.7	(408.6)
Income (loss) from continuing operations before taxes	$232.9	$239.0	$(926.6)

The primary components of the temporary differences that gave rise to the Company's deferred tax assets and liabilities

Deferred income taxes reflect the temporary differences between the amounts at which assets and liabilities are recorded for financial reporting purposes and the amounts utilized for tax purposes. The primary components of the temporary differences that gave rise to the Company’s deferred tax assets and liabilities were as follows:

(In millions)	2011	2010

Accrued expenses not currently deductible	$62.2	$69.7
Net operating losses	352.3	348.5
Tax credit carryforwards	129.8	111.4
Capital loss carryforward	11.7	13.5
Postretirement and post employment benefits	102.7	108.6
Pension costs	127.5	104.2
Inventory reserves	11.9	11.6
Other assets	3.7	7.5
Valuation allowance	(122.8)	(115.6)
Total deferred tax assets(1)	679.0	659.4
Depreciation and amortization	(168.7)	(188.1)
Repatriation accrual	(18.1)	(15.3)
Foreign operating loss recapture	(119.0)	(122.0)
Other liabilities	(9.8)	(6.6)
Total deferred tax liabilities(1)	(315.6)	(332.0)
Total net deferred tax assets	$363.4	$327.4

(1)	Reflected gross amount before jurisdictional netting of deferred tax assets and liabilities.

Reconciliation of the beginning and ending amount of unrecognized tax benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is set forth below:

(In millions)	2011	2010

Balance at beginning of year	$127.2	$151.7
Additions based on tax positions related to the current year	19.7	17.4
Additions for tax position of prior years	2.6	7.0
Reductions for tax positions of prior years:
Changes in judgment	(2.3)	–
Settlements	(5.5)	(7.9)
Lapses of applicable statute	(19.2)	(36.7)
Changes due to translation of foreign currencies	(2.2)	(4.3)
Balance at end of year	$120.3	$127.2

Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Financial information, by reportable segment and other businesses

(In millions)	2011	2010	2009

Net sales to unaffiliated customers:
Pressure-sensitive Materials	$3,971.6	$3,717.4	$3,377.9
Retail Branding and Information Solutions	1,500.8	1,522.1	1,321.2
Other specialty converting businesses	553.9	542.5	487.1
Net sales to unaffiliated customers	$6,026.3	$5,782.0	$5,186.2

Intersegment sales:
Pressure-sensitive Materials	$170.0	$157.0	$147.1
Retail Branding and Information Solutions	2.3	2.0	1.6
Other specialty converting businesses	39.5	30.7	15.8
Intersegment sales	$211.8	$189.7	$164.5

Income (loss) from continuing operations before taxes:
Pressure-sensitive Materials	$312.8	$307.0	$174.0
Retail Branding and Information Solutions	49.9	59.9	(905.1)
Other specialty converting businesses	(6.9)	(.4)	(45.3)
Corporate expense	(51.9)	(51.2)	(65.3)
Interest expense	(71.0)	(76.3)	(84.9)
Income (loss) from continuing operations before taxes	$232.9	$239.0	$(926.6)
Capital expenditures:
Pressure-sensitive Materials	$65.3	$50.2	$41.5
Retail Branding and Information Solutions	20.9	28.2	19.6
Other specialty converting businesses	13.5	22.7	7.6
Corporate	1.6	1.8	1.3
Capital expenditures(1)	$101.3	$102.9	$70.0

Depreciation expense:
Pressure-sensitive Materials	$77.6	$77.8	$86.2
Retail Branding and Information Solutions	53.8	53.2	58.3
Other specialty converting businesses	22.6	26.7	25.6
Corporate	3.8	4.0	3.9
Depreciation expense	$157.8	$161.7	$174.0

Other expense, net by segment:
Pressure-sensitive Materials	$16.9	$7.1	$75.9
Retail Branding and Information Solutions	18.2	5.8	51.7
Other specialty converting businesses	2.6	3.2	29.2
Corporate	8.9	3.5	21.2
Other expense, net	$46.6	$19.6	$178.0

Other expense, net by type:
Restructuring costs:
Severance and related costs	$35.5	$10.0	$78.5
Asset impairment and lease cancellation charges	9.0	2.7	37.3
Other items:
Gain on sale of a product line	(5.6)	–	–
Gain on sale of an investment	–	(.5)	–
Loss from debt extinguishments	.7	4.0	21.2
Loss from curtailment of domestic pension obligations	–	2.5	–
Legal settlements	(1.2)	.9	41.0
OCP divestiture-related costs	8.2	–	–
Other expense, net	$46.6	$19.6	$178.0

(1)	Included capital expenditures accrued but not paid of $9.5 in 2011, $12.4 in 2010, and $8.2 in 2009. Capital expenditures refer to purchases of property, plant and equipment.

Company's operation by geographical area	Company's operation by geographical area

Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information [Abstract]
Quarterly Financial Information

(In millions, except per share data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

2011
Net sales	$1,526.5	$1,544.8	$1,500.4	$1,454.6
Gross profit	399.5	396.4	366.9	358.6
Income from continuing operations	36.9	53.1	35.4	29.0
Income (loss) from discontinued operations	7.9	20.2	14.4	(6.8)
Net income	44.8	73.3	49.8	22.2

Net income (loss) per common share:
Continuing operations	.35	.50	.33	.27
Discontinued operations	.08	.19	.14	(.06)
Net income per common share	.43	.69	.47	.21

Net income (loss) per common share, assuming dilution:
Continuing operations	.35	.50	.33	.27
Discontinued operations	.07	.19	.14	(.06)
Net income per common share, assuming dilution	.42	.69	.47	.21
2010
Net sales	$1,397.0	$1,492.8	$1,429.6	$1,462.6
Gross profit	371.0	407.4	371.3	364.1
Income from continuing operations	37.0	57.5	47.4	99.9
Income from discontinued operations	17.7	26.3	16.8	14.3
Net income	54.7	83.8	64.2	114.2

Net income per common share:
Continuing operations	.35	.54	.45	.94
Discontinued operations	.17	.25	.16	.14
Net income per common share	.52	.79	.61	1.08

Net income per common share, assuming dilution:
Continuing operations	.35	.54	.44	.93
Discontinued operations	.16	.24	.16	.13
Net income per common share, assuming dilution	.51	.78	.60	1.06

Other expense net

“Other expense, net” is presented by type for each quarter below:

(In millions)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

2011
Restructuring costs:
Severance and related costs	$2.7	$7.2	$14.6	$11.0
Asset impairment and lease cancellation charges	3.3	.1	.3	5.3
Other items:
Gain on sale of a product line	–	–	–	(5.6)
Loss from debt extinguishments	–	–	–	.7
Legal settlements	(1.7)	–	.5	–
OCP divestiture-related costs	–	1.0	2.7	4.5
Other expense, net	$4.3	$8.3	$18.1	$15.9
2010
Restructuring costs:
Severance and related costs	$4.0	$2.0	$1.2	$2.8
Asset impairment and lease cancellation charges	.2	.6	1.3	.6
Other items:
Gain on sale of an investment	–	(.5)	–	–
Loss from debt extinguishments	–	1.2	–	2.8
Loss from curtailment of domestic pension obligations	–	–	2.5	–
Legal settlements	1.4	(.5)	–	–
Other expense, net	$5.6	$2.8	$5.0	$6.2

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Assets and liabilities carried at fair value, measured on a recurring basis

The following table provides the assets and liabilities carried at fair value, measured on a recurring basis, as of December 31, 2011:

		Fair Value Measurements Using

(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets:
Available for sale securities	$12.4	$4.2	$8.2	$–
Derivative assets	6.5	–	6.5	–
Liabilities:
Derivative liabilities	$18.6	$2.9	$15.7	$–

The following table provides the assets and liabilities carried at fair value, measured on a recurring basis, as of January 1, 2011:

		Fair Value Measurements Using

(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets:
Available for sale securities	$12.2	$2.9	$9.3	$–
Derivative assets	16.9	.1	16.8	–
Liabilities:
Derivative liabilities	$10.3	$2.4	$7.9	$–

Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Cash paid for interest and income taxes
Interest, net of capitalized amounts	$ 65	$ 69.7	$ 78.3
Income taxes, net of refunds	$ 70.5	$ 94.5	$ 47.5

Summary of Significant Accounting Policies (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Jan. 01, 2011
Inventories
Raw materials	$ 216.2	$ 243.3
Work-in-progress	136.4	130.5
Finished goods	177.6	205.3
Inventories at lower of FIFO cost or market (approximates replacement cost)	530.2	579.1
Inventory reserves	(55.1)	(59.2)
Inventories, net	$ 475.1	$ 519.9

Summary of Significant Accounting Policies (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Property, plant and equipment, net:
Land	$ 56.5	$ 65.1
Buildings and improvements	662.9	738.1
Machinery and equipment	2,108.1	2,325.7
Construction - in - progress	40.5	57.3
Property, plant and equipment	2,868	3,186.2
Accumulated depreciation	(1,788.6)	(1,923.3)
Property, plant and equipment, net	$ 1,079.4	$ 1,262.9	$ 1,354.7

Summary of Significant Accounting Policies (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Jan. 01, 2011
Capitalized software costs
Cost	$ 368.4	$ 381.7
Accumulated amortization	(237)	(238.7)
Capitalized software costs, net	$ 131.4	$ 143

Summary of Significant Accounting Policies (Details 4) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Net income (loss) per common share amounts
Net sales from continuing operations	$ 29	$ 35.4	$ 53.1	$ 36.9	$ 99.9	$ 47.4	$ 57.5	$ 37	$ 154.4	$ 241.8	$ (834.6)
Income from discontinued operations, net of tax	(6.8)	14.4	20.2	7.9	14.3	16.8	26.3	17.7	35.7	75.1	87.9
Net income (loss) available to common shareholders	$ 22.2	$ 49.8	$ 73.3	$ 44.8	$ 114.2	$ 64.2	$ 83.8	$ 54.7	$ 190.1	$ 316.9	$ (746.7)
Weighted-average number of common shares outstanding									105.8	105.8	103.6
Dilutive shares (additional common shares issuable under employee stock-based awards)									1	1
Weighted-average number of common shares outstanding, assuming dilution									106.8	106.8	103.6
Income (loss) per common share:
From continuing operations	$ 0.27	$ 0.33	$ 0.5	$ 0.35	$ 0.94	$ 0.45	$ 0.54	$ 0.35	$ 1.46	$ 2.29	$ (8.06)
From discontinued operations	$ (0.06)	$ 0.14	$ 0.19	$ 0.08	$ 0.14	$ 0.16	$ 0.25	$ 0.17	$ 0.34	$ 0.71	$ 0.85
Net income (loss) per common share	$ 0.21	$ 0.47	$ 0.69	$ 0.43	$ 1.08	$ 0.61	$ 0.79	$ 0.52	$ 1.8	$ 3	$ (7.21)
Income (loss) per common share, assuming dilution:
From continuing operations	$ 0.27	$ 0.33	$ 0.5	$ 0.35	$ 0.93	$ 0.44	$ 0.54	$ 0.35	$ 1.45	$ 2.27	$ (8.06)
From discontinued operations	$ (0.06)	$ 0.14	$ 0.19	$ 0.07	$ 0.13	$ 0.16	$ 0.24	$ 0.16	$ 0.33	$ 0.7	$ 0.85
Net income (loss) per common share, assuming dilution	$ 0.21	$ 0.47	$ 0.69	$ 0.42	$ 1.06	$ 0.6	$ 0.78	$ 0.51	$ 1.78	$ 2.97	$ (7.21)

Summary of Significant Accounting Policies (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011
Components of accumulated other comprehensive loss
Foreign currency translation adjustment	$ 137.8	$ 187.3
Net actuarial loss, prior service cost and net transition assets, less amortization, net of tax benefits of $192.7 and $152.7 at year end 2011 and 2010, respectively	(394.1)	(321.2)
Net loss on derivative instruments designated as cash flow and firm commitment hedges net of tax benefits of $4.1 and $5.4 at year end 2011 and 2010, respectively	(6.9)	(9)
Accumulated other comprehensive loss	(263.2)	(142.9)
Cash flow and firm commitment hedging instrument activities in other comprehensive loss, net of tax
Beginning accumulated derivative loss	(9)	(11)
Net loss reclassified to earnings	6.4	12.3
Net change in the revaluation of hedging transactions	(4.3)	(10.3)
Ending accumulated derivative loss	$ (6.9)	$ (9)

Summary of Significant Accounting Policies (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010	Dec. 31, 2011 2011 [Member]	Dec. 31, 2011 2010 [Member]	Dec. 31, 2011 Each fiscal year [Member]	Dec. 31, 2011 Every fifth or sixth year [Member]	Dec. 31, 2011 Accumulated Other Comprehensive Income (Loss) [Member]	Jan. 01, 2011 Accumulated Other Comprehensive Income (Loss) [Member]	Jan. 02, 2010 Accumulated Other Comprehensive Income (Loss) [Member]	Dec. 31, 2011 Building and Building Improvements [Member] Y	Dec. 31, 2011 Machinery and Equipment [Member] Y	Dec. 31, 2011 Software [Member] Y	Dec. 31, 2011 Employee Stock Option [Member]	Jan. 01, 2011 Employee Stock Option [Member]	Jan. 02, 2010 Employee Stock Option [Member]	Dec. 31, 2011 Marketing and Advertising Expense [Member]	Jan. 01, 2011 Marketing and Advertising Expense [Member]	Jan. 01, 2010 Marketing and Advertising Expense [Member]
Component of Operating Other Cost and Expense [Line Items]
Advertising Costs																	$ 9.7	$ 10.8	$ 8
Option Indexed to Issuer's Equity [Line Items]
Employee stock-based awards excluded from the computation of net income per common share, assuming dilution														11	9	11
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life, Minimum											2	2
Property, plant and equipment useful life, Maximum											45	15
Estimated useful life of the software Minimum													2
Estimated useful life of the software Maximum													10
Statement [Line Items]
Foreign currency translation adjustment								5.3	6.5	2.6
Current Fiscal Year End Date	--12-31
Former Fiscal Year End Date	--01-01
Length of fiscal period in weeks				52 weeks	52 weeks	52 weeks	53 weeks
Summary of Significant Accounting Policies (Textual) [Abstract]
Percentage of ownership	20.00%
Investments in subsidiaries	less than 20% ownership
Capital expenditure accrued included in non cash activities	9.5	12.4	8.2
Common shares released from company's stock benefit trust	1	4.3
Amount of common shares from company's stock benefit trust	31.4	163
Termination date of ESBT	Jul 21, 2011
Number of customer over ten percent net sales	0	0
Number of customer over ten percent accounts receivable	0	0
Top ten customer percentage of accounts receivable	12% of the Company’s trade accounts receivable
Percentage of company's net sales	10.00%
Top ten customer percentage of net sales	10% of the Company’s net sales
Percentage of company's trade accounts receivable	12.00%
Significant capital lease assets	0	0
Operations in hyperinflationary economies	0	0	0
Maximum length of time hedged in cash flow hedge	12 to 24 months
Research and development cost	92.4	85.6	78.9
Product warranty	1	1.7
Asset retirement obligation	10.3	8
Tax expense reduced due to net actuarial loss, prior service cost and net transition assets in foreign currency translation adjustment	192.7	152.7
Tax benefit incurred due to net loss on derivative instruments	4.1	5.4
Insurance Commissions earned by Prudential Financial, Inc	0.09	0.09	0.09
Reinsurance gains of third party	$ 0.09	$ 0.13	$ 0

Discontinued Operations and Sale of Product Lines (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Operating results of discontinued operations
Net sales	$ 760.4	$ 809.3	$ 845.3
Income before taxes	64.9	112.3	135.7
Taxes on income	29.2	37.2	47.8
Income from discontinued operations, net of tax	$ 35.7	$ 75.1	$ 87.9

Discontinued Operations and Sale of Product Lines (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Assets
Trade receivables, net	$ 117.7
Inventories, net	50.9
Other current assets	5.9
Total current assets	174.5
Property, plant and equipment, net	74.2
Goodwill	166
Other intangibles resulting from business acquisitions, net	32.9
Other non-current assets	7.3
Total Assets	454.9
Liabilities
Short-term debt	1.1
Accounts payable	34.7
Accrued payroll and employee benefits	10.9
Accrued trade rebates	64.5
Other current liabilities	29.7
Total current liabilities	140.9
Non-current liabilities	13.6
Total Liabilities	$ 154.5

Discontinued Operations and Sale of Product Lines (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009	Jan. 02, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of product lines	$ 21.5
Discontinued Operations And Sale Of Product Lines (Textual) [Abstract]
Proceeds from sale of Office and Consumer Products in cash	550
Gain recognized on sale of product line	5.6
Purchase and sale agreement-after closing	15 months
Purchase of certain pressure-sensitive label stock products- after closing	3 years
Net sales from continuing operations	85.6	78.8	78.6
Label and Packaging Materials Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of product lines	0.5
Performance Films Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of product lines	$ 21

Goodwill and Other Intangibles Resulting from Business Acquisitions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011
Changes in net carrying amount of goodwill
Goodwill	$ 1,579.3	$ 1,770.8
Accumulated impairment losses	(820)	(820)
Acquisition adjustments	(0.5)	0.7
Translation adjustments	(15)	(10.7)
Discontinued operations	166
Goodwill, Ending Balance	759.3	940.8
Goodwill, Beginning Balance	940.8	950.8
Pressure-sensitive Materials Segment [Member]
Changes in net carrying amount of goodwill
Goodwill	336.7	351.4
Accumulated impairment losses	0	0
Translation adjustments	(9.3)	(5.4)
Goodwill, Ending Balance	336.7	346
Goodwill, Beginning Balance	346	351.4
Retail Branding and Information Solutions [Member]
Changes in net carrying amount of goodwill
Goodwill	1,239.1	1,242.8
Accumulated impairment losses	(820)	(820)
Acquisition adjustments	(0.5)	0.7
Translation adjustments	(3.6)	(0.3)
Goodwill, Ending Balance	419.1	423.2
Goodwill, Beginning Balance	423.2	422.8
Discontinued operations [Member]
Changes in net carrying amount of goodwill
Goodwill	0	173
Accumulated impairment losses	0	0
Translation adjustments	(2.1)	(4.9)
Discontinued operations	(166)
Goodwill, Ending Balance	0	168.1
Goodwill, Beginning Balance	168.1	173
Other specialty converting businesses [Member]
Changes in net carrying amount of goodwill
Goodwill	3.5	3.6
Accumulated impairment losses	0	0
Translation adjustments		(0.1)
Goodwill, Ending Balance	3.5	3.5
Goodwill, Beginning Balance		$ 3.6

Goodwill and Other Intangibles Resulting from Business Acquisitions (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Jan. 01, 2011
Finite-Lived Intangible Assets
Gross Carrying Amount	$ 319.8	$ 404.7
Accumulated Amortization	176.6	193.8
Net Carrying Amount	143.2	210.9
Customer relationships [Member]
Finite-Lived Intangible Assets
Gross Carrying Amount	233.2	291.9
Accumulated Amortization	117.2	119.2
Net Carrying Amount	116	172.7
Patents and Other Acquired Technology [Member]
Finite-Lived Intangible Assets
Gross Carrying Amount	49	53.6
Accumulated Amortization	29.7	28.1
Net Carrying Amount	19.3	25.5
Trade Names and Trademarks [Member]
Finite-Lived Intangible Assets
Gross Carrying Amount	25.4	44.8
Accumulated Amortization	21.5	38
Net Carrying Amount	3.9	6.8
Other Intangibles [Member]
Finite-Lived Intangible Assets
Gross Carrying Amount	12.2	14.4
Accumulated Amortization	8.2	8.5
Net Carrying Amount	$ 4	$ 5.9

Goodwill and Other Intangibles Resulting from Business Acquisitions (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Future amortization expense for finite lived intangible assets
Future amortization expense on finite-lived intangible assets, 2012	$ 29.8
Future amortization expense on finite-lived intangible assets, 2013	28.3
Future amortization expense on finite-lived intangible assets, 2014	24.6
Future amortization expense on finite-lived intangible assets, 2015	21.1
Future amortization expense on finite-lived intangible assets, 2016	$ 19.5

Goodwill and Other Intangibles Resulting from Business Acquisitions (Details 3)	12 Months Ended
Dec. 31, 2011 Y
Customer relationships [Member]
Weighted-average amortization periods
Weighted-average amortization periods from the date of acquisition	11
Weighted-average remaining useful life	5
Patents and Other Acquired Technology [Member]
Weighted-average amortization periods
Weighted-average amortization periods from the date of acquisition	13
Weighted-average remaining useful life	5
Trade Names and Trademarks [Member]
Weighted-average amortization periods
Weighted-average amortization periods from the date of acquisition	12
Weighted-average remaining useful life	6
Other Intangibles [Member]
Weighted-average amortization periods
Weighted-average amortization periods from the date of acquisition	6
Weighted-average remaining useful life	3

Goodwill and Other Intangibles Resulting from Business Acquisitions (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Apr. 04, 2009	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Indefinite-Lived Intangible Assets and Goodwill by Major Class [Line Items]
Recorded non-cash impairment charges goodwill	$ 820,000,000
Additional impairment charges	0
Goodwill and Other Intangibles Resulting from Business Acquisitions (Textual) [Abstract]
Indefinite-lived intangible assets, carrying value		18,000,000	18,000,000
Amortization expense on finite lived intangible assets from business acquisition		30,300,000	29,800,000	30,000,000
Retail Branding and Information Solutions [Member]
Indefinite-Lived Intangible Assets and Goodwill by Major Class [Line Items]
Recorded non-cash impairment charges	832,000,000
Recorded non-cash impairment charges goodwill	820,000,000
Recorded non-cash impairment charges indefinite-lived intangible assets	$ 12,000,000

Debt (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Jan. 01, 2011
Long-term notes:
Other long-term borrowings	$ 6.8	$ 8.4
Less amount classified as current	(1.6)	(1.2)
Total long-term debt	954.2	956.2
Senior notes due 2013 at 4.9% [Member]
Long-term notes:
Senior notes	250	250
Senior notes due 2017 at 6.6% [Member]
Long-term notes:
Senior notes	249.2	249.2
Senior notes due 2020 at 5.4% [Member]
Long-term notes:
Senior notes	249.8	249.8
Senior notes due 2033 at 6.0% [Member]
Long-term notes:
Senior notes	150	150
Series 1995 at 7.5% - due 2015 through 2025 [Member]
Medium-term notes:
Series 1995 at 7.5% - due 2015 through 2025	$ 50	$ 50

Debt (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Long-term Debt, by Maturity
2012 (classified as current)	$ 1.6
2013	251.9
2014	1.6
2015	5.8
2016	0.1
2017 and thereafter	$ 694.8

Debt (Details Textual) (USD $) Share data in Millions, unless otherwise specified	1 Months Ended			3 Months Ended				10 Months Ended	12 Months Ended
	May 31, 2010	Apr. 30, 2010	Mar. 31, 2009	Dec. 31, 2011	Jan. 01, 2011	Jul. 03, 2010	Apr. 04, 2009	Nov. 30, 2010	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010	Jan. 31, 2009
Debt (Textual) [Abstract]
Short term maximum amount borrowed				$ 1,030,000,000					$ 1,030,000,000
Exchange of HiMEDS units			6.6
Percentage rate of HiMEDS units exchanged			75.15%
Common Stock, Shares issued			6.5					2.1
Common Stock, Cash paid			43,000,000
Carrying value of HiMEDS units			331,000,000
Write - off unamortized debt issuances costs							9,600,000
Repayment of term loan credit facility	325,000,000							109,000,000
Senior notes issued		250,000,000
Interest rate of senior notes		5.38%
Proceeds, net of underwriting discounts and offering expenses		248,000,000
Fair value of debt				1,220,000,000	1,390,000,000				1,220,000,000	1,390,000,000
Interest costs capitalized									4,800,000	3,900,000	4,200,000
Interest costs									75,800,000	80,200,000	89,100,000
Aggregate letters of credit amount outstanding				36,100,000	41,100,000				36,100,000	41,100,000
Loss from debt extinguishments				700,000	2,800,000	1,200,000	21,000,000	2,800,000	700,000	4,000,000	21,200,000
Commitment fees									2,500,000	2,600,000	2,300,000
Revolving credit facility				675,000,000					675,000,000
Uncommitted lines of credit				435,900,000					435,900,000
Extension in maturity date									1 year
Increase in commitment									250,000,000
Revolving credit facility terminated												1,000,000,000
Extinguishment of Senior Notes								109,000,000
Series 1995 at 7.5% - due 2015 through 2025 [Member]
Debt Instrument [Line Items]
Weighted Average Interest Rate				7.50%					7.50%
Senior notes due 2013 at 4.9% [Member]
Debt Instrument [Line Items]
Weighted Average Interest Rate				4.90%					4.90%
Senior notes due 2017 at 6.6% [Member]
Debt Instrument [Line Items]
Weighted Average Interest Rate				6.60%					6.60%
Senior notes due 2020 at 5.4% [Member]
Debt Instrument [Line Items]
Weighted Average Interest Rate				5.40%					5.40%
Senior notes due 2033 at 6.0% [Member]
Debt Instrument [Line Items]
Weighted Average Interest Rate				6.00%					6.00%
Domestic Short Term Borrowings [Member]
Short-term Debt [Line Items]
Short-term Debt, Weighted Average Interest Rate				0.40%	0.40%				0.40%	0.40%
Short term borrowings outstanding				149,400,000	298,000,000				149,400,000	298,000,000
Foreign Short Term Borrowings [Member]
Short-term Debt [Line Items]
Short-term Debt, Weighted Average Interest Rate				12.90%	10.60%				12.90%	10.60%
Short term borrowings outstanding				$ 76,200,000	$ 81,800,000				$ 76,200,000	$ 81,800,000

Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Jan. 01, 2011
Balances and locations of derivatives
Other current assets	$ 6.5	$ 16.9
Other current liabilities	18.6	10.3
Foreign exchange contracts [Member]
Balances and locations of derivatives
Other current assets	6.5	16.8
Other current liabilities	15.7	7.9
Commodity contracts [Member]
Balances and locations of derivatives
Other current assets		0.1
Other current liabilities		2.4
Long-term retirement benefits and other liabilities [Member]
Balances and locations of derivatives
Long-term retirement benefits and other liabilities	$ 2.9

Financial Instruments (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011
Fair Value Hedges
Gain (loss) in income	$ (12.5)	$ 36.8
Cost of products sold [Member]
Fair Value Hedges
Gain (loss) in income	0.5	(3.4)
Marketing General and Administrative Expense [Member]
Fair Value Hedges
Gain (loss) in income	$ (13)	$ 40.2

Financial Instruments (Details 2) (Cash Flow Hedging [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011
Components of the loss recognized in accumulated other comprehensive loss on derivatives
Components of the loss recognized in accumulated other comprehensive loss on derivatives	$ (4.3)	$ (10.3)
Foreign exchange contracts [Member]
Components of the loss recognized in accumulated other comprehensive loss on derivatives
Components of the loss recognized in accumulated other comprehensive loss on derivatives	(0.9)	(6)
Commodity contracts [Member]
Components of the loss recognized in accumulated other comprehensive loss on derivatives
Components of the loss recognized in accumulated other comprehensive loss on derivatives	(3.4)	(4)
Interest Rate Contract [Member]
Components of the loss recognized in accumulated other comprehensive loss on derivatives
Components of the loss recognized in accumulated other comprehensive loss on derivatives		$ (0.3)

Financial Instruments (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011
Components of the gain (loss) reclassified from accumulated other comprehensive loss
Cash Flow Hedge Gain (Loss) Reclassified to Earnings, Net, Total	$ (6.2)	$ (13.4)
Foreign exchange contracts [Member]
Components of the gain (loss) reclassified from accumulated other comprehensive loss
Components of the loss reclassified from accumulated other comprehensive loss	0.9	(4)
Commodity contracts [Member]
Components of the gain (loss) reclassified from accumulated other comprehensive loss
Components of the loss reclassified from accumulated other comprehensive loss	(2.9)	(4.6)
Interest Rate Contract [Member]
Components of the gain (loss) reclassified from accumulated other comprehensive loss
Components of loss reclassified to interest expense	$ (4.2)	$ (4.8)

Financial Instruments (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	Apr. 30, 2010	Dec. 31, 2011
Financial Instruments (Textual) [Abstract]
Notional amount of commodity contract		$ 8,700,000
Notional amount of foreign exchange contracts		1,200,000,000
Debt issued	250,000,000
Deferred costs, contract settlement	300,000
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months		$ 7,000,000

Pension and Other Postretirement Benefits (Details)	Dec. 31, 2011	Jan. 01, 2011
U.S. [Member]
Weighted - average asset allocations for the defined benefit pension plans
Equity securities	64.00%	70.00%
Fixed income securities and cash	36.00%	30.00%
Insurance contracts and other investments	0.00%
Total	100.00%	100.00%
Int'l [Member]
Weighted - average asset allocations for the defined benefit pension plans
Equity securities	35.00%	47.00%
Fixed income securities and cash	52.00%	43.00%
Insurance contracts and other investments	13.00%	10.00%
Total	100.00%	100.00%

Pension and Other Postretirement Benefits (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Significant Other Unobservable Inputs, Level 3 [Member] | Insurance Contracts [Member]
Fair Value, Assets Measured
Total plan assets	$ 26.5	$ 27.3	$ 26.9
U.S. [Member]
Fair Value, Assets Measured
Total plan assets at fair value	560.3	539.7
Total plan assets	551.2	540	467.7
U.S. [Member] | Money market funds [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	18	56.3
U.S. [Member] | Mutual Fund International [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	11.2	12.7
U.S. [Member] | Pooled Funds Bonds [Member[
Fair Value, Assets Measured
Defined benefit plan fixed income securities	60.6	109.3
U.S. [Member] | Pooled Funds US Equities [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	192.3	140.4
U.S. [Member] | Equity Securities International [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	16.7	19
U.S. [Member] | Equity Securities U S Value [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	80.8	83.1
U.S. [Member] | Pooled Funds International Equity Securities [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	13.8	34.6
U.S. [Member] | Equity Securities U S Growth [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	33.7	84.1
U.S. [Member] | Cash [Member]
Fair Value, Assets Measured
Total plan assets	0.1	0.2
U.S. [Member] | Fixed Income Securities [Member]
Fair Value, Assets Measured
Total plan assets	211.7	165.6
U.S. [Member] | Equity Securities [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities		373.9
Total plan assets	348.5
U.S. [Member] | Treasury securities [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	94.9
U.S. [Member] | Agency securities [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	4.8
U.S. [Member] | Corporate debt securities [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	20.4
U.S. [Member] | Asset-backed securities [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	9.8
U.S. [Member] | Government debt securities [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	3.2
U.S. [Member] | Quoted Prices in Active Markets, Level 1 [Member]
Fair Value, Assets Measured
Total plan assets at fair value	142.5	199.1
U.S. [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Money market funds [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	0	0
U.S. [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Mutual Fund International [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	11.2	12.7
U.S. [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Pooled Funds Bonds [Member[
Fair Value, Assets Measured
Defined benefit plan fixed income securities	0	0
U.S. [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Pooled Funds US Equities [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	0	0
U.S. [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Equity Securities International [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	16.7	19
U.S. [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Equity Securities U S Value [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	80.8	83.1
U.S. [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Pooled Funds International Equity Securities [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	0	0
U.S. [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Equity Securities U S Growth [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	33.7	84.1
U.S. [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Cash [Member]
Fair Value, Assets Measured
Total plan assets	0.1	0.2
U.S. [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Fixed Income Securities [Member]
Fair Value, Assets Measured
Total plan assets	94.9	0
U.S. [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Equity Securities [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	142.4	198.9
U.S. [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Treasury securities [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	94.9
U.S. [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Agency securities [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	0
U.S. [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Corporate debt securities [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	0
U.S. [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Asset-backed securities [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	0
U.S. [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Government debt securities [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	0
U.S. [Member] | Significant Other Observable Inputs, Level 2 [Member]
Fair Value, Assets Measured
Total plan assets at fair value	417.8	340.6
U.S. [Member] | Significant Other Observable Inputs, Level 2 [Member] | Money market funds [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	18	56.3
U.S. [Member] | Significant Other Observable Inputs, Level 2 [Member] | Mutual Fund International [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	0	0
U.S. [Member] | Significant Other Observable Inputs, Level 2 [Member] | Pooled Funds Bonds [Member[
Fair Value, Assets Measured
Defined benefit plan fixed income securities	60.6	109.3
U.S. [Member] | Significant Other Observable Inputs, Level 2 [Member] | Pooled Funds US Equities [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	192.3	140.4
U.S. [Member] | Significant Other Observable Inputs, Level 2 [Member] | Equity Securities International [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	0	0
U.S. [Member] | Significant Other Observable Inputs, Level 2 [Member] | Equity Securities U S Value [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	0	0
U.S. [Member] | Significant Other Observable Inputs, Level 2 [Member] | Pooled Funds International Equity Securities [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	13.8	34.6
U.S. [Member] | Significant Other Observable Inputs, Level 2 [Member] | Equity Securities U S Growth [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	0	0
U.S. [Member] | Significant Other Observable Inputs, Level 2 [Member] | Cash [Member]
Fair Value, Assets Measured
Total plan assets	0	0
U.S. [Member] | Significant Other Observable Inputs, Level 2 [Member] | Fixed Income Securities [Member]
Fair Value, Assets Measured
Total plan assets	116.8	165.6
U.S. [Member] | Significant Other Observable Inputs, Level 2 [Member] | Equity Securities [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	206.1	175
U.S. [Member] | Significant Other Observable Inputs, Level 2 [Member] | Treasury securities [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	0
U.S. [Member] | Significant Other Observable Inputs, Level 2 [Member] | Agency securities [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	4.8
U.S. [Member] | Significant Other Observable Inputs, Level 2 [Member] | Corporate debt securities [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	20.4
U.S. [Member] | Significant Other Observable Inputs, Level 2 [Member] | Asset-backed securities [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	9.8
U.S. [Member] | Significant Other Observable Inputs, Level 2 [Member] | Government debt securities [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	3.2
U.S. [Member] | Significant Other Unobservable Inputs, Level 3 [Member]
Fair Value, Assets Measured
Total plan assets at fair value	0	0
U.S. [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Money market funds [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	0	0
U.S. [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Mutual Fund International [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	0	0
U.S. [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Pooled Funds Bonds [Member[
Fair Value, Assets Measured
Defined benefit plan fixed income securities	0	0
U.S. [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Pooled Funds US Equities [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	0	0
U.S. [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Equity Securities International [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	0	0
U.S. [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Equity Securities U S Value [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	0	0
U.S. [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Pooled Funds International Equity Securities [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	0	0
U.S. [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Equity Securities U S Growth [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	0	0
U.S. [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Cash [Member]
Fair Value, Assets Measured
Total plan assets	0	0
U.S. [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Fixed Income Securities [Member]
Fair Value, Assets Measured
Total plan assets	0	0
U.S. [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Equity Securities [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	0	0
U.S. [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Treasury securities [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	0
U.S. [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Agency securities [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	0
U.S. [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Corporate debt securities [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	0
U.S. [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Asset-backed securities [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	0
U.S. [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Government debt securities [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	0
U.S. [Member] | Other payables [Member]
Fair Value, Assets Measured
Total plan assets	(9.1)
U.S. [Member] | Other assets [Member]
Fair Value, Assets Measured
Total plan assets		0.3
Int'l [Member]
Fair Value, Assets Measured
Defined benefit plans other investments	55.2	44
Total plan assets at fair value	440.9	426
Total plan assets	441.3	426.6	402.1
Int'l [Member] | Mutual Funds [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	0.3	0.3
Int'l [Member] | Pooled Funds European Bonds [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	211.9	179.4
Int'l [Member] | Pooled Funds Global Bonds [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	8.4
Int'l [Member] | Pooled Funds Global Securities [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	55.7	79.3
Int'l [Member] | Pooled Funds European Region Equity Securities [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	42.2	63.8
Int'l [Member] | Pooled Funds Asia Pacific Region Equity Securities [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	10.4	12.2
Int'l [Member] | Pooled Funds US Equities [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	9.9	11.9
Int'l [Member] | Pooled Funds Emerging Markets [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	14.7	9.3
Int'l [Member] | Real Estate Investment Trusts [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	20.5	21.7
Int'l [Member] | Pooled Funds Other [Member]
Fair Value, Assets Measured
Defined benefit plans other investments	28.7	16.7
Int'l [Member] | Insurance Contracts [Member]
Fair Value, Assets Measured
Defined benefit plans other investments	26.5	27.3
Int'l [Member] | Cash [Member]
Fair Value, Assets Measured
Total plan assets	11.7	4.1
Int'l [Member] | Fixed Income Securities [Member]
Fair Value, Assets Measured
Total plan assets	220.6	179.7
Int'l [Member] | Equity Securities [Member]
Fair Value, Assets Measured
Total plan assets	153.4	198.2
Int'l [Member] | Quoted Prices in Active Markets, Level 1 [Member]
Fair Value, Assets Measured
Defined benefit plans other investments	0	0
Total plan assets at fair value	12	4.4
Int'l [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Mutual Funds [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	0.3	0.3
Int'l [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Pooled Funds European Bonds [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	0	0
Int'l [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Pooled Funds Global Bonds [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	0
Int'l [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Pooled Funds Global Securities [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	0	0
Int'l [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Pooled Funds European Region Equity Securities [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	0	0
Int'l [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Pooled Funds Asia Pacific Region Equity Securities [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	0	0
Int'l [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Pooled Funds US Equities [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	0	0
Int'l [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Pooled Funds Emerging Markets [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	0	0
Int'l [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Real Estate Investment Trusts [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	0	0
Int'l [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Pooled Funds Other [Member]
Fair Value, Assets Measured
Defined benefit plans other investments	0	0
Int'l [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Insurance Contracts [Member]
Fair Value, Assets Measured
Defined benefit plans other investments	0	0
Int'l [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Cash [Member]
Fair Value, Assets Measured
Total plan assets	11.7	4.1
Int'l [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Fixed Income Securities [Member]
Fair Value, Assets Measured
Total plan assets	0.3	0.3
Int'l [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Equity Securities [Member]
Fair Value, Assets Measured
Total plan assets	0	0
Int'l [Member] | Significant Other Observable Inputs, Level 2 [Member]
Fair Value, Assets Measured
Defined benefit plans other investments	28.7	16.7
Total plan assets at fair value	402.4	394.3
Int'l [Member] | Significant Other Observable Inputs, Level 2 [Member] | Mutual Funds [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	0	0
Int'l [Member] | Significant Other Observable Inputs, Level 2 [Member] | Pooled Funds European Bonds [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	211.9	179.4
Int'l [Member] | Significant Other Observable Inputs, Level 2 [Member] | Pooled Funds Global Bonds [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	8.4
Int'l [Member] | Significant Other Observable Inputs, Level 2 [Member] | Pooled Funds Global Securities [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	55.7	79.3
Int'l [Member] | Significant Other Observable Inputs, Level 2 [Member] | Pooled Funds European Region Equity Securities [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	42.2	63.8
Int'l [Member] | Significant Other Observable Inputs, Level 2 [Member] | Pooled Funds Asia Pacific Region Equity Securities [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	10.4	12.2
Int'l [Member] | Significant Other Observable Inputs, Level 2 [Member] | Pooled Funds US Equities [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	9.9	11.9
Int'l [Member] | Significant Other Observable Inputs, Level 2 [Member] | Pooled Funds Emerging Markets [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	14.7	9.3
Int'l [Member] | Significant Other Observable Inputs, Level 2 [Member] | Real Estate Investment Trusts [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	20.5	21.7
Int'l [Member] | Significant Other Observable Inputs, Level 2 [Member] | Pooled Funds Other [Member]
Fair Value, Assets Measured
Defined benefit plans other investments	28.7	16.7
Int'l [Member] | Significant Other Observable Inputs, Level 2 [Member] | Insurance Contracts [Member]
Fair Value, Assets Measured
Defined benefit plans other investments	0	0
Int'l [Member] | Significant Other Observable Inputs, Level 2 [Member] | Cash [Member]
Fair Value, Assets Measured
Total plan assets	0	0
Int'l [Member] | Significant Other Observable Inputs, Level 2 [Member] | Fixed Income Securities [Member]
Fair Value, Assets Measured
Total plan assets	220.3	179.4
Int'l [Member] | Significant Other Observable Inputs, Level 2 [Member] | Equity Securities [Member]
Fair Value, Assets Measured
Total plan assets	153.4	198.2
Int'l [Member] | Significant Other Unobservable Inputs, Level 3 [Member]
Fair Value, Assets Measured
Defined benefit plans other investments	26.5	27.3
Total plan assets at fair value	26.5	27.3
Int'l [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Mutual Funds [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	0	0
Int'l [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Pooled Funds European Bonds [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	0	0
Int'l [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Pooled Funds Global Bonds [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	0
Int'l [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Pooled Funds Global Securities [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	0	0
Int'l [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Pooled Funds European Region Equity Securities [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	0	0
Int'l [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Pooled Funds Asia Pacific Region Equity Securities [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	0	0
Int'l [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Pooled Funds US Equities [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	0	0
Int'l [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Pooled Funds Emerging Markets [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	0	0
Int'l [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Real Estate Investment Trusts [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	0	0
Int'l [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Pooled Funds Other [Member]
Fair Value, Assets Measured
Defined benefit plans other investments	0	0
Int'l [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Insurance Contracts [Member]
Fair Value, Assets Measured
Defined benefit plans other investments	26.5	27.3
Int'l [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Cash [Member]
Fair Value, Assets Measured
Total plan assets	0	0
Int'l [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Fixed Income Securities [Member]
Fair Value, Assets Measured
Total plan assets	0	0
Int'l [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Equity Securities [Member]
Fair Value, Assets Measured
Total plan assets	0	0
Int'l [Member] | Other assets [Member]
Fair Value, Assets Measured
Total plan assets	$ 0.4	$ 0.6

Pension and Other Postretirement Benefits (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011
Reconciliation of Level 3 assets
Settlements	$ (3.4)
Significant Other Unobservable Inputs, Level 3 [Member] | Insurance Contracts [Member]
Reconciliation of Level 3 assets
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	27.3	26.9
Net realized and unrealized gain	0.7	0.8
Net purchases, sales and settlements		(0.3)
Purchases	3.5
Transfer to assets held for sale	(1.6)
Impact of changes in foreign currency exchange rates		(0.1)
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	$ 26.5	$ 27.3

Pension and Other Postretirement Benefits (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
One-percentage-point change in assumed health care cost trend rates
Effect of One Percentage Point Increase on Service and Interest Cost Components	$ 0.02
Effect of One Percentage Point Decrease on Service and Interest Cost Components	(0.02)
Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation	0.5
Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation	$ (0.4)

Pension and Other Postretirement Benefits (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011
U.S. [Member]
Change in projected benefit obligation
Projected benefit obligation at beginning of year	$ 744.8	$ 693.6
Service cost	0.3	23.8
Interest cost	40.2	40.1
Participant contribution	0
Amendments		0.8
Actuarial loss	88.5	56.3
Plan transfer	2	2
Benefits paid	(40)	(37.8)
Pension curtailment		(34)
Pension settlements	0
Projected benefit obligation at end of year	835.8	744.8
Accumulated benefit obligation at end of year	834.2	742.3
Int'l [Member]
Change in projected benefit obligation
Projected benefit obligation at beginning of year	504.7	465.8
Service cost	11.6	9.8
Interest cost	26.8	24.5
Participant contribution	4.7	4.1
Amendments		0.1
Actuarial loss	17	50.3
Plan transfer		0.3
Benefits paid	(21.2)	(19.5)
Net transfer in	0
Pension curtailment	(2.8)	(0.8)
Pension settlements	(0.5)	(8.2)
Foreign currency translation	(9.2)	(21.7)
Transfer of plan obligations to held for sale	(11.6)
Projected benefit obligation at end of year	519.5	504.7
Accumulated benefit obligation at end of year	487	474.9
U.S. Postretirement Health Benefits [Member]
Change in projected benefit obligation
Projected benefit obligation at beginning of year	38.7	37
Service cost	1.3	1.5
Interest cost	1.7	1.9
Participant contribution	1.2	1.2
Amendments	(34.1)
Actuarial loss	7	1.9
Benefits paid	(3.4)	(4.8)
Pension settlements	0
Projected benefit obligation at end of year	$ 12.4	$ 38.7

Pension and Other Postretirement Benefits (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011
U.S. [Member]
Change in plan assets
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	$ 540	$ 467.7
Actual return on plan assets	0.7	54.7
Plan transfer	2	2
Employer contribution	48.5	53.4
Participant contribution	0
Benefits paid	(40)	(37.8)
Pension settlements	0
Foreign currency translation	0
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	551.2	540
Int'l [Member]
Change in plan assets
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	426.6	402.1
Actual return on plan assets	19.7	44.1
Plan transfer	0	0.1
Employer contribution	21.8	24.5
Participant contribution	4.7	4.1
Benefits paid	(21.2)	(19.5)
Pension settlements	(0.5)	(8.2)
Foreign currency translation	(8.2)	(20.6)
Transfer of assets to held for sale	(1.6)
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	441.3	426.6
U.S. Postretirement Health Benefits [Member]
Change in plan assets
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	0	0
Actual return on plan assets	0
Plan transfer	0
Employer contribution	2.2	3.6
Participant contribution	1.2	1.2
Benefits paid	(3.4)	(4.8)
Pension settlements	0
Foreign currency translation	0
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	$ 0	$ 0

Pension and Other Postretirement Benefits (Details 6) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
U.S. [Member]
Funded status of the plans
Noncurrent assets	$ 0	$ 0
Current liabilities	(3.7)	(3.3)
Noncurrent liabilities	(280.9)	(201.5)
Plan assets less than benefit obligations	(284.6)	(204.8)
Weighted-average assumptions used for determining year end obligations:
Discount rate	4.75%	5.50%	6.00%
Rate of increase in future compensation levels	0.00%	0.00%	3.59%
Int'l [Member]
Funded status of the plans
Noncurrent assets	35.6	40
Current liabilities	(2.6)	(2.9)
Noncurrent liabilities	(111.2)	(115.2)
Plan assets less than benefit obligations	(78.2)	(78.1)
Weighted-average assumptions used for determining year end obligations:
Discount rate	4.80%	5.24%	5.72%
Rate of increase in future compensation levels	2.79%	2.95%	2.99%
U.S. Postretirement Health Benefits [Member]
Funded status of the plans
Noncurrent assets	0	0
Current liabilities	(2.9)	(2.7)
Noncurrent liabilities	(9.5)	(36)
Plan assets less than benefit obligations	$ (12.4)	$ (38.7)
Weighted-average assumptions used for determining year end obligations:
Discount rate	3.75%	5.25%	5.50%
Rate of increase in future compensation levels	0.00%	0.00%	0.00%

Pension and Other Postretirement Benefits (Details 7) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Jan. 01, 2011
U.S. [Member]
Summary of accumulated other comprehensive income (loss)
Net actuarial loss (gain)	$ 480.2	$ 355.1
Prior service cost (credit)	1.8	2.2
Net transition obligation	0	0
Net amount recognized in AOCI	482	357.3
Int'l [Member]
Summary of accumulated other comprehensive income (loss)
Net actuarial loss (gain)	(0.1)	(0.7)
Prior service cost (credit)	3.3	3.8
Net transition obligation	118.4	104.2
Net amount recognized in AOCI	121.6	107.3
U.S. Postretirement Health Benefits [Member]
Summary of accumulated other comprehensive income (loss)
Net actuarial loss (gain)	31	25.8
Prior service cost (credit)	(48.2)	(16.5)
Net transition obligation	0	0
Net amount recognized in AOCI	$ (17.2)	$ 9.3

Pension and Other Postretirement Benefits (Details 8) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
U.S. [Member]
Pre-tax amounts recognized in OCI
Net actuarial loss (gain)	$ 133.6	$ 15.9	$ 25.1
Prior service cost (credit)	0	0.8	0
Net amount to be recognized	133.6	16.7	25.1
Int'l [Member]
Pre-tax amounts recognized in OCI
Net actuarial loss (gain)	18.1	30.1	(52.7)
Prior service cost (credit)	0	0.2	(0.3)
Net amount to be recognized	18.1	30.3	(53)
U.S. Postretirement Health Benefits [Member]
Pre-tax amounts recognized in OCI
Net actuarial loss (gain)	7	1.9	5.3
Prior service cost (credit)	(34.1)	0	0
Net amount to be recognized	$ (27.1)	$ 1.9	$ 5.3

Pension and Other Postretirement Benefits (Details 9) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
U.S. [Member]
Components of net periodic benefit cost:
Service cost	$ 0.3	$ 23.8
Interest cost	40.2	40.1
Recognized (gain) loss on curtailment		(2.4)
U.S. [Member] | Continuing operations [Member]
Components of net periodic benefit cost:
Service cost	0.3	19.1	15.5
Interest cost	40.2	32.2	31.7
Expected return on plan assets	(45.7)	(38.9)	(39.7)
Recognized net actuarial loss	8.5	16.2	7.6
Amortization of prior service cost	0.4	0.6	0.7
Recognized (gain) loss on curtailment		2.4
Recognized loss (gain) on settlement			0.7
Net periodic benefit cost	3.7	31.6	16.5
Int'l [Member]
Components of net periodic benefit cost:
Service cost	11.6	9.8
Interest cost	26.8	24.5
Int'l [Member] | Continuing operations [Member]
Components of net periodic benefit cost:
Service cost	10.5	8.6	10.9
Interest cost	26.3	23.8	25
Expected return on plan assets	(24.9)	(25.7)	(26.6)
Recognized net actuarial loss	4	2.3	2
Amortization of prior service cost	0.4	0.4	0.5
Amortization of transition asset	(0.5)	(0.5)	(0.6)
Recognized (gain) loss on curtailment	(0.2)	(0.9)
Recognized loss (gain) on settlement	(0.1)	0.4	0.2
Net periodic benefit cost	15.5	8.4	11.4
U.S. Postretirement Health Benefits [Member]
Components of net periodic benefit cost:
Service cost	1.3	1.5
Interest cost	1.7	1.9
U.S. Postretirement Health Benefits [Member] | Continuing operations [Member]
Components of net periodic benefit cost:
Service cost	1.3	1.2	0.8
Interest cost	1.7	1.6	1.6
Recognized net actuarial loss	1.9	1.3	1.2
Amortization of prior service cost	(2.5)	(1.6)	(1.6)
Net periodic benefit cost	$ 2.4	$ 2.5	$ 2

Pension and Other Postretirement Benefits (Details 10)	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
U.S. [Member]
Weighted-average assumptions used for determining net periodic cost
Discount rate	5.50%	6.00%	6.60%
Expected long-term rate of return on plan assets	8.00%	8.75%	8.75%
Rate of increase in future compensation levels		3.59%	3.59%
Int'l [Member]
Weighted-average assumptions used for determining net periodic cost
Discount rate	5.24%	5.72%	5.74%
Expected long-term rate of return on plan assets	5.48%	6.23%	6.51%
Rate of increase in future compensation levels	2.95%	2.99%	2.59%
U.S. Postretirement Health Benefits [Member]
Weighted-average assumptions used for determining net periodic cost
Discount rate	5.25%	5.50%	6.60%

Pension and Other Postretirement Benefits (Details 11) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
U.S. [Member]
Future Benefit Payments
2012	$ 43.3
2013	44.8
2014	46.1
2015	47.5
2016	48.8
2017-2021	272.5
Int'l [Member]
Future Benefit Payments
2012	17.7
2013	18.5
2014	19.8
2015	20.9
2016	22.9
2017-2021	137.6
U.S. Postretirement Health Benefits [Member]
Future Benefit Payments
2012	3
2013	2.6
2014	2
2015	1.5
2016	1.1
2017-2021	$ 2.4

Pension and Other Postretirement Benefits (Details 12) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
U.S. [Member]
Estimated Amortization Amounts in Accumulated Other Comprehensive Income
Net actuarial loss	$ 13.7
Prior service cost (credit)	0.4
Net amount to be recognized	14.1
Int'l [Member]
Estimated Amortization Amounts in Accumulated Other Comprehensive Income
Net actuarial loss	3.3
Prior service cost (credit)	0.4
Net transition asset	(0.5)
Net amount to be recognized	3.2
U.S. Postretirement Health Benefits [Member]
Estimated Amortization Amounts in Accumulated Other Comprehensive Income
Net actuarial loss	2.4
Prior service cost (credit)	(4.8)
Net amount to be recognized	$ (2.4)

Pension and Other Postretirement Benefits (Details Textual) (USD $)	12 Months Ended				12 Months Ended				3 Months Ended	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011 BenefitPlan	Jan. 02, 2010	Aug. 01, 2010	Dec. 31, 2011 U.S. [Member]	Jan. 01, 2011 U.S. [Member]	Dec. 31, 2011 Int'l [Member]	Dec. 31, 2011 U.S. Postretirement Health Benefits [Member]	Jan. 01, 2011 SERP [Member]	Jan. 01, 2011 SERP [Member]
Pension and Other Postretirement Benefits (Textual) [Abstract]
Recognized (gain) loss on curtailment						$ 2,400,000				$ 0
Stock options granted	1,550,300								200,000
Pre tax stock based compensation expense	39,600,000	35,200,000	25,800,000						2,200,000
Equity securities					65.00%		41.00%
Fixed income securities and cash					35.00%		45.00%
Insurance contracts and other investments							14.00%
Company's contribution to defined benefit plan in next fiscal year	75,000,000				55,000,000		20,000,000	3,000,000
Pension and Other Postretirement Benefits (Textual) [Abstract]
Recognized defined contribution plan cost	21,600,000	10,200,000	7,700,000
Pension and Other Postretirement Benefits (Textual) [Abstract]
Number of defined benefit plans frozen		3
Post retirement health benefits covering age	Retired employees up to the age of 65
Supplemental medicare benefits covering age	Retirees over the age of 65
Percentage of increased rate covered in the health care benefits	8.00%
Percentage of decreased rate covered in the health care benefits	5.00%
Benefit obligations in excess of plan assets aggregate benefit obligation	1,110,000,000	1,020,000,000
Benefit obligations in excess of plan assets aggregate fair value of plan assets	713,800,000	693,300,000
Accumulated benefit obligations in excess of plan assets aggregate accumulated benefit obligation	1,090,000,000	1,000,000,000
Accumulated benefit obligations in excess of plan assets aggregate fair value of plan assets	703,200,000	693,300,000
Remeasured percentage of ADPP and BRP				5.40%
Deferred compensation plan accrued	130,800,000	135,300,000
Letters of credit securing deferred compensation plan obligations	16,000,000	16,000,000
Cash surrender value included in other assets	186,100,000	181,700,000
Deferred compensation gain (expense)	$ (4,000,000)	$ 4,400,000	$ 5,600,000
Termination of employment	before age 55

Commitments( Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Minimum annual rental commitments on operating leases
2012	$ 64
2013	46.3
2014	29.4
2015	21.4
2016	13.6
2017 and thereafter	45.3
Total minimum lease payments	$ 220

Commitments (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010	Dec. 31, 2011 Lease financing for a commercial facility [Member]	Sep. 09, 2005 Lease financing for a commercial facility [Member]
Guarantor Obligations [Line Items]
Term of lease financing for commercial facility					10 years
Guarantee obligations					$ 31.5
Refinancing of lessor debt					11.5
Guarantee obligations carrying value				6
Commitments (Textual) [Abstract]
Non cancelable operating lease term	One year or more
Rent expense for operating leases	$ 85	$ 85	$ 86

Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Sites	Jan. 01, 2011
Cost of Environmental Liabilities Associated with Compliance and Remediation
Beginning Balance	$ 46.3	$ 51.5
Accruals	0.4	(1.2)
Payments	(6.1)	(4)
Ending Balance	40.6	46.3
Contingencies (Textual) [Abstract]
Environmental site contingency number of sites	13
Short term environmental liabilities	11
International receivable financing [Member]
Guarantor Obligations [Line Items]
Guarantee obligations	17
Guarantee subsidiaries' obligations to suppliers [Member]
Guarantor Obligations [Line Items]
Guarantee obligations	17
Guarantee subsidiaries' lines of credit [Member]
Guarantor Obligations [Line Items]
Guarantee obligations	$ 422

Shareholders' Equity and Stock Based Compensation (Details)	12 Months Ended
	Dec. 31, 2011 Y	Jan. 01, 2011 Y	Jan. 02, 2010 Y
Weighted average fair value per share of options granted
Risk-free interest rate	2.22%	2.61%	2.76%
Expected stock price volatility	30.70%	31.99%	41.51%
Expected dividend yield	2.76%	2.51%	3.83%
Expected option term	6.2	6	6.1

Shareholders' Equity and Stock Based Compensation (Details 1) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y
Summary of stock options activity
Outstanding beginning balance, options		11,568,400
Outstanding, Weighted-average exercise price, beginning balance		$ 47.06
Outstanding ,Weighted-average remaining contractual life beginning balance		5.75
Outstanding, Aggregate intrinsic value beginning balance		$ 62
Granted, Options	1,550,300
Granted, weighted-average exercise price	$ 39.08
Exercised, options	(169,100)
Exercised, weighted-average exercise price	$ 23.23
Forfeited or expired, options	(1,603,900)
Forfeited or expired, Weighted-average exercise price	$ 51.71
Outstanding ending balance, options	11,345,700	11,568,400
Outstanding, Weighted-average exercise price, ending balance	$ 46.27	$ 47.06
Outstanding ,Weighted-average remaining contractual life ending balance	5.67	5.75
Outstanding, Aggregate intrinsic value ending balance	12	62
Options vested and expected to vest, options	10,962,600
Options vested and expected to vest, Weighted-average exercise price	$ 46.66
Options vested or expected to vest Weighted-average remaining contractual life	5.58
Options vested and expected to vest, Aggregate Intrinsic Value	11.5
Options exercisable	7,611,900
Options exercisable ,Weighted-average exercise price	$ 51.98
Options exercisable ,Weighted-average remaining contractual life	4.44
Options exercisable, Aggregate Intrinsic Value	$ 6.2

Shareholders' Equity and Stock-Based Compensation (Details 2) (Performance Units [Member], USD $)	12 Months Ended
Dec. 31, 2011
Performance Units [Member]
Information about awarded PUs
Number of units unvested, beginning balance	918,100
Number of units, granted at target	341,000
Number of units, forfeited / cancelled	(351,400)
Number of units unvested, ending balance	907,700
Weighted-average grant-date fair value unvested, beginning balance	$ 24.52
Weighted-average grant-date fair value, granted	$ 42.1
Weighted-average grant-date fair value, forfeited / cancelled	$ 34.86
Weighted-average grant-date fair value unvested, ending balance	$ 27.2

Shareholders' Equity and Stock-Based Compensation (Details 3) (Restricted Stock Units (RSUs) [Member], USD $)	12 Months Ended
Dec. 31, 2011
Restricted Stock Units (RSUs) [Member]
Information about awarded RSUs
Number of units unvested, beginning balance	1,127,900
Number of units, granted	599,300
Number of units, vested	435,400
Number of units, forfeited / cancelled	172,600
Number of units unvested, ending balance	1,119,200
Weighted-average grant-date fair value unvested, beginning balance	$ 30
Weighted-average grant-date fair value, granted	$ 36.04
Weighted-average grant-date fair value, vested	$ 36.06
Weighted-average grant-date fair value, forfeited	$ 31.03
Weighted-average grant-date fair value unvested, ending balance	$ 31.26

Shareholders' Equity and Stock-Based Compensation (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended				12 Months Ended
	Jul. 02, 2011	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010	Jan. 27, 2011	Dec. 31, 2011 Continuing operations [Member]	Jan. 01, 2011 Continuing operations [Member]	Jan. 02, 2010 Continuing operations [Member]	Dec. 31, 2011 Director [Member]	Jan. 01, 2011 Director [Member]	Dec. 31, 2011 Employees [Member]	Dec. 31, 2011 Employee Stock Option [Member] Y	Jan. 01, 2011 Employee Stock Option [Member]	Jan. 02, 2010 Employee Stock Option [Member]	Dec. 31, 2011 Employee Stock Option [Member] Director [Member]	Dec. 31, 2011 Performance Units [Member] Y	Jan. 01, 2011 Performance Units [Member]	Jan. 02, 2010 Performance Units [Member]	Dec. 31, 2011 Performance Units [Member] Minimum [Member]	Jan. 01, 2011 Performance Units [Member] Minimum [Member]	Jan. 02, 2010 Performance Units [Member] Minimum [Member]	Dec. 31, 2011 Performance Units [Member] Maximum [Member]	Jan. 01, 2011 Performance Units [Member] Maximum [Member]	Jan. 02, 2010 Performance Units [Member] Maximum [Member]	Dec. 31, 2011 Restricted Stock [Member] Y	Dec. 31, 2005 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock Units (RSUs) [Member] Y
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vested period									three-year	two-year	four-year
Pre tax stock based compensation expense		$ 39.6	$ 35.2	$ 25.8		$ 37.1	$ 31.4	$ 23.2
Unrecognized compensation cost related to share based compensation cost												17				13									0.1		21
Unrecognized compensation cost weighted average recognition period in years												2				2									0.5		2
Total tax benefit related to stock-based compensation		13.6	11.9	8.5
Number of units, granted																341,000										30,000	599,300
Actual number of shares issued can range from 0% to 200% of the target shares at the time of grant																0% to 200% of the target shares at the time of grant	0% to 200% of the target shares at the time of grant	0% to 200% of the target shares at the time of grant
Percentage of actual number of shares issued at time of grant																			0.00%	0.00%	0.00%	200.00%	200.00%	200.00%
Vesting period, maximum for granting restricted stock units																											5
Vesting period, minimum for granting restricted stock unit																											3
Expected dividend yield period												12 months
Stock option granted to directors and employees															no less than 100%
Share based compensation arrangement by share based payment award stock options risk free												52-week average of the Treasury-Bond rate
Tax deductions associated with options exercises												0.9	0.6	0.1
Shareholders' Equity and Stock-Based Compensation (Textual) [Abstract]
Additional shares authorized for repurchase		5,000,000
Preferred stock, par value		$ 1
Preferred stock, shares outstanding		0
Common stock, par value		$ 1	$ 1
Common stock, shares authorized		400,000,000	400,000,000
Number of shares authorized for issuance under stock plan		18,000,000
Number of employee stock benefit trust shares released for employee benefit obligations	1,000,000		4,300,000
Fair value of ESBT shares released for employee benefit obligations		31.4	163
Repurchase of common stock		300,000	2,700,000
Repurchase of common stock, value		13.5	108.7
Number of shares available for repurchase		6,000,000
Stock based compensation expense capitalized		0	0	0
Weighted-average fair value per share of options granted		$ 9.45	$ 8.76	$ 6.57
Total intrinsic value of stock options exercised		2.9	1.9	0.2
Cash received on option exercises		$ 3.9	$ 2.5	$ 0.6
Preferred Stock Shares Authorized					5,000,000
Share-based compensation arrangement by share-based payment award, method of measuring cost of award		Straight-Line

Cost Reduction Actions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011
Cost Reduction Actions
Beginning Balance	$ 11.8	$ 36.9
Charges	45.2	19
Cash Payments	(35.6)	(39.1)
Non-cash Settlement	(7)	(2.6)
Currency translation	0.3	(2.4)
Ending Balance	14.7	11.8
Prior Restructuring Actions [Member]
Cost Reduction Actions
Beginning Balance	0.1	2.4
Charges	0.1	(0.2)
Cash Payments	(0.2)	(2.1)
Ending Balance	0	0.1
Q4 2008-Q2 2010 [Member] | Severance and related costs [Member]
Cost Reduction Actions
Beginning Balance	2.4	33
Charges	(2.1)	5.5
Cash Payments	(1)	(33.6)
Currency translation	0.7	(2.5)
Ending Balance	0	2.4
Q4 2008-Q2 2010 [Member] | Lease cancellation costs [Member]
Cost Reduction Actions
Beginning Balance	0.6	1.5
Cash Payments	(0.6)	(0.9)
Ending Balance	0	0.6
Q4 2008-Q2 2010 [Member] | Asset impairment [Member]
Cost Reduction Actions
Beginning Balance		0
Charges		1.2
Non-cash Settlement		(1.2)
Ending Balance		0
Q3 2010-Q4 2010 [Member]
Cost Reduction Actions
Ending Balance		11.8
Q3 2010-Q4 2010 [Member] | Severance and related costs [Member]
Cost Reduction Actions
Beginning Balance	7.6	0
Charges		9.9
Cash Payments	(7.3)	(2.4)
Currency translation	(0.1)	0.1
Ending Balance	0.2	7.6
Q3 2010-Q4 2010 [Member] | Lease cancellation costs [Member]
Cost Reduction Actions
Beginning Balance	1.1	0
Charges	(0.1)	1.2
Cash Payments	(1)	(0.1)
Ending Balance	0	1.1
Q3 2010-Q4 2010 [Member] | Asset impairment [Member]
Cost Reduction Actions
Beginning Balance		0
Charges		1.4
Non-cash Settlement		(1.4)
Ending Balance		0
2011 [Member] | Severance and related costs [Member]
Cost Reduction Actions
Beginning Balance	0
Charges	37.4
Cash Payments	(24.4)
Currency translation	(0.3)
Ending Balance	12.7
2011 [Member] | Lease cancellation costs [Member]
Cost Reduction Actions
Beginning Balance	0
Charges	2.9
Cash Payments	(1.1)
Ending Balance	1.8
2011 [Member] | Asset impairment [Member]
Cost Reduction Actions
Beginning Balance	0
Charges	7
Non-cash Settlement	(7)
Ending Balance	$ 0

Cost Reduction Actions (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Restructuring costs by segment
Restructuring costs	$ 45.2	$ 19	$ 129.1
Continuing operations [Member]
Restructuring costs by segment
Restructuring costs	44.5	12.7	115.8
Discontinued operations [Member]
Restructuring costs by segment
Restructuring costs	0.7	6.3	13.3
Pressure-sensitive Materials Segment [Member]
Restructuring costs by segment
Restructuring costs	16.4	5.8	34.8
Retail Branding and Information Solutions [Member]
Restructuring costs by segment
Restructuring costs	19.9	4	51.7
Other specialty converting businesses [Member]
Restructuring costs by segment
Restructuring costs	$ 8.2	$ 2.9	$ 29.3

Cost Reduction Actions (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2011 2011 [Member] Positions Employee	Jan. 01, 2011 Q3 2010-Q4 2010 [Member] Positions Employee	Jan. 02, 2010 Q4 2008-Q2 2010 [Member] Positions Employee
Cost Reduction Actions (Textual) [Abstract]
Charges	$ 45	$ 10	$ 150
Severance costs cash charges			$ 105
Number of positions reduced as a result of Cost Reduction Actions	910	725	4,350
Number of positions remaining	80	0	0

Taxes Based on Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Current:
U.S. federal tax	$ 0.6	$ (39.2)	$ (54)
State taxes	(1)	(6.9)	(2.9)
International taxes	79.2	87.7	52.6
Total	78.8	41.6	(4.3)
Deferred:
U.S. federal tax	(9.9)	(14.4)	(44.6)
State taxes	(1.4)	7.5	(7)
International taxes	11	(37.5)	(36.1)
Total	(0.3)	(44.4)	(87.7)
Provision for (benefit from) income taxes from continuing operations	$ 78.5	$ (2.8)	$ (92)

Taxes Based on Income (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Principal item accounting for the difference in taxes
Computed tax at 35% of income (loss) before taxes	$ 81.5	$ 83.6	$ (324.3)
Increase (decrease) in taxes resulting from:
State taxes, net of federal tax benefit	(2.3)	(1.3)	(12.2)
Foreign earnings taxed at different rates	2.5	(58.8)	(2.4)
Valuation allowance	8.3	2.5	4
Goodwill and indefinite-lived intangible asset impairment			276.4
Deferred compensation assets	(5.1)	(7.9)	(30.5)
U.S. federal tax credits (R&D and low-income housing)	(4.6)	(3.8)	(2.8)
Tax contingencies and audit settlements	1.6	(17.7)	7.2
Other items, net	(3.4)	0.6	(7.4)
Provision for (benefit from) income taxes from continuing operations	$ 78.5	$ (2.8)	$ (92)

Taxes Based on Income (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Consolidated income (loss) before taxes for U.S. and international operations
U.S.	$ (64.6)	$ (45.7)	$ (518)
International	297.5	284.7	(408.6)
Income (loss) from continuing operations before taxes	$ 232.9	$ 239	$ (926.6)

Taxes Based on Income (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Jan. 01, 2011
The primary components of the temporary differences that gave rise to the Company's deferred tax assets and liabilities
Accrued expenses not currently deductible	$ 62.2	$ 69.7
Net operating losses	352.3	348.5
Tax credit carryforwards	129.8	111.4
Capital loss carryforward	11.7	13.5
Postretirement and postemployment benefits	102.7	108.6
Pension costs	127.5	104.2
Inventory reserves	11.9	11.6
Other assets	3.7	7.5
Valuation allowance	(122.8)	(115.6)
Total deferred tax assets	679	659.4
Depreciation and amortization	(168.7)	(188.1)
Repatriation accrual	(18.1)	(15.3)
Foreign operating loss recapture	(119)	(122)
Other liabilities	(9.8)	(6.6)
Total deferred tax liabilities	(315.6)	(332)
Total net deferred tax assets from continuing operations	$ 363.4	$ 327.4

Taxes Based on Income (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Dec. 31, 2011
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance at beginning of year	$ 127.2	$ 151.7	$ 120.3
Acquired balance	0
Additions based on tax positions related to the current year	19.7	17.4
Additions for tax position of prior years	2.6	7
Reduction for tax positions of prior years:
Changes in judgment	(2.3)
Settlements	(5.5)	(7.9)
Lapses of applicable statute	(19.2)	(36.7)
Changes due to translation of foreign currencies	(2.2)	(4.3)
Balance at end of year	$ 120.3	$ 127.2

Taxes Based on Income (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Taxes Based on Income (Textual) [Abstract]
Effective tax rate	34.00%	(1.00%)
Income tax expense from increase to valuation allowances	$ 8,300,000
Income tax expense from the settlement of foreign tax audit	1,600,000	(17,700,000)	7,200,000
Income tax reconciliation benefit from operating loss resulting from write down of investment		45,500,000
Repatriation accrual	18,100,000	15,300,000
Operating loss carry forwards	1,130,000,000	1,140,000,000
Operating loss carry forward expiration within fourth year	51,800,000
Operating loss carry forward expiration after fifth year	119,200,000
Operating loss carry forward with indefinite expiration	955,700,000
Utilization period of indefinite lived foreign net operating losses	50 Years
Tax credit carry forward of both domestic and foreign subsidiaries	129,800,000	111,400,000
Tax credit carry forward expiration within three years	5,900,000
Tax credit carry forward expiration four through eight year	87,200,000
Tax credit carry forward expiration after eight year	28,500,000
Tax credit carry forward	8,200,000
Valuation allowance	122,800,000	115,600,000
Income Tax Holiday, Termination Date	Tax holidays expire between 2012 and 2016
Tax holidays benefit	2.00%
Unrecognized tax benefits	120,300,000	127,200,000	151,700,000
Unrecognized tax benefits, if recognized	78,500,000	81,200,000
Interest expense and penalties recognized in current year for uncertain tax positions	2,700,000	(2,600,000)
Accrued interest and penalties for uncertain tax positions, net of tax benefit	23,600,000	20,900,000
Income tax examinations by tax authorities, Year	prior to 2005
Reasonably possible decrease in unrecognized tax benefits during next 12 months	15,700,000
Significant change in unrecognized tax benefits is reasonably possible amount of cash payment	7,700,000
Undistributed earnings of foreign subsidiaries that are considered indefinitely reinvested	1,300,000,000	1,200,000,000
Expense from the settlement of a foreign tax audit	$ 2,800,000

Segment Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									10 Months Ended	12 Months Ended
	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010	Apr. 04, 2009	Nov. 30, 2010	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Net sales to unaffiliated customers:
Net sales	$ 1,454.6	$ 1,500.4	$ 1,544.8	$ 1,526.5	$ 1,462.6	$ 1,429.6	$ 1,492.8	$ 1,397			$ 6,026.3	$ 5,782	$ 5,186.2
Intersegment sales:
Segment Reporting Information, Intersegment sales											211.8	189.7	164.5
Income (loss) from continuing operations before taxes:
Income (loss) from continuing operations before taxes											232.9	239	(926.6)
Interest expense											(71)	(76.3)	(84.9)
Capital expenditures:
Capital expenditures											101.3	102.9	70
Depreciation expense:
Depreciation expense											168	172.9	187.6
Other expense, net by segment:
Other expense, net	15.9	18.1	8.3	4.3	6.2	5	2.8	5.6			46.6	19.6	178
Restructuring costs:
Severance and related costs	11	14.6	7.2	2.7	2.8	1.2	2	4			35.5	10	78.5
Asset impairment and lease cancellation charges	5.3	0.3	0.1	3.3	0.6	1.3	0.6	0.2			9	2.7	37.3
Other items:
Gain on sale of a product line											(5.6)
Gain on sale of investment							(0.5)				0	(0.5)
Loss from debt extinguishments	0.7				2.8		1.2		21	2.8	0.7	4	21.2
Loss from curtailment of domestic pension obligations						2.5					0	2.5
Legal settlements		0.5		(1.7)			(0.5)	1.4			(1.2)	0.9	41
OCP divestiture-related costs	8.2	2.7	1								8.2
Other expense, net	15.9	18.1	8.3	4.3	6.2	5	2.8	5.6			46.6	19.6	178
Continuing operations [Member]
Depreciation expense:
Depreciation expense											157.8	161.7	174
Pressure-sensitive Materials Segment [Member]
Net sales to unaffiliated customers:
Net sales											3,971.6	3,717.4	3,377.9
Intersegment sales:
Segment Reporting Information, Intersegment sales											170	157	147.1
Income (loss) from continuing operations before taxes:
Income (loss) from continuing operations before taxes											312.8	307	174
Capital expenditures:
Capital expenditures											65.3	50.2	41.5
Depreciation expense:
Depreciation expense											77.6	77.8	86.2
Other expense, net by segment:
Other expense, net											16.9	7.1	75.9
Other items:
Other expense, net											16.9	7.1	75.9
Retail Branding and Information Solutions [Member]
Net sales to unaffiliated customers:
Net sales											1,500.8	1,522.1	1,321.2
Intersegment sales:
Segment Reporting Information, Intersegment sales											2.3	2	1.6
Income (loss) from continuing operations before taxes:
Income (loss) from continuing operations before taxes											49.9	59.9	(905.1)
Capital expenditures:
Capital expenditures											20.9	28.2	19.6
Depreciation expense:
Depreciation expense											53.8	53.2	58.3
Other expense, net by segment:
Other expense, net											18.2	5.8	51.7
Other items:
Other expense, net											18.2	5.8	51.7
Other specialty converting businesses [Member]
Net sales to unaffiliated customers:
Net sales											553.9	542.5	487.1
Intersegment sales:
Segment Reporting Information, Intersegment sales											39.5	30.7	15.8
Income (loss) from continuing operations before taxes:
Income (loss) from continuing operations before taxes											(6.9)	(0.4)	(45.3)
Capital expenditures:
Capital expenditures											13.5	22.7	7.6
Depreciation expense:
Depreciation expense											22.6	26.7	25.6
Other expense, net by segment:
Other expense, net											2.6	3.2	29.2
Other items:
Other expense, net											2.6	3.2	29.2
Corporate [Member]
Income (loss) from continuing operations before taxes:
Income (loss) from continuing operations before taxes											(51.9)	(51.2)	(65.3)
Capital expenditures:
Capital expenditures											1.6	1.8	1.3
Depreciation expense:
Depreciation expense											3.8	4	3.9
Other expense, net by segment:
Other expense, net											8.9	3.5	21.2
Other items:
Other expense, net											$ 8.9	$ 3.5	$ 21.2

Segment Information (Details 1) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Other expense, net by segment:
Severance and related costs	$ 11	$ 14.6	$ 7.2	$ 2.7	$ 2.8	$ 1.2	$ 2	$ 4	$ 35.5	$ 10	$ 78.5
Other expense, net	15.9	18.1	8.3	4.3	6.2	5	2.8	5.6	46.6	19.6	178
Segment Information (Textual) [Abstract]
Capital expenditure accrued but not paid									$ 9.5	$ 12.4	$ 8.2

Segment Information (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Net sales to unaffiliated customers:
Net sales	$ 1,454.6	$ 1,500.4	$ 1,544.8	$ 1,526.5	$ 1,462.6	$ 1,429.6	$ 1,492.8	$ 1,397	$ 6,026.3	$ 5,782	$ 5,186.2
Property, plant and equipment, net:
Property, plant and equipment, net	1,079.4				1,262.9				1,079.4	1,262.9	1,354.7
US [Member]
Net sales to unaffiliated customers:
Net sales									1,636.1	1,602.5	1,484.7
Property, plant and equipment, net:
Property, plant and equipment, net	370.5				488.4				370.5	488.4	509.3
Europe [Member]
Net sales to unaffiliated customers:
Net sales									2,007.8	1,896.7	1,813.1
Asia [Member]
Net sales to unaffiliated customers:
Net sales									1,533.5	1,474.9	1,198.8
Latin America [Member]
Net sales to unaffiliated customers:
Net sales									489.8	468.4	379.9
Other International [Member]
Net sales to unaffiliated customers:
Net sales									359.1	339.5	309.7
International [Member]
Property, plant and equipment, net:
Property, plant and equipment, net	$ 708.9				$ 774.5				$ 708.9	$ 774.5	$ 845.4

Quarterly Financial Information (Unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Quarterly Financial Information
Net sales	$ 1,454.6	$ 1,500.4	$ 1,544.8	$ 1,526.5	$ 1,462.6	$ 1,429.6	$ 1,492.8	$ 1,397	$ 6,026.3	$ 5,782	$ 5,186.2
Gross profit	358.6	366.9	396.4	399.5	364.1	371.3	407.4	371	1,521.4	1,513.8	1,256.4
Net income from continuing operations	29	35.4	53.1	36.9	99.9	47.4	57.5	37	154.4	241.8	(834.6)
Net income (loss) from discontinued operations	(6.8)	14.4	20.2	7.9	14.3	16.8	26.3	17.7	35.7	75.1	87.9
Net income (loss)	$ 22.2	$ 49.8	$ 73.3	$ 44.8	$ 114.2	$ 64.2	$ 83.8	$ 54.7	$ 190.1	$ 316.9	$ (746.7)
Net income (loss) per common share:
Continuing operations	$ 0.27	$ 0.33	$ 0.5	$ 0.35	$ 0.94	$ 0.45	$ 0.54	$ 0.35	$ 1.46	$ 2.29	$ (8.06)
Discontinued operations	$ (0.06)	$ 0.14	$ 0.19	$ 0.08	$ 0.14	$ 0.16	$ 0.25	$ 0.17	$ 0.34	$ 0.71	$ 0.85
Net income (loss) per common share	$ 0.21	$ 0.47	$ 0.69	$ 0.43	$ 1.08	$ 0.61	$ 0.79	$ 0.52	$ 1.8	$ 3	$ (7.21)
Net income (loss) per common share, assuming dilution:
Continuing operations	$ 0.27	$ 0.33	$ 0.5	$ 0.35	$ 0.93	$ 0.44	$ 0.54	$ 0.35	$ 1.45	$ 2.27	$ (8.06)
Discontinued operations	$ (0.06)	$ 0.14	$ 0.19	$ 0.07	$ 0.13	$ 0.16	$ 0.24	$ 0.16	$ 0.33	$ 0.7	$ 0.85
Net income (loss) per common share, assuming dilution	$ 0.21	$ 0.47	$ 0.69	$ 0.42	$ 1.06	$ 0.6	$ 0.78	$ 0.51	$ 1.78	$ 2.97	$ (7.21)

Quarterly Financial Information (Unaudited) (Details 1) (USD $) In Millions, unless otherwise specified	3 Months Ended									10 Months Ended	12 Months Ended
	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010	Apr. 04, 2009	Nov. 30, 2010	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Restructuring costs:
Severance and related costs	$ 11	$ 14.6	$ 7.2	$ 2.7	$ 2.8	$ 1.2	$ 2	$ 4			$ 35.5	$ 10	$ 78.5
Asset impairment and lease cancellation charges	5.3	0.3	0.1	3.3	0.6	1.3	0.6	0.2			9	2.7	37.3
Other items:
Gain on sale of a product line	(5.6)
Loss from debt extinguishments	0.7				2.8		1.2		21	2.8	0.7	4	21.2
Gain on sale of investment							(0.5)				0	(0.5)
Loss from curtailment of domestic pension obligations						2.5					0	2.5
Legal settlements		0.5		(1.7)			(0.5)	1.4			(1.2)	0.9	41
OCP divestiture-related costs	8.2	2.7	1								8.2
Other expense, net	$ 15.9	$ 18.1	$ 8.3	$ 4.3	$ 6.2	$ 5	$ 2.8	$ 5.6			$ 46.6	$ 19.6	$ 178

Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Jan. 01, 2011
Assets:
Derivative Assets	$ 6.5	$ 16.9
Recurring [Member]
Assets:
Available for sale securities	12.4	12.2
Derivative Assets	6.5	16.9
Liabilities:
Derivative liabilities	18.6	10.3
Quoted Prices in Active Markets, Level 1 [Member] | Recurring [Member]
Assets:
Available for sale securities	0	12.2
Derivative Assets	0	0.1
Liabilities:
Derivative liabilities	2.9	2.4
Significant Other Observable Inputs, Level 2 [Member] | Recurring [Member]
Assets:
Available for sale securities	12.4	0
Derivative Assets	6.5	16.8
Liabilities:
Derivative liabilities	15.7	7.9
Significant Other Unobservable Inputs, Level 3 [Member] | Recurring [Member]
Assets:
Available for sale securities	0	0
Derivative Assets	0	0
Liabilities:
Derivative liabilities	$ 0	$ 0

Fair Value Measurements (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Apr. 04, 2009	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Fair value measurements (Textual) [Abstract]
Impairment charges on assets written down to fair value		$ 2.7	$ 2.8	$ 9.4
Carrying amounts of goodwill		759.3	940.8	950.8
Goodwill non-cash impairment charge	820
Carrying value of indefinite-lived assets		18	18
Nonrecurring [Member]
Fair value measurements (Textual) [Abstract]
Long-lived assets Carrying value		4.4	3.4	27.2
Impairment charges on assets written down to fair value		3.1	1	17.7
Long-lived assets, fair value		1.3	2.4	9.5
Carrying amounts of goodwill	1,210
Goodwill implied fair value	415
Goodwill non-cash impairment charge	820
Carrying value of indefinite-lived assets	30
Indefinite-lived assets implied fair value	18
Indefinite-lived assets non-cash impairment charge	12
Fair Value Level 2 [Member] | Nonrecurring [Member]
Fair value measurements (Textual) [Abstract]
Long-lived assets, fair value		1.1	2.4	6.5
Fair Value Level 3 [Member] | Nonrecurring [Member]
Fair value measurements (Textual) [Abstract]
Long-lived assets, fair value		$ 0.2		$ 3

Valuation and Qualifying Accounts and Reserves (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Allowance for doubtful accounts [Member]
Valuation and Qualifying Accounts and Reserves
Balance at Beginning of Year	$ 38.9	$ 41.3	$ 41.8
Additions Charged to Costs and Expenses	6.3	6.7	11.5
Additions from Acquisitions			0.4
Deductions from Reserves (a)	(11.2)	(9.1)	(12.4)
Balance at End of Year	34	38.9	41.3
Allowance for sales returns [Member]
Valuation and Qualifying Accounts and Reserves
Balance at Beginning of Year	12.5	14.9	15.5
Additions Charged to Costs and Expenses	10.5	9.6	7.8
Additions from Acquisitions			0.3
Deductions from Reserves (a)	(13.7)	(12)	(8.7)
Balance at End of Year	9.3	12.5	14.9
Inventory reserve [Member]
Valuation and Qualifying Accounts and Reserves
Balance at Beginning of Year	59.2	65.4	64.6
Additions Charged to Costs and Expenses	22	17.5	23.1
Additions from Acquisitions			2.3
Deductions from Reserves (a)	(26.1)	(23.7)	(24.6)
Balance at End of Year	55.1	59.2	65.4
Valuation allowance for deferred tax assets [Member]
Valuation and Qualifying Accounts and Reserves
Balance at Beginning of Year	115.6	115.4	109.2
Additions Charged to Costs and Expenses	8.1	2.5	4
Deductions from Reserves (a)	(0.9)	(2.3)	2.2
Balance at End of Year	$ 122.8	$ 115.6	$ 115.4